    As filed with the Securities and Exchange Commission on November 17, 2000


                        File Nos. 333-32483 and 811-8305
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
PRE-EFFECTIVE AMENDMENT NO.                                              [ ]

POST-EFFECTIVE AMENDMENT NO. 8                                           [X]

                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
AMENDMENT NO. 10                                                         [X]


                               ------------------

                                  EUREKA FUNDS
                                  ------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Address of Principal Business Office)

                                  614-470-8000
                                  ------------
              (Registrant's Telephone Number, including Area Code)

                                 Martin R. Dean
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

      Martin E. Lybecker, Esq.                 Eureka Funds
      Ropes & Gray                             3435 Stelzer Road
      1301 K Street, N.W.                      Columbus, Ohio  43219
      Suite 800 East
      Washington, D.C.  20004

Approximate Date of Proposed Public Offering: Continuous.

     It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)


[ ] on pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(i)

[ ] on (date) pursuant to paragraph (a)(i)


[X] 75 days after filing pursuant to paragraph (a)(ii)


[ ] on (date) pursuant to paragraph (a)(ii)

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  Shares of Beneficial Interest

                                  EUREKA FUNDS

                                  TRUST SHARES
                         U.S. Treasury Obligations Fund
                             Prime Money Market Fund

                              California Money Fund

                           Investment Grade Bond Fund
                          Global Asset Allocation Fund
                                   Equity Fund

                              Active OTC Stock Fund



                               PROSPECTUS DATED


                                FEBRUARY 1, 2001



The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.


            3. Introduction


If you would like more detailed information about each Fund, please see:

FUND SUMMARY, INVESTMENT STRATEGY, RISK/RETURN SUMMARY, PERFORMANCE INFORMATION, AND FEES AND EXPENSE


4     -     U.S. Treasury Obligations Fund
7     -     Prime Money Market Fund
11    -     California Money Fund
14    -     Investment Grade Bond Fund
18    -     Global Asset Allocation Fund
22    -     Equity Fund
26    -     Active OTC Stock Fund



If you would like more information about the following topics, please see:


29   SHAREHOLDER INFORMATION
     29     -     Multiple Class Structure
     29     -     Opening an Account
     30     -     Buying Shares
     32     -     Selling Shares
     34     -     Exchanging Shares
     34     -     Pricing of Fund Shares
     36     -     Additional Investor Services
     37     -     Dividends and Distributions
     37     -     Taxes
39   INVESTMENT MANAGEMENT
44   OTHER SERVICE PROVIDERS
45   FINANCIAL HIGHLIGHTS
46   ADDITIONAL INVESTMENT PRACTICES AND RISKS


TO OBTAIN MORE INFORMATION ABOUT THE EUREKA FUNDS PLEASE REFER TO THE BACK COVER OF THE PROSPECTUS



February 1, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


INTRODUCTION


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



THE U.S. TREASURY OBLIGATIONS FUND


FUND SUMMARY

Investment Goal                   Current income with liquidity and stability of
                                  principal
--------------------------------------------------------------------------------

Investment Focus                  U.S. Treasury securities and repurchase
                                  agreements collateralized by U.S. Treasury
                                  securities
--------------------------------------------------------------------------------

Principal Investment Strategy     Invests in short-term U.S. Treasury securities
--------------------------------------------------------------------------------

Share Price Volatility            Low
--------------------------------------------------------------------------------

Investor Profile                  Short-term or highly risk averse investors
                                  seeking current income from a money market fund that invests in obligations supported by the full faith and credit of the U.S.
                                  government

INVESTMENT OBJECTIVE
The U.S. Treasury Obligations Fund seeks current income consistent with liquidity and stability of principal.

INVESTMENT STRATEGY

The Fund invests exclusively in bills, notes, and bonds issued or guaranteed by the U.S. government, agency obligations supported by the full faith and credit of the U.S. government, and repurchase agreements collateralized by U.S. Treasury securities. The Fund intends to maintain an average weighted maturity of not greater than 60 days.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

     Interest Rate Risk - Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

     Net Asset Value Risk - The risk that the Fund will be unable to meet its goal of a constant $1 per share.

     For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year.

PERFORMANCE BAR CHART


[INSERT BAR CHART]



     Best Quarter                   Worst Quarter
        ____%                           ____%
        (Q__)                           (Q__)

This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the Lipper U.S. Treasury Money Market Funds Average.

-------------------------------------------------------------------------------

                                                                      SINCE
                                                                    INCEPTION
                                                         1 YEAR     (11/3/97)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND                             _____%        _____%
-------------------------------------------------------------------------------
LIPPER U.S. TREASURY MONEY MARKET FUNDS AVERAGE(1)         _____%        _____%
-------------------------------------------------------------------------------


(1) The Lipper U.S. Treasury Money Market Funds Average is based on an arithmetic average of U.S. Treasury money market funds as reported by Lipper Inc.


YIELD


All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7-day yield for the period ended December 31, 2000 was ____%.


You may obtain the most current yield information for the Fund by calling (888) 890-8121.


FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases              0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                          0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                       0%


(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                                      0.20%
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses                                                ____%

Total Annual Fund Operating Expenses                          ____%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


             1 YEAR           3 YEARS           5 YEARS           10 YEARS
              $___             $___              $___               $___

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



PRIME MONEY MARKET FUND



FUND SUMMARY

Investment Goal                 Current income with liquidity and stability of
                                principal
--------------------------------------------------------------------------------

Investment Focus                High quality money market instruments
--------------------------------------------------------------------------------

Principal Investment Strategy   Invests in high-quality, short-term debt
                                instruments
--------------------------------------------------------------------------------

Share Price Volatility          Low
--------------------------------------------------------------------------------

Investor Profile                Short-term or risk averse investors seeking
                                current income from a money market fund that invests in high quality instruments


INVESTMENT OBJECTIVE
The Prime Money Market Fund seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

INVESTMENT STRATEGY

The Fund invests primarily in U.S. government agency securities, high-quality commercial paper, short-term corporate debt obligations, and repurchase agreements. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if not rated, determined by the Adviser to be of comparable quality. The Fund intends to maintain an average weighted maturity of not greater than 60 days.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

     Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

     Interest Rate Risk - Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

     Net Asset Value Risk - The risk that the Fund will be unable to meet its goal of a constant $1 per share.

     For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year.+

PERFORMANCE BAR CHART


[INSERT BAR CHART]



     Best Quarter          Worst Quarter
       _____%                 _____%
       (Q___)                 (Q___)

This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the Lipper Money Market Funds Average.+

--------------------------------------------------------------------------------
                                        1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND                 _____%        _____%        ______%
--------------------------------------------------------------------------------
LIPPER MONEY MARKET FUNDS AVERAGE(1)    _____%        _____%        ______%
--------------------------------------------------------------------------------



(1) The Lipper Money Market Funds Average is based on an arithmetic average of the performance of money market funds as reported by Lipper Inc.

+ The above-quoted performance data includes the performance of a predecessor fund for the period before the Prime Money Market Fund commenced operations (11/1/97) adjusted to reflect the deduction of fees and expenses applicable to the Trust Shares of the Prime Money Market Fund as stated in this prospectus in the Fees and Expenses section (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Act and the Internal Revenue Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Prime Money Market Fund are substantially similar to its predecessor fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


YIELD


All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7-day yield for the period ended December 31, 2000 was ____%.


You may obtain the most current yield information for the Fund by calling (888) 890-8121.

FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases          0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                      0%
(as a percentage of net asset value)

Redemption Fee (as a percentage of                        0%
amount redeemed)(2)


(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                                0.30%
Distribution/Service (12b-1) Fees                       0.00%
Other Expenses                                          _.__%

Total Annual Fund Operating Expenses                    _.__%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                1 YEAR           3 YEARS           5 YEARS           10 YEARS
                $_____            $_____            $_____            $_____

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



CALIFORNIA MONEY FUND


FUND SUMMARY

Investment Goal                   High current interest income exempt from
                                  federal income tax and from California State
                                  personal income tax
--------------------------------------------------------------------------------

Investment Focus                  Tax exempt debt obligations with a focus on
                                  California municipal obligations
--------------------------------------------------------------------------------

Principal Investment Strategy     Invests in California tax exempt obligations
--------------------------------------------------------------------------------

Share Price Volatility            Low
--------------------------------------------------------------------------------
Investor Profile                  Short-term or risk averse investors seeking
                                  current income which is exempt from California and Federal income tax


INVESTMENT OBJECTIVE
The California Money Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal.

INVESTMENT STRATEGY
The Fund is a money market fund that invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statues of California ("California Municipal Obligations") are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 65% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to purchase instruments that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

         - instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

         - instruments issued or guaranteed by entities with short-term debt having such ratings;

         - unrated instruments determined by the Adviser to be of comparable quality to such instruments; and

         - shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

         Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal vale, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

         Interest Rate Risk - Interest rate risk involves the possibility that the value of the Fund's yield will decrease due to a decline in interest rates.

         Net Asset Value Risk - The risk that the Fund will be unable to meet its goal of a constant $1 per share.

         State Specific/Geographic Concentration/Large Positions Risk - As a single state money fund that concentrates its investments in securities issued by California and its municipalities, the Fund may be more vulnerable to unfavorable developments in California than funds that are more geographically diverse. Because of the relatively small number of issuers in California municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Certain factors particular to California, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in California, may have a disproportionately negative impact on the Fund's investments.

         For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the California Money Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases      0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                  0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)               0%

(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."
(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                                      0.20%
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses(1)                                             ____%

Total Annual Fund Operating Expenses                          ____%

(1) Other Expenses are based on estimated amounts for the current fiscal year.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR            3 YEARS
                   $____             $_____

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



INVESTMENT GRADE BOND FUND



FUND SUMMARY

Investment Goal                    A high level of income, consistent with
                                   preservation of capital
--------------------------------------------------------------------------------

Investment Focus                   Investment grade debt obligations
--------------------------------------------------------------------------------

Principal Investment Strategy      Attempts to identify fixed income securities
                                   with high expected returns using a
                                   quantitative securities selection process
--------------------------------------------------------------------------------

Share Price Volatility             Low to Medium
--------------------------------------------------------------------------------

Investor Profile                   Investors willing to accept low to medium
                                   price fluctuation in order to receive income from their investment that is typically higher than that of a money market fund


INVESTMENT OBJECTIVE
The Investment Grade Bond Fund seeks a high level of income, consistent with preservation of capital.

INVESTMENT STRATEGY

The Fund invests in a broad range of fixed income securities, including U.S. Treasury securities, U.S. agency securities, mortgage related securities, and corporate bonds. The Fund will invest at least 80% of its net assets in bonds which are investment grade securities. To be considered investment grade, a security must be rated in one of the four highest credit quality categories by a nationally recognized statistical rating organizations ("NRSRO") or, if not rated, determined by the Adviser to be of comparable quality.

The Adviser uses its proprietary, quantitative security selection strategy to determine the optimal combination of investments in the portfolio. Quantitative investment models and risk management systems assist the Adviser in identifying the optimal choice of yield, credit rating, maturity, and coupon rate, among other factors. The Adviser seeks the fixed income sectors and/or securities with high expected relative return premiums, adjusted for risk. Fundamental valuation, macroeconomic, return and risk measures are all employed to determine the expected relative return premium for each sector and/or security. Once the attractiveness of the various investment sector and individual security alternatives is determined, the portfolio is constructed so as to overweight those sectors and/or securities with the most-favorable prospects, according to the current quantitative analysis.

The Fund may invest up to 20% of its assets in non-investment grade debt securities rated in the fifth highest rating category (rated B-), preferred stocks and convertible securities. In the event that a security held by the Fund is downgraded, the Fund may continue to hold such security until such time as the Adviser deems it to be advantageous to dispose of the security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



In pursuing its investment objective, the Fund expects that its portfolio will be characterized by investment risk that is similar to that of a broadly diversified investment grade bond portfolio, such as a portfolio structured to match the Lehman Brothers Aggregate Bond Index or the Salomon Broad Investment Grade Bond Index. The Fund seeks to maintain a dollar-weighted average portfolio maturity of five to ten years.


The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

         Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests primarily in investment grade debt obligations, credit risk is minimized.

         Interest Rate Risk - Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

         Prepayment/Call Risk - Prepayment risk is the chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" - or repay - its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

         The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

         For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



PERFORMANCE BAR CHART


[INSERT BAR CHART]



         Best Quarter      Worst Quarter
           ______%             ______%
           (Q____)             (Q____)

This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the Lehman Brothers Aggregate Bond Index, the Salomon Broad Investment Grade Bond Index, and the Lipper Intermediate Investment Grade Debt Funds Average.

--------------------------------------------------------------------------------
                                                                    SINCE
                                                                  INCEPTION
                                                   1 YEAR         (11/1/97)
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND                          _____%           _____%
--------------------------------------------------------------------------------

LEHMAN BROTHERS AGGREGATE BOND INDEX(1)             _____%           _____%
--------------------------------------------------------------------------------

SALOMON BROAD INVESTMENT GRADE BOND INDEX(2)        _____%           _____%
--------------------------------------------------------------------------------

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT
 FUNDS AVERAGE(3)                                   _____%           _____%
--------------------------------------------------------------------------------



(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the performance of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
(2) The Salomon Broad Investment Grade Bond Index is an unmanaged index generally representative of the performance of U.S. investment grade bonds with over one year to maturity.
(3) The Lipper Intermediate Investment Grade Debt Funds Average is based on an arithmetic average of the performance of intermediate investment grade debt funds as reported by Lipper Inc.


FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------


This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases      0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                  0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)               0%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                                      0.60%
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses                                                ____%

Total Annual Fund Operating Expenses                          ____%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                  1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  $____              $____            $____              $____

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



GLOBAL ASSET ALLOCATION FUND



FUND SUMMARY

Investment Goal                   Income and long-term capital appreciation
--------------------------------------------------------------------------------

Investment Focus                  Common stocks and bonds of U.S. and foreign
                                  issuers
--------------------------------------------------------------------------------

Principal Investment Strategy     Attempts to diversify investments across
                                  countries, currencies, and asset classes using
                                  a quantitative securities selection process
--------------------------------------------------------------------------------

Share Price Volatility            Medium
--------------------------------------------------------------------------------

Investor Profile                  Investors seeking current income and capital
                                  appreciation with higher current income and lower volatility than the average stock fund


INVESTMENT OBJECTIVE
The Global Asset Allocation Fund seeks a balance of income and long-term capital appreciation.

INVESTMENT STRATEGY

Through the use of a disciplined asset allocation approach, the Fund intends to invest in, and assume a level of risk commensurate with, a globally diversified portfolio of large capitalization stocks, bonds, and cash equivalents. The Adviser will use a variety of quantitative investment models to identify the country, sector, and asset classes with the highest expected risk-adjusted return. Once the relative attractiveness of the various investment class alternatives is determined, the portfolio is constructed so as to overweight those countries, currencies, sectors, and asset classes with the most favorable prospects, according to the current quantitative analysis. The Fund seeks to outperform a blended 70% stock and 30% bond benchmark as part of its investment approach.

The Fund will invest in a varying combination of stocks, bonds, and cash equivalents selected primarily from those countries represented in the Morgan Stanley Capital International World Index (the "MSCI World Index").


By diversifying across countries, currencies, and asset classes (stocks and bonds), the Fund pursues its capital appreciation goals while seeking to control portfolio risk. The Fund will normally invest at least 65% of its net assets in securities representing at least three different countries, including the United States.


The Fund expects that its equity exposure will be characterized by investment risk that is similar to that of the MSCI World Index.

Bonds in the Fund's portfolio are expected to have maturities less than or equal to thirty years. The Fund's bond portfolio will seek to maintain a risk level, yield, maturity and other characteristics commensurate with that of the Lehman Brothers U.S. Treasury Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


In order to execute its strategy in an efficient manner, the Adviser may utilize equity index, bond index, and currency futures contracts in the various countries. The Fund may use futures contracts to provide an efficient means of achieving broad market exposure to the stock, fixed income and currency markets of a particular country, to provide liquidity, and to facilitate asset allocation shifts.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

         Foreign Securities Risk - Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

         Market Risk - Market risk is the possibility that the Fund's investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

         Investment Style Risk - Investment style risk is the possibility that returns from large capitalization stocks will trail returns from other asset classes or the overall stock market.


         Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks.


         Interest Rate Risk - Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

         The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

         For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year.

PERFORMANCE BAR CHART


[INSERT BAR CHART]


         Best Quarter      Worst Quarter
           ______%            ______%
           (Q____)            (Q____)


This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the Morgan Stanley Capital International World Index, the Salomon Smith Barney Primary Market Index-World, the Lehman Brothers U.S. Treasury Index, the Global Balanced Return Index, and the Lipper Global Flexible Portfolio Funds Average.

--------------------------------------------------------------------------------
                                                                       SINCE
                                                                     INCEPTION
                                                           1 YEAR    (11/1/97)
--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND                                ____%       ____%
--------------------------------------------------------------------------------

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX(1)         ____%       ____%
--------------------------------------------------------------------------------

SALOMON SMITH BARNEY PRIMARY MARKET INDEX-WORLD(2)          ____%       ____%
--------------------------------------------------------------------------------

LEHMAN BROTHERS U.S. TREASURY INDEX(3)                      ____%       ____%
--------------------------------------------------------------------------------

GLOBAL BALANCED RETURN INDEX(4)                             ____%       ____%
--------------------------------------------------------------------------------

LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS AVERAGE(5)           ____%       ____%
--------------------------------------------------------------------------------

(1) The Morgan Stanley Capital International World Index is an unmanaged global index of equity prices based on 1,375 shares from 19 countries and covering roughly 60% of the market capitalization of world stock exchanges. This index is replacing the Salomon Smith Barney Primary World Index because it more accurately reflects the securities in which the Fund invests.
(2) The Salomon Smith Barney Primary Market Index-World is an unmanaged index generally representative of the performance of the international and domestic stock market.
(3) The Lehman Brothers U.S. Treasury Index is an unmanaged index generally representative of the performance of the domestic Treasury market.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



(4) The Global Balanced Return Index was calculated by the Adviser by combining 70% of the monthly performance of the Morgan Stanley Capital International World Index and 30% of the monthly performance of the Lehman Brothers U.S. Treasury Index. Results are presented on a compound annual basis.
(5) The Lipper Global Flexible Portfolio Funds Average is based on an arithmetic average of global funds as reported by Lipper Inc.



FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------


This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases              0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                          0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                       0%


(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                                      0.90%
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses                                                ____%

Total Annual Fund Operating Expenses                          ____%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                1 YEAR           3 YEARS           5 YEARS           10 YEARS
                 $____            $____             $____              $____

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



EQUITY FUND


FUND SUMMARY

Investment Goal                   Long-term capital growth
--------------------------------------------------------------------------------

Investment Focus                  U.S. common stocks
--------------------------------------------------------------------------------


Principal Investment Strategy     Attempts to identify large capitalization
                                  stocks of undervalued companies and/or
                                  growth companies using a quantitative
                                  securities selection process
--------------------------------------------------------------------------------


Share Price Volatility            Medium to high
--------------------------------------------------------------------------------

Investor Profile                  Investors with long-term investment goals who
                                  are looking primarily for growth of capital


INVESTMENT OBJECTIVE
The Equity Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The Fund attempts to identify large capitalization stocks of both undervalued companies and growth companies using a quantitative securities selection process. The Fund intends to invest at least 65% of its net assets in the common stocks of corporations representing a broad cross section of the U.S. economy. Common stocks are chosen based upon the Adviser's quantitative stock selection models which rank the universe of U.S. common stocks in the S&P 500 Index according to their valuation, growth, return, and risk measures. The stocks assigned the highest ratings are those deemed to have a greater potential for price appreciation over a short-to-intermediate term horizon.

The portfolio is constructed so that the aggregate investment characteristics of the Fund are similar to those of the S&P 500 Index. These characteristics include such measures as economic sector diversification, P/E ratio, dividend yield, and market "beta" (or sensitivity). However, while maintaining aggregate investment characteristics similar to those of the S&P 500 Index, the Fund seeks to invest in individual common stocks -- including stocks which may not be part of that Index -- which the Adviser believes hold a greater potential for price appreciation. As of the date of this Prospectus, the S&P 500 Index statistics were as follows: the weighted average market value was $___ billion, the mean market value was $__ billion, the smallest company had a market value of $361 million, and the largest company had a market value of $___ billion.


Although the Fund normally intends to be fully invested in common stocks, it may invest temporarily in certain short-term fixed income securities, investment company securities, and money market instruments. Such securities may be used to invest uncommitted cash balances or to maintain liquidity in order to meet shareholder redemptions.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

        Market Risk - Market risk is the possibility that the Fund's investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

        Investment Style Risk - Investment style risk is the possibility that returns from large capitalization stocks (generally, stocks in the S&P 500 Index) will trail returns from other asset classes or the overall stock market.

        The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

        For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year.

PERFORMANCE BAR CHART


[INSERT BAR CHART]


        Best Quarter       Worst Quarter
          ______%             ______%
          (Q____)             (Q____)


This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the S&P 500 Index and Lipper Large Cap Core Average.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                         1 YEAR       (11/1/97)
--------------------------------------------------------------------------------
EQUITY FUND                                              _____%          ____%
--------------------------------------------------------------------------------

S&P 500 INDEX(1)                                         _____%          ____%
--------------------------------------------------------------------------------

LIPPER LARGE CAP CORE AVERAGE(2)                         _____%          ____%
--------------------------------------------------------------------------------


(1) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market.

(2) The Lipper Large Cap Core Average is the ___________________. In ____, 2000, Lipper, Inc, replaced the Lipper U.S. Diversified Equity Funds Average with the Lipper Large Cap Core Average.



FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------


This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases        0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                    0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                 0%


(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                                      0.75%
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses                                                ____%

Total Annual Fund Operating Expenses                          ____%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


               1 YEAR           3 YEARS           5 YEARS           10 YEARS
               $_____            $_____            $_____            $_____

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



ACTIVE OTC STOCK FUND

FUND SUMMARY

Investment Goal                   Long-term capital growth
--------------------------------------------------------------------------------

Investment Focus                  Seeks to actively outperform the NASDAQ 100
                                  Index
--------------------------------------------------------------------------------

Principal Investment Strategy     Invest in individual securities within NASDAQ
                                  100 Index
--------------------------------------------------------------------------------

Share Price Volatility            High
--------------------------------------------------------------------------------

Investor Profile                  Investors seeking long-term capital growth
                                  from a Fund that invests in the individual securities within the NASDAQ 100 Index


INVESTMENT OBJECTIVE
The Active OTC Stock Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The Fund will use a quantitative equity selection process to systematically overweight and underweight, relative to the market benchmark, individual securities within the NASDAQ 100 Index. The NASDAQ 100 Index contains 100 of the largest and most active non-financial securities listed on the NASDAQ Stock Market, as defined by market capitalization, and is the market benchmark for the Fund.

The Fund does not intend to concentrate (invest more than 25% of its assets) in securities of issuers in particular industries or group of industries, except and insofar as those securities may be concentrated within the market benchmark (the NASDAQ 100 Index). In the event that the market benchmark contains concentrations of issuers within a given industry or group of industries, it is likely that the Fund will also be concentrated in that industry or group of industries.

The Fund employs a top-down, quantitative equity selection process combined with strict risk controls in an attempt to generate investment returns in excess of those of the market benchmark. The portfolio construction process begins with a securities universe of the equity securities found in the NASDAQ 100 Index. Proprietary valuation models are used to predict the short-term outperformance potential of each stock in the securities universe. These proprietary valuation models are driven by such factors as each stock's level of risk, growth, valuation, and momentum. These estimates of short-term performance are combined with estimates of market risk, as well as with other factors such as transaction costs, to form optimal portfolios of securities holdings. These optimal portfolios seek to add value principally through successful identification of those securities which will outperform the market benchmark vs. those securities which will underperform the market benchmark. Portfolios are created in which those securities expected to outperform are held in greater proportion than typically found in the market benchmark, while those expected to underperform are held in less proportion. Overweighting or underweighting securities from a particular industry or group of industries is not a principal investment strategy of the Fund.

The Fund is a non-diversified Fund. This means that it may invest more than 5% of its assets in the securities of a single company. However, the Fund will comply with the diversification requirements imposed by the Internal

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Revenue Code of 1986 in order to pass on the maximum tax benefits associated with the income earned to each investor.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may, from time to time, engage in active or frequent trading of portfolio securities to achieve the Fund's principal investment strategies. The Fund does not intend to take any extraordinary actions to avoid possible adverse tax consequences of its level of portfolio trading.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

        Concentration in the NASDAQ 100 Index Risk - The Fund's investments are concentrated in the securities comprising the NASDAQ 100 Index. This Index is typically more volatile than other large capitalization indices of the stock market (such as the S & P 500 Stock Index), and investors may experience short-term loss of capital in excess of that experienced in the broader stock market. Because the NASDAQ 100 Index may invest relatively more assets in certain industry sectors than others (such as technology), the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Index.

        Non-Diversification Risk - The Fund is considered non-diversified because it may invest more than 5% of its assets in the securities of a single company. Therefore, gains or losses on a single company may have a greater impact on the Fund.

        Market Risk - Market risk is the possibility that the Fund's investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with occasional extended periods of declining stock prices. The value of your investment in the Fund may fall during these periods of declining stock prices.

        Investment Style Risk - Investment style risk is the possibility that, while a particular set of equity investments may not decline in value, their returns may trail the returns of other classes or styles of equity investments, such as small to medium capitalization firms, or firms which pay large dividends. Investment style risk may also arise from the fact that other non-equity investments, such as an investment in fixed income securities, may outperform an investment in the Fund.

        For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Active OTC Stock Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------


This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases        0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                    0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                 0%

(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."
(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                                      0.95%
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses(1)                                             ____%

Total Annual Fund Operating Expenses                          ____%

(1) Other Expenses are based on estimated amounts for the current fiscal year.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR           3 YEARS
                           $_____            $_____

SHAREHOLDER INFORMATION


MULTIPLE CLASS STRUCTURE


The Eureka Funds offer three classes of shares: Trust shares , Class A shares, and Class B shares. Trust shares are offered to Sanwa Bank California and its affiliates, and certain other financial service providers approved by the Distributor. Trust shares are also offered to employees of Sanwa Bank California, employees of BISYS Fund Services, and Trustees of the Eureka Funds. Trust shares are not subject to a distribution/service (12b-1) fee or a shareholder servicing fee. Class A shares and Class B shares are offered to the general public through a separate prospectus and are subject to a distribution/ service (12b-1) fee and a shareholder servicing fee.


OPENING AN ACCOUNT

1.       Read this prospectus carefully.

2.       Determine how much you want to invest.

         o If purchasing through a financial institution approved by the Distributor, then contact that financial institution. With respect to such shares, it is the responsibility of the financial institution to transmit purchase or redemption orders to the Distributor. Such shares will normally be held of record by the financial institution. Beneficial ownership of shares will be recorded by the financial institution and reflected in the account statements provided by the financial institution to the customer. The minimum initial investment is $100,000. There is no minimum subsequent investment amount.

         o Employees of Sanwa Bank California, employees of BISYS Fund Services, and Trustees of the Eureka Funds may directly purchase Trust shares. The minimum initial investment is $500, or $50 if part of the Eureka Funds' automatic investment plan. There is no minimum subsequent investment amount.

                           Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For additional information or for an Account Registration Form, please contact your local Sanwa Bank California office or call Eureka Funds at (888) 890-8121.

                  A Fund may waive its minimum purchase requirement. The Distributor may reject an order if it is considered to be in the best interest of the Fund.

BUYING SHARES

              OPENING AN ACCOUNT                                         ADDING TO AN ACCOUNT

---------------------------------------------------------------------------------------------------------------------------
BY MAIL OR BY OVERNIGHT MAIL
---------------------------------------------------------------------------------------------------------------------------

        o     To buy shares through a financial institution        o     To add to your account through a financial
              approved by the Distributor, you must                      institution approved by the Distributor,
              contact that financial institution.                        you must contact that financial institution.

        o     Employees of Sanwa Bank California, employees        o     Employees of Sanwa Bank California, employees
              of BISYS Fund Services, and Trustees of the                of BISYS Fund Services, and Trustees of the
              Eureka Funds may follow the instructions below:            Eureka Funds may follow the instructions below:

              -   Prepare a check, bank draft, or money                  -   Prepare a check, bank draft, or
                  order for the investment amount (at                        money order for the investment
                  least $500, or at least $50 if part of                     amount payable (there is no minimum
                  the automatic investment plan), payable                    amount) to the Eureka Funds.
                  to the Eureka Funds.

              -   Deliver the check, bank draft, or                      -   Deliver the check, bank draft, or money
                  money order and your completed Account                     order and investment slip attached to
                  Registration Form to:                                      your account statement (or, if unavailable,
                                                                             provide the Fund name, share class, amount
                                                                             invested, account name, and account number)
                                                                             to:


                      By Mail:                                                    By Mail:
                      -------                                                     --------
                      Eureka Funds                                                Eureka Funds
                      P.O. Box 182792                                             P.O. Box 182792
                      Columbus, Ohio                                              Columbus, Ohio 43218-2792
                      43218-2792

                      By Overnight Mail:                                          By Overnight Mail:
                      ------------------                                          ------------------
                      Eureka Funds                                                Eureka Funds
                      c/o BISYS Fund Services                                     c/o BISYS Fund Services
                      Attn: T.A. Operations                                       Attn: T.A. Operations
                      3435 Stelzer Road                                           3435 Stelzer Road
                      Columbus, Ohio  43219                                       Columbus, Ohio 43219

                                      All purchases by check should be in U.S. dollars.
                               Third party checks, credit cards or cash will not be accepted.

---------------------------------------------------------------------------------------------------------------------------
BY WIRE TRANSFER
---------------------------------------------------------------------------------------------------------------------------

                                                                   o      If you purchased shares through a financial
                                                                          institution approved by the Distributor,
                                                                          contact that financial institution to place
                                                                          an order by wire transfer.

                                                                   o      Employees of Sanwa Bank California, employees
                                                                          of BISYS Fund Services, and Trustees of the
                                                                          Eureka Funds may follow the instructions below:

                                                                          -      To place an order by wire transfer call
                                                                                 the Funds at (888) 890-8121 to obtain
                                                                                 wiring instructions regarding the bank
                                                                                 account number into which funds should be
                                                                                 wired and other pertinent information.

                    Your bank may charge a fee to wire funds.

BUYING SHARES

                  OPENING AN ACCOUNT                                           ADDING TO AN ACCOUNT

---------------------------------------------------------------------------------------------------------------------------
BY ELECTRONIC FUNDS TRANSFER
---------------------------------------------------------------------------------------------------------------------------

         o        Your bank must participate in the                   o        Employees of Sanwa Bank California,
                  Automated Clearing House and must                            employees of BISYS Fund Services, and
                  be a U.S. bank.                                              Trustees of the Eureka Funds may follow the
                                                                               instructions below:
         o        To purchase shares by electronic
                  funds transfer through a financial
                  institution approved by the Distributor,
                  you must contact that financial institution.

         o        Employees of Sanwa Bank California,
                  employees of BISYS Fund Services, and
                  Trustees of the Eureka Funds may call (888)
                  890-8121 to arrange an electronic purchase.

                  -        Establish the electronic purchase
                           option on your Account Registration
                           Form.

                  -        Call (888) 890-8121 to arrange an
                           electronic purchase.


     Your bank may charge a fee to send funds by electronic wire transfer.

SELLING SHARES

              DESIGNED FOR                                          TO SELL SOME OR ALL OF YOUR SHARES

------------------------------------------------------------------------------------------------------------------------------
BY MAIL
------------------------------------------------------------------------------------------------------------------------------

         o        Accounts of any type.                             o        Write a letter of instruction indicating the
                                                                             fund name, your account number, and the
         o        Sales of any amount.                                       name(s) in which the account is
                                                                             registered and the dollar value or
Shares purchased through a financial institution approved                    number of shares you wish to sell.
by the Distributor may be required to be redeemed in
accordance with instructions and limitations pertaining             o        Include the account owner(s) signature(s).
to his or her account. For example, if a customer has
agreed to maintain a minimum balance in his or her                  o        Mail the materials to the Eureka Funds, P.O.
account, and the balance in that account falls below that                    Box 182792, Columbus, Ohio  43218-2792.
minimum, the customer may be required to redeem, or the                      Or by overnight mail to the Eureka
financial institution approved by the Distributor may                        Funds, c/o BISYS Fund Services, Attn:
redeem for and on behalf of the customer, all or part of                     T.A. Operations, 3435 Stelzer Road,
the customer's shares to the extent necessary to maintain                    Columbus, Ohio 43219.
the required minimum balance. If a distribution is to be
made to a customer who is not eligible to receive Trust             o        A check will be mailed to the name(s) and
Shares, for whatever reason, then Class A Shares will be                     address in which the account is
distributed to that customer. Contact your financial                         registered, or otherwise according to
institution for instructions and more information.                           your letter of instruction.

------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE
------------------------------------------------------------------------------------------------------------------------------

         o        Accounts of any type.                             o        Call (888) 890-8121 with instructions as to
                                                                             how you wish to receive your funds (mail,
         o        Sales of any amount.                                       wire, electronic transfer).

Shares purchased through a financial institution approved by the Distributor may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account. Contact your financial institution for instructions and more information.

This option is not available if you have declined telephone privileges.

------------------------------------------------------------------------------------------------------------------------------
BY WIRE
------------------------------------------------------------------------------------------------------------------------------

         o        Accounts of any type which have                   o        Call (888) 890-8121 to request a wire
                  elected the wire option on the                             transfer.
                  Account Registration Form.

         o        Sales of any amount.                              o        If you call by 4 p.m. Eastern time, your
                                                                             payment will normally be wired to your
Shares purchased through a financial institution approved                    bank on the next business day.
by the Distributor may be required to be redeemed in
accordance with instructions and limitations pertaining
to his or her account.  Contact your financial
institution for instructions and more information.

                                          The Fund may charge a wire fee.
                                Your bank may charge a fee to receive funds by wire.

------------------------------------------------------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH)
------------------------------------------------------------------------------------------------------------------------------

         o        Accounts of any type.                              o       Call (888) 890-8121 to request an electronic
                                                                             funds transfer.
         o        Sales of any amount.
                                                                     o       If you call by 4 p.m. Eastern time, the NAV
         o        Shareholders with accounts at a U.S.                       of your shares will normally be determined
                  bank which participates in the Automated                   on the same day and the proceeds will be
                  Clearing House.                                            created within 8 days.

                          Your bank may charge a fee to receive funds by Automated Clearing House.

GENERAL POLICIES ON SELLING SHARES

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

         o the redemption check is payable to the shareholder(s) of record, and

         o the check is mailed to the shareholder(s) of record and mailed to the address of record.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, payment of your redemption proceeds will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take fifteen days or more. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared. You can avoid this delay by purchasing shares with a certified check or wire transfer.

INVOLUNTARY SALES OF YOUR SHARES. Shares may be redeemed involuntarily if an account balance falls below the minimum established by the financial institution approved by the Distributor. Each Fund reserves the right to redeem your shares at net asset value if your account balance drops below $25,000. Before a Fund exercises its right to redeem such shares, the shareholder will be given notice that the value of his shares of a Fund is less than the minimum amount and will be allowed 60 days to make an additional investment to increase the value of the account to at least $25,000. Employees of Sanwa Bank California, employees of BISYS Fund Services, and Trustees of the Eureka Funds will not be required to maintain a minimum account balance.

POSTPONEMENT OF REDEMPTION REQUEST. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Selling Your Shares" in this section.


REDEMPTION IN KIND. The Funds reserve the right to make payment in securities rather than cash, known as a ""redemption in kind."" This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund"'s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE REDEMPTION CHECKS. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as ""undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain undeliverable or uncashed for six months will be canceled and will be redeposited in your account at the current net asset value.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. Trust Shares of each Fund may be exchanged for Trust Shares of the other Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Trust Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). A Shareholder wishing to exchange Trust Shares purchased through a financial adviser or brokerage account may do so by contacting their adviser or broker.


The Funds do not charge a fee for processing exchanges of its Trust Shares. The exchange will be made on the basis of the relative net asset value of the shares exchanged.


An exchange from one Fund to another Fund is considered a sale of shares and will result in a capital gain or loss for federal income tax purposes.

Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.


If not selected on the Account Registration Form, the Shareholder will automatically receive exchange privileges.


The Funds reserve the right to change the terms of the exchange privilege upon sixty days' written notice.

The Funds are not intended to serve as vehicles for frequent trading in response to short- term fluctuations in the market. Due to the disruptive effect that excessive trading can have on efficient portfolio management, the Funds have established a policy of limiting exchange activity to four substantive exchange redemptions from a Fund during any calendar year. Other than exchanges pursuant to the Eureka Funds' Auto Exchange Plan, there is a $500 minimum for exchanges.

PRICING OF FUND SHARES


VALUATION OF SHARES. The price of a Fund's shares is based on the Fund's net asset value. The net asset value of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The net asset value is calculated separately for the Trust shares, the Class A shares and the Class B shares of each Fund.


The net asset value for each Fund (except the Money Market Funds)may be found daily in The Wall Street Journal and other newspapers.


Money Market Funds (the U.S.         -        The net asset value of each of the
Treasury Obligations Fund,                    Money Market Funds is determined
                the                           on each business day as of 1:00
Prime Money Market Fund,                      p.m. Eastern time and as of the
and the California Money Fund)                close of regular trading of the
                                              New York Stock Exchange ("NYSE")
                                              (generally 4:00 p.m. Eastern time)
                                              on each day in which the NYSE is
                                              open for trading and the Federal
                                              Reserve Bank is open and any other
                                              day during which there is
                                              sufficient trading in a Fund's
                                              investments that the Fund's net
                                              asset value may be materially
                                              affected.

                                     -        The assets in each Money Market
                                              Fund are valued based upon the
                                              amortized cost method, which does
                                              not take into account unrealized
                                              gains or losses.

                                     -        Each Money Market Fund's net asset
                                              value is expected to remain at a
                                              constant $1, although there is no
                                              assurance that this will be
                                              maintained.

                                     -        For further information about the
                                              valuation of investments, see the
                                              Statement of Additional
                                              Information.


Investment Grade Bond Fund, the      -        The net asset value of the
Global Asset Allocation Fund, the             Investment Grade Bond Fund, the
Equity Fund and the Active OTC                Global Asset Allocation Fund, the
Stock Fund                                    Equity Fund, and the Active OTC
                                              Stock Fund is determined on each
                                              business day as of the close of
                                              regular trading of the NYSE
                                              (generally 4:00 p.m. Eastern time)
                                              on each day in which the NYSE is
                                              open for trading and any other day
                                              during which there is sufficient
                                              trading in a Fund's investments
                                              that the Fund's net asset value
                                              may be materially affected.

                                     -        The assets in the Investment Grade
                                              Bond Fund, the Global Asset
                                              Allocation Fund, the Equity Fund,
                                              and the Active OTC Stock Fund are
                                              valued accordingly:

                                                       Portfolio securities, the
                                                       principal market for
                                                       which is a securities
                                                       exchange, will be valued
                                                       at the closing sales
                                                       price on that exchange,
                                                       or, if there have been no
                                                       sales during that day, at
                                                       their latest bid. If
                                                       market quotations are not
                                                       readily available, the
                                                       securities will be valued
                                                       by a method which the
                                                       Board of Trustees
                                                       believes accurately
                                                       reflects fair value.

                                                       Portfolio securities, the
                                                       principal market for
                                                       which is not a securities
                                                       exchange, will be valued
                                                       at the mean between their
                                                       latest bid and asked
                                                       prices. If such prices
                                                       are not available, then
                                                       the securities will be
                                                       valued by a method which
                                                       the Board of Trustees
                                                       believes accurately
                                                       reflects fair value.

                                     -        For further information about
                                              valuation of investments, see the
                                              Statement of Additional
                                              Information.

BUY AND SELL PRICES. When you buy shares, you pay the net asset value next determined after your order is received. When you sell shares, you receive the net asset value next determined after your order is received.

ADDITIONAL INVESTOR SERVICES

AUTO INVEST PLAN (AIP). AIP enables a Shareholder who is an employee of Sanwa Bank California, an employee of BISYS Fund Services, or a Trustees of the Eureka Funds to set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $50 per Fund and the minimum subsequent investment amount is $50 per Fund. Investments may be made bi-monthly, monthly, or quarterly. To establish, complete the appropriate section in the Account Registration Form. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

CHECK WRITING SERVICE. Shareholders of Trust Shares of a Money Market Fund may write checks in the amount of $500 or more against their Fund account. A Shareholder will receive a supply of checks after a signed signature card is received. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Eureka Funds reserve the right to charge a Shareholder's account a fee for stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO EXCHANGE. Eureka Funds Auto Exchange enables a Shareholder who is an employee of Sanwa Bank California, an employee of BISYS Fund Services, or a Trustees of the Eureka Funds to make regular, automatic withdrawals from Trust Shares of a Money Market Fund and use those proceeds to benefit from dollar-cost- averaging by automatically making purchases of shares of another Eureka Fund. With shareholder authorization, the Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the Shareholder's Money Market Fund account and will automatically invest that amount in Trust Shares of the Fund designated by the Shareholder. In order to participate in the Auto Exchange, Shareholders must have a minimum beginning balance of $10,000 in their Money Market Fund account and are still subject to minimum account balance requirements as described below.

To participate in the Auto Exchange, complete the appropriate section of the Account Registration Form, which can be acquired by calling the Funds at (888) 890-8121. To change the Auto Exchange instructions or to discontinue the feature, a shareholder must send a written request to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218- 2792. The Auto Exchange may be amended or terminated without notice at any time.

AUTO WITHDRAWAL PLAN (AWP). If you have at least $10,000 in the Fund selected and maintain a minimum account balance of $1,000 in the Fund, you may use AWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly basis. You may arrange to receive regular distributions from your account and have the amount transferred according to your instructions by completing the appropriate section in the Account Registration Form or by submitting a written request (with signature guarantee) to the Funds. To change the AWP instructions or to discontinue the feature, the request must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The AWP may be amended or terminated, without notice, at any time.

EUREKA FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). The Eureka Funds IRAs are available to employees of SBCL, employees of BISYS Fund Services and Trustees of the Eureka Funds. The minimum initial investment in an IRA is $500 and there is no minimum subsequent investment requirement. Available IRAs include IRAs set up under a Simplified Employee Pension Plan and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Trust Shares for an IRA. Eureka Funds IRA contributions may be tax deductible and earnings are tax deferred.


         For more information on a Eureka Funds IRA call the Funds at (888) 890-8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions.

DIVIDENDS AND DISTRIBUTIONS


As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds and the Investment Grade Bond Fund declare dividends daily and pay income dividends monthly. The Global Asset Allocation Fund declares and pays income dividends annually. The Equity Fund declares and pays income dividends monthly. The Active OTC Stock Fund] declares and pays income dividends ______. The Money Market Funds do not expect to realize any capital gains. However, if capital gains are realized, the Money Market Funds will distribute such gains at least once a year. The Investment Grade Bond Fund, the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund each distribute capital gains, if any, at least once a year.


We will automatically reinvest any income dividends and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify the Funds that you want to receive your distributions in cash. To do so, select the cash option on your application or to change your existing account, send a letter with your request, including your name and account number to:

                                   Eureka Funds
                                 P.O. Box 182792
                            Columbus, Ohio 43218-2792

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

Note that you may have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is long-term capital gains, which are typically taxed at a lower rate than ordinary income when distributed to shareholders who are individuals regardless of how long such shareholders have held their Fund shares.

TAXES ON FUND DISTRIBUTIONS. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (if such income or capital gains were included in the price you initially paid for your shares).

STATE, LOCAL, AND FOREIGN TAXES. In addition to federal taxes, you may have to pay state, local, and foreign taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realized from selling or exchanging Fund shares.

DIVIDENDS AND SHORT-TERM CAPITAL GAINS. The Internal Revenue Service treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

FUNDS INVESTING IN FOREIGN SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES. If you sell or exchange Fund shares, you may have to report capital gains, if any, you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax adviser.

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.


--------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required, by law, to withhold 31% of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as any proceeds you would normally receive from selling Fund shares.
--------------------------------------------------------------------------------


THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT MANAGEMENT

INVESTMENT ADVISER


Sanwa Bank California (Sanwa), 601 S. Figueroa Street, Los Angeles, California 90017, serves as the investment adviser to each Fund, subject to the general supervision of the Board of Trustees of the Funds, and is responsible for the day-to-day management of their investment policies. Sanwa is a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan. Established in 1972, Sanwa provides a full range of individual and business banking services through a network of more than 100 branches and offices statewide. As of September 30, 2000, Sanwa had approximately $9.4 billion in assets.

The Eureka Equity Fund and the Eureka Global Asset Allocation Fund are managed by a team of investment professionals at Sanwa who make the investment decisions and continuously review and administer the investment programs of the Funds.



         The Eureka U.S. Treasury Obligations Fund, the Eureka Prime Money Market Fund, and the Eureka Investment Grade Bond Fund are managed by David Lampert. Mr. Lampert, Vice President and Director of Fixed Income, has been with the Adviser since 1984 where he handles investment management and client relations for personal and institutional trust and agency accounts for Sanwa Investment Management. As Deputy Head of Sanwa Investment Management, Mr. Lampert is a key player in the investment strategy and portfolio management of the Adviser's $2.3 billion in managed assets.

                    The Eureka California Money Fund is managed by . . . The Eureka Active OTC Stock Fund is managed by . . .


         Mr. Lampert has held several positions within Sanwa. Before joining the investment management department, he served as deputy treasurer, managing investment and derivative sales, trading, and funding. He also served as fixed income section manager, managing a bond portfolio of $700 million and a money market portfolio of $1.2 billion. Mr. Lampert graduated from the University of California at Los Angeles with a bachelor of arts in business/economics.

The investment advisory fees paid to Sanwa, after voluntary fee reductions, by the Funds for the fiscal year ended September 30, 2000 were as follows:


         Fund                               % of Average Net Assets
         ----                               -----------------------
U.S. Treasury Obligations Fund                       0.10%
Prime Money Market Fund                              0.20%
Investment Grade Bond Fund                           0.50%
Global Asset Allocation Fund                         0.80%
Equity Fund                                          0.65%

Prior Performance of the Adviser
--------------------------------

The following tables set forth the Adviser's composite performance data relating to the historical performance of all collective investment trusts and common trust funds managed by the Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of the Equity Fund and the Investment Grade Bond Fund. Investors should not consider this performance data as an indication of future performance of the Equity Fund and the Investment Grade Bond Fund or of the Adviser.

The Adviser's composite performance data shown below were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Adviser's composites include all actual, fee-paying, discretionary institutional, private accounts managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Adviser's composites combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of the month. Yearly returns are calculated by geometrically linking the monthly returns.


The institutional private accounts that are included in the Adviser's composites are not subject to the same types of expenses to which the Equity Fund and Investment Grade Bond Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws. In addition, the performance results for the Adviser's composites would have been lower if the expenses to which the Equity Fund and the Investment Grade Bond Fund are subject were applied.


         The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.


         The investment results of the Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Equity Fund and Investment Grade Bond Fund or an individual investor investing in such Funds. The investment results of the Adviser's composites were not calculated pursuant to the methodology established by the SEC that will be used to calculate the performance results of the Funds. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

         All information set forth in the tables below relies on data supplied by the Adviser or from statistical services, reports or other sources believed by the Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                               Equity Performance
                               ------------------


                                                   Eureka          Adviser's
                                                   Equity            Equity          S&P 500
         Year                                       Fund           Composite        Index (1)
         ----                                       ----           ---------        ---------
         1988                                                         10.20%          16.50%
         1989                                                         25.18%          31.43%
         1990                                                          4.03%          -3.19%
         1991                                                         29.66%          30.55%
         1992                                                          3.12%           7.68%
         1993                                                          2.54%          10.00%
         1994                                                          0.75%           1.23%
         1995                                                         35.85%          37.50%
         1996                                                         22.60%          23.12%
         1997(2)                                                      23.47%          25.34%
         1997(3)                                   5.55%              --               6.42%
         1998(4)                                  27.05%              --              28.60%
         1999(5)                                  15.96%              --              21.04%
         2000(6)                                   ____%              --               ____%
         Since Inception(7)                        ____%              --               ____%
         One Year ended October 31, 1997                              30.12%          32.10%
         5 Years ended October 31, 1997                               17.38%          19.85%
         10 Years ended October 31, 1997                              15.03%          17.14%

----------
       (1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
       (2)    For the ten-month period through October 31, 1997.
       (3) Aggregate total return for the Trust Shares of the Eureka Equity Fund for the period from November 1, 1997 through December 31, 1997. Return has not been annualized.
       (4) Average annual total return for the Trust Shares of the Eureka Equity Fund for the period from January 1, 1998 through December 31, 1998.
       (5) Average annual total return for the Trust Shares of the Eureka Equity Fund for the period from January 1, 1999 through December 31, 1999.

       (6) Average annual total return for the Trust Shares of the Eureka Equity Fund for the period from January 1, 2000 through December 31, 2000.
       (7) Average annual total return for the Trust Shares of the Eureka Equity Fund for the period from November 1, 1997 through December 31, 2000.

                        Investment Grade Bond Performance
                        ---------------------------------

                                            Eureka                                 Lehman           Lehman
                                          Investment          Adviser's           Brothers         Brothers
                                             Grade           Investment          Government/       Aggregate
                                             Bond            Grade Bond           Corporate          Bond
Year                                         Fund             Composite         Bond Index(1)      Index(2)
----                                         ----             ---------         -------------      ---------
1988                                                             8.72%             7.59%            7.88%
1989                                                            12.16%            14.24%           14.53%
1990                                                             6.65%             8.28%            8.95%
1991                                                            13.37%            16.13%           16.00%
1992                                                             6.95%             7.58%            7.40%
1993                                                             9.40%            10.97%            9.75%
1994                                                            -5.26%            -3.49%           -2.92%
1995                                                            16.58%            19.24%           18.48%
1996                                                             0.22%             2.91%            3.61%
1997(3)                                                          7.45%             8.04%            8.09%
1997(4)                                         1.24%           --                 1.58%            1.47%
1998(5)                                         8.25%           --                 9.47%            8.69%
1999(6)                                        -1.95%           --                -2.15%           -0.83%
2000(7)                                          ___%           --                  ___%             ___%
Since Inception(8)                               ___%           --                  ___%             ___%

Through October 31, 1997
------------------------
Last Year                                                        8.05%             8.81%            8.89%
Last 5 Years                                                     5.65%             7.62%            7.51%
Last 10 Years                                                    7.60%             9.19%            9.25%




----------
        (1) The Lehman Brothers Government/Corporate Bond Index includes the Lehman Brothers Government and Lehman Brothers Corporate Bond indices. The Lehman Brothers Government Bond Index is made up of the Lehman Brothers Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Lehman Brothers Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. Government). We have also included the 1-3 year Government Index, composed of agency and Treasury securities with maturities of one to three years, and the 20+ Year Lehman Brothers Treasury Index, composed of Treasury issues with 20 years or more to maturity. The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt. The Lehman Brothers Corporate Index sectors are industrial, finance, utility, and Yankee. Also included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental or international agencies.


        (2) The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch Investors Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indices include bonds with maturities of up to 10 years, and long-term indices include those with maturities of 10 years or longer. Price, coupon, paydown, and total return are reported for all sectors on a month-end to month-end basis. All returns are market value-weighted inclusive of accrued interest.

        (3) For the ten-month period through October 31, 1997.


        (4) Aggregate total return for the Trust Shares of the Eureka Investment Grade Bond Fund for the period from November 1, 1997 through December 31, 1997. Return has not been annualized.

        (5) Average annual total return for the Trust Shares of the Eureka Investment Grade Bond Fund from the period from January 1, 1998 through December 31, 1998.

        (6) Average annual total return for the Trust Shares of the Eureka Investment Grade Bond Fund from the period from January 1, 1999 through December 31, 1999.


        (7) Average annual total return for the Trust Shares of the Eureka Investment Grade Bond Fund from the period from January 1, 2000 through December 31, 2000.

        (8) Average annual total return for the Trust Shares of the Eureka Investment Grade Bond Fund for the period from November 1, 1997 through December 31, 2000.

OTHER SERVICE PROVIDERS


DISTRIBUTOR & ADMINISTRATOR

         BISYS Fund Services
         3435 Stelzer Road
         Columbus, Ohio  43219-3035

TRANSFER AGENT

         BISYS Fund Services, Inc.
         3435 Stelzer Road
         Columbus, Ohio  43219

CUSTODIAN

         The Bank of New York
         100 Church Street
         New York, New York  10286


LEGAL COUNSEL

         Ropes & Gray
         1301 K Street, N.W., Suite 800 East
         Washington, DC  20005

AUDITORS

         Ernst & Young, LLP
         10 West Broad Street
         Columbus, Ohio  43219

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Trust Shares of each Fund for the period from commencement of operations through September 30, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                    ADDITIONAL INVESTMENT PRACTICES AND RISKS

INVESTMENT PRACTICES
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques used by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.



         X    NO FUNDAMENTAL POLICY LIMITATION ON USAGE

         -    NOT PERMITTED
         #    REPRESENTS MAXIMUM PERMISSIBLE PERCENTAGE OF TOTAL ASSETS
         +    FOR TEMPORARY DEFENSIVE PURPOSES MAY CONSTITUTE 100 PERCENT OF
              TOTAL ASSETS



---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
                                     PRIME         U.S.                   INVESTMENT    GLOBAL                ACTIVE
                                     MONEY       TREASURY                    GRADE      ASSET                  OTC
                                     MARKET     OBLIGATIONS  CALIFORNIA      BOND     ALLOCATION   EQUITY     STOCK
                                      FUND         FUND      MONEY FUND      FUND        FUND       FUND       FUND
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
INVESTMENT
PRACTICES
AND SECURITIES
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
ASSET BACKED SECURITIES.
Securities secured by company
receivables, home equity loans,
truck and auto loans, leases,
credit card receivables and
other securities backed by
receivables or assets.  Credit,
interest rate, opportunity and
pre-payment risks.                 X           ----         ----         X           35          35         35
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
BANKERS' ACCEPTANCES.  Bills of
exchange or time drafts drawn on
and accepted by a commercial
bank.  Credit risk.                25          ----         25           35+         35+         35+        35+
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
BORROWINGS.(1) The borrowing of
money from banks or through
reverse repurchase agreements.
Leverage and credit risks.         33 1/3      33 1/3       33 1/3       33 1/3      33 1/3      33 1/3     33 1/3
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
CERTIFICATES OF DEPOSIT.
Negotiable instruments with a
stated maturity.  Credit and
liquidity risks.                   X           ----         X            35+         35+         35+        35+
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
COMMERCIAL PAPER AND OTHER
SHORT-TERM OBLIGATIONS.
Short-term promissory notes or
other obligations issued by
corporations and other
entities.  Credit risk.            X           ----         X            35+         35+         35+        35+
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------

---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
COMMON STOCK.  Shares of
ownership of a company.  Market
risk.                              ----        ----         ----         ----        X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
CONVERTIBLE SECURITIES.  Bonds
or preferred stock that convert
to common stock.  Credit,
interest rate and market risks.    ----        ----         ----         X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
CORPORATE OR COMMERCIAL BONDS.
Debt securities issued by
corporations.  Credit and
interest rate risks.               X           ----         ----         X           X           35         35
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
DOLLAR ROLLS.  A transaction in
which a fund sells securities
for delivery in a current month
and simultaneously contracts
with the same party to
repurchase similar but not
identical securities on a
specified future date.  Interest
rate, management and market
risks.                             ----        ----         -----        X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
EMERGING MARKET SECURITIES.
Securities of countries with
emerging economies or securities
markets.  Currency, information,
liquidity, market and political
risks.                             ----        ----         ------       15          15          15         15
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
FOREIGN SECURITIES.
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
 o   Stocks and bonds of
     foreign issuers               ----        ----         -----        35          X           35         35
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
 o   American depository
     receipts, European
     depository receipts, global
     depository receipts and
     other similar global
     instruments                   -----       ----         -----        35          X           35         35
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
 o   Eurodollar Certificates of
     Deposit, Yankee Certificates
     of Deposit, Eurodollar Time
     Deposits ("ETD's") and
     Canadian Time Deposits.       35          ----         ----         35          X           35         35

Currency, information,
liquidity, market, natural event
and political risks.
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------

---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
FORWARD COMMITMENTS.  The
purchase or sale of a security
with payment and delivery
scheduled for a future time.
Leverage, market and opportunity
risks.                             X           X            X            X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
FORWARD FOREIGN CURRENCY
EXCHANGE TRANSACTIONS.
Contractual agreement to purchase
or sell one specified currency
for another currency at a
specified future date and price.
Credit, correlation, currency,
information, leverage, liquidity,
management, market, opportunity
and political risks.               ----        ----         ----         ----        50          ----       ----
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
ILLIQUID SECURITIES.(3)
Securities which may be
difficult to sell at an
acceptable price.  Liquidity,
market and valuation risks.        10          ----         10           15          15          15         15
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
INVESTMENT COMPANY SECURITIES.
Shares of other mutual funds. Sanwa
and BISYS Fund Services will
reduce certain fees when investing
in funds for which it serves as
investment adviser or
administrator. (Investments in
any one fund will not exceed 5%
of total assets. Investments in
all funds will not exceed 10% of
total assets.) Management and
market risks.
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
 -   Money market mutual
     funds                         10          10           10           10          10          10         10
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
 -   Non-money market mutual
     funds                         ----        ----         ----         ----        10          ----       10
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
INVESTMENT GRADE BONDS.
Interest-bearing or discounted
government or corporate
securities that obligate the
issuer to pay the bondholder a
specified sum of money, usually
at specific intervals, and to
repay the principal amount of
the loan at maturity.
Investment grade bonds are those
rated BBB or better by S&P or
Baa or better by Moody's or
similarly rated by other
nationally recognized
statistical rating
organizations, or, if not rated,
determined to be of comparable
quality by the Adviser.  Market
and credit risks.                  ----        ----         ----         X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------

---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
MONEY MARKET INSTRUMENTS.
Investment-grade, U.S.
dollar-denominated debt
securities that have Remaining
maturities of one year or less.
These Securities may include
U.S. government obligations,
Commercial paper and other
short-term corporate
Obligations, repurchase
agreements collateralized with
U.S. government securities,
certificates of deposit,
bankers' acceptances, and other
financial institution
obligations.  These securities
may carry fixed or variable
interest rates. Market and
credit risks.                      X           ----         X            X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
MORTGAGE BACKED SECURITIES. (2)
Debt obligations secured by real
estate loans and pools of loans,
including such securities as
collateralized mortgage
obligations, which are structured
pools of mortgage pass through
certificates or mortgage loans,
real estate investment conduits,
and stripped mortgage backed
securities. Mortgage backed
securities may have greater price
and yield volatility than
traditional fixed-income
securities and their prepayment
sensitivity may range from
relatively low to relatively
high. Credit, interest rate,
opportunity and pre-payment
risks.                             ----        ----         ----         X           35          35         35
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
MUNICIPAL OBLIGATIONS.
Securities issued by a state or
political subdivision to obtain
funds for various public
purposes.  Municipal obligations
include participation
certificates in leases,
installment purchase contracts
and conditional sales
contracts.  Credit, liquidity,
political and tax risks.           35          ----         X            35          ----        ----       ----
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------

---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
OPTIONS AND FUTURES.(1) Contracts
involving the right or obligation
to deliver or receive assets or
money depending upon the
performance of one or more assets
or an economic index. Currency,
correlation, credit, interest
rate, leverage, liquidity,
opportunity and market risks.      ----        ----         ----         X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
PREFERRED STOCK.  A class of
stock that generally pays a
dividend at a specified rate and
has preference over common stock
in the payment of dividends and
liquidation.  Market risk.         ----        ----         ----         75          X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
REPURCHASE AGREEMENTS.(1)  The
purchase of a security and the
simultaneous commitment to sell
it back at an agreed upon
price.  Credit, market and
leverage risks.                    X           X            X            X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
REVERSE REPURCHASE AGREEMENTS.(1,
4)  The sale of a security and
the simultaneous commitment to
buy it back at an agreed upon
price.  Credit, leverage and
market risks.                      X           X            X            X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
RESTRICTED SECURITIES.(5)
Securities not registered under
the Securities Act of 1933.
Market and valuation risks.        X           ----         X            X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
RIGHTS AND WARRANTS. A contract
issued by a corporation enabling
the owner to subscribe to and
purchase a specified number of
shares of the corporation at a
specified price during a specified
period of time. Market and
valuation risks.                   ----        ----         ----         X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
SECURITIES LENDING.(1) The lending
of securities to financial
institutions, which provide cash
or government securities as
collateral. Credit risk.           33 1/3      33 1/3       33 1/3       33 1/3      33 1/3      33 1/3     33 1/3
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------

---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
SHORT-TERM TRADING. The sale of a
security soon after its purchase.
A portfolio engaging in such
trading will have higher turnover
and transaction expenses.  Such
trading may also increase a
shareholder's tax liability.
Market risk.                       ----        ----         ----         X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
SWAPS, CAPS AND FLOORS.(5) Swaps
involve the exchange of
obligations by two parties. Caps
and floors entitle a purchaser to
a principal amount from the seller
of the cap or floor to the extent
that a specified index exceeds or
falls below a predetermined
interest rate or amount.
Correlation, credit, interest
rate, liquidity, management,
market and opportunity risks.      ----        ----         ----         X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
TIME DEPOSITS.  Non-negotiable
receipts issued by a bank in
exchange for the deposit of
funds.  Liquidity risk.            X           ----         X            35+         35+         35+        35+
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
U.S. GOVERNMENT AGENCY
SECURITIES. Obligations issued
by U.S. government agencies,
such as the Federal National
Mortgage Association (FNMA),
including bills, notes, bonds,
and separately traded registered
interest and principal
securities.
Although these securities have
high credit ratings, the
majority of these obligations
are not backed by the full faith
and credit of the U.S.
government as are U.S. Treasury
securities. Credit and interest
rate risks.                        X           ----         X            X           X           35+        35+
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
U.S. TREASURY SECURITIES:
Obligations issued or guaranteed
as to payment of principal and
interest by the full faith and
credit of the U.S. government
including bills, notes, bonds,
and separately traded registered
interest and principal
securities. Market risk.           X           X            X            X           X           35+        35+
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------

---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
VARIABLE AND FLOATING RATE
INSTRUMENTS.  Obligations with a
yield that is reset on a
periodic basis and loosely
correlated to changes in money
market interest rates, including
variable and floating rate notes
and bonds.  Credit, interest
rate and liquidity risks.          X           ----         X            X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------
WHEN-ISSUED OR DELAYED-DELIVERY
SECURITIES.  The purchase or
sale of securities for delivery
at a future date.  Leverage,
market and opportunity risks.      X           X            X            X           X           X          X
---------------------------------- ----------- ------------ ------------ ----------- ----------- ---------- ----------

(1) Each Fund has a fundamental investment policy regarding these practices or securities, as set forth in the Statement of Additional Information, which may in some cases be less restrictive than the operating policy set forth in the chart.

(2) The Money Market Funds may invest in these securities only if consistent with their objectives and Rule 2a- 7.

(3) Each Fund's liquidity limit is calculated as a percentage of its net assets.

(4) Reverse repurchase agreements would also be subject to a Fund's policy on borrowings.

(5) Relative to other securities, these securities are more likely to be deemed illiquid and, therefore, may be subject to the restrictions on illiquid securities.

                                INVESTMENT RISKS
                                ----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks and volatility.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. This risk is common to all mutual funds.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

OPPORTUNITY RISK. The risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses attributable to governmental or political actions, from changes in tax or trade statutes to governmental collapse and war. There are also risks in particular to investing in foreign securities, including higher transaction costs, delayed settlements, currency controls and adverse economic developments.

PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur sooner than expected and will effect the rate of return on mortgage-backed securities and may result in greater price and yield volatility and possible investment losses. When mortgage obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup any premium paid on mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee.

TAX RISK. The risk that the issuer of tax-exempt securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause interest income to be retroactively included in gross income.

VALUATION RISK. The risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

PORTFOLIO TURNOVER. High portfolio turnover rates will generally result in higher transaction costs to a Fund and may increase the taxes payable by a Fund's shareholders.

HOW TO OBTAIN MORE INFORMATION

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the Eureka Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the Eureka Funds' performance during the last year.

TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL REPORTS, OR MORE INFORMATION:

BY TELEPHONE:

Call (888) 890-8121

BY MAIL:

Eureka Funds
P.O. Box 182792
Columbus, Ohio  43218-2792

BY INTERNET:


http://www.eurekafunds.com



FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the Eureka Funds, from the SEC's web site (http://www/sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.


Eureka Funds' Investment Company Act registration number is 811-08305.

                                  EUREKA FUNDS

CLASS A SHARES


CLASS B SHARES


      U.S. Treasury Obligations Fund
      Prime Money Market Fund


California Money Fund


      Investment Grade Bond Fund
      Global Asset Allocation Fund
Equity Fund


Active OTC Stock Fund

                                PROSPECTUS DATED

                                FEBRUARY 1, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Questions?
Call 1-888-890-8121 or your investment representative.

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.


3     INTRODUCTION



If you would like more detailed information about each Fund, please see:

FUND SUMMARY, INVESTMENT STRATEGY, RISK/RETURN SUMMARY, PERFORMANCE INFORMATION, AND FEES AND EXPENSE

4   -  U.S. Treasury Obligations Fund
8   -  Prime Money Market Fund
12  -  California Money Fund
16  -  Investment Grade Bond Fund
21  -  Global Asset Allocation Fund
26  -  Equity Fund
30  -  Active OTC Stock Fund


If you would like more information about the following topics, please see:


SHAREHOLDER INFORMATION
34  -  Rule 12b-1 Fees
34  -  Distribution Arrangements/Sales Charges
35  -  Sales Charge Waivers
36  -  Multiple Class Structure
36  -  Opening an Account
37  -  Buying Shares
39  -  Selling Shares
40  -  Exchanging Shares
41  -  Pricing of Fund Shares
44  -  Additional Investor Services
44  -  Dividends and Distributions
45  -  Taxes
46  INVESTMENT MANAGEMENT
51  OTHER SERVICE PROVIDERS
52  FINANCIAL HIGHLIGHTS
53  ADDITIONAL INVESTMENT PRACTICES AND RISKS


TO OBTAIN MORE INFORMATION ABOUT THE EUREKA FUNDS PLEASE REFER TO THE BACK COVER OF THE PROSPECTUS




February 1, 2001

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.

THE U.S. TREASURY OBLIGATIONS FUND


FUND SUMMARY

Investment Goal                   Current income with liquidity and stability of
                                  principal
--------------------------------------------------------------------------------

Investment Focus                  U.S. Treasury securities and repurchase
                                  agreements collateralized by U.S. Treasury
                                  securities
--------------------------------------------------------------------------------

Principal Investment Strategy     Invests in short-term U.S. Treasury securities
--------------------------------------------------------------------------------

Share Price Volatility            Low
--------------------------------------------------------------------------------
Investor Profile                  Short-term or highly risk averse investors
                                  seeking current income from a money market fund that invests in obligations supported by the full faith and credit of the U.S.
                                  government


INVESTMENT OBJECTIVE


The U.S. Treasury Obligations Fund seeks current income consistent with liquidity and stability of principal.


INVESTMENT STRATEGY
The Fund invests exclusively in bills, notes, and bonds issued or guaranteed by the U.S. government, agency obligations supported by the full faith and credit of the U.S. government, and repurchase agreements collateralized by U.S. Treasury securities. The Fund intends to maintain an average weighted maturity of not greater than 60 days.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

      Interest Rate Risk - Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

      Net Asset Value Risk - The risk that the Fund will be unable to meet its goal of a constant $1 per share.

      For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year.

Performance Bar Chart (Class A Shares)


[INSERT BAR CHART]




     Best Quarter              Worst Quarter            Average Annual Total Returns

        ____%                      ___%                 (for the periods ending December 31, 2000)

        (Q__)                     (Q__)

This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the Lipper U. S. Treasury Money Market Funds Average.



--------------------------------------------------------------------------------
                                                                      SINCE
                                                                    INCEPTION
                                                        1 YEAR       (2/3/98)
--------------------------------------------------------------------------------

U.S. Treasury Obligations Fund - Class A Shares         ____%         ____%

--------------------------------------------------------------------------------
                                                                      SINCE
                                                                    INCEPTION
                                                        1 YEAR       (2/3/98)
--------------------------------------------------------------------------------


U.S. Treasury Obligations Fund - Class B Shares(1)      ____%         ____%
(with applicable Contingent Deferred Sales Charge)



Lipper U.S. Treasury Money Market Funds Average(2)      ____%         ____%

--------------------------------------------------------------------------------



(1) Class B Shares were not in existence prior to [February 1, 2001]. Performance for Class B Shares is based on the performance of Class A Shares (without sales charges) adjusted to reflect the maximum deferred sales charge and distribution/service (12b-1) fees applicable to Class B Shares.

(2) The Lipper U. S. Treasury Money Market Funds Average is based on an arithmetic average of the performance of U.S. Treasury money market funds as reported by Lipper Inc.



YIELD


All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7-day yield for the period ended December 31, 2000 was ____%.


You may obtain the most current yield information for the Fund by calling (888) 890-8121.


FEES AND EXPENSES




--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------




This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.





--------------------------------------------------------------------------------
                                             CLASS A SHARES      CLASS B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage
  of offering price)                            None                None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)            None                4.00%(2)
(as a percentage of net asset value)
--------------------------------------------------------------------------------
Redemption Fee

(as a percentage of amount redeemed)(3)          0%                  0%
--------------------------------------------------------------------------------



(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

(3) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.


--------------------------------------------------------------------------------
Annual Fund Operating Expenses
--------------------------------------------------------------------------------




This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.






--------------------------------------------------------------------------------
                                           CLASS A SHARES         CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                     0.20%                   0.20%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees            0.25%                   1.00%
--------------------------------------------------------------------------------
Other Expenses                               ___%(1)                 ___%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         ___%                    ___%
Expenses
--------------------------------------------------------------------------------



(1) During the last fiscal year, the Administrator waived 0.25% of Other Expenses. This fee waiver may be terminated at any time by the Administrator.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:




--------------------------------------------------------------------------------

                       1 Year       3 Years       5 Years        10 Years
                       ------       -------       -------        --------
--------------------------------------------------------------------------------
Class A Shares         $___         $___          $___           $___

--------------------------------------------------------------------------------
Class B Shares         $___         $___          $___           $___
Assuming redemption
--------------------------------------------------------------------------------
Assuming no
  redemption           $___         $___          $___           $___
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND


FUND SUMMARY

Investment Goal                 Current income with liquidity and stability of
                                principal
--------------------------------------------------------------------------------

Investment Focus                High quality money market instruments
--------------------------------------------------------------------------------

Principal Investment            Invests in high-quality, short-term debt
Strategy                        instruments
--------------------------------------------------------------------------------

Share Price Volatility          Low
--------------------------------------------------------------------------------

Investor Profile                Short-term or risk averse investors seeking
                                current income from a money market fund that invests in high quality instruments



INVESTMENT OBJECTIVE

The Prime Money Market Fund seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.


INVESTMENT STRATEGY
The Fund invests primarily in U.S. government agency securities, high-quality commercial paper, short-term corporate debt obligations, and repurchase agreements. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if not rated, determined by the Adviser to be of comparable quality. The Fund intends to maintain an average weighted maturity of not greater than 60 days.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

      Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

      Interest Rate Risk - Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

      Net Asset Value Risk - The risk that the Fund will be unable to meet its goal of a constant $1 per share.

      For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER

GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year.

Performance Bar Chart  (Class A Shares)


[INSERT BAR CHART]



     Best Quarter          Worst Quarter           Average Annual Total Returns

        ____%                ____%                 (for the periods ending
                                                   December 31, 2000)
       (Q__)                 (Q__)


This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the Lipper Money Market Funds Average.+



--------------------------------------------------------------------------------
                                             1 YEAR      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Prime Money Market Fund - Class A Shares      ____%       ____%         ____%
--------------------------------------------------------------------------------
Prime Money Market Fund - Class B Shares(1)   ____%       ____%         ____%
(with applicable Contingent Deferred
Sales Charge)
--------------------------------------------------------------------------------
Lipper Money Market Funds Average(2)          ____%       ____%         ____%
--------------------------------------------------------------------------------



(1) Class B Shares were not in existence prior to [February 1, 2001]. Performance for Class B Shares is based on the performance of Class A Shares (without sales charges) adjusted to reflect the maximum deferred sales charge and distribution/service (12b-1) fees applicable to Class B Shares.

(2) The Lipper Money Market Funds Average is based on an arithmetic average of the performance of money market funds as reported by Lipper Inc.

+ The above-quoted performance data includes the performance of a predecessor fund for the period before the Prime Money Market Fund commenced operations (11/1/97) adjusted to reflect the deduction of fees and expenses applicable to the Class A shares of the Prime Money Market Fund as stated in this prospectus in the Fees and Expenses section (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Prime Money Market Fund are substantially similar to its predecessor fund.


YIELD


All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7-day yield for the period ended December 31, 2000 was ____%.


You may obtain the most current yield information for the Fund by calling (888) 890-8121.

FEES AND EXPENSES


--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.




--------------------------------------------------------------------------------
                                       Class A Shares          Class B Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)        None                    Nne
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)       None                    4.00%(2)
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed)(3)                        0%                      0%
--------------------------------------------------------------------------------




(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

(3) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


--------------------------------------------------------------------------------
                                            Class A Shares       Class B Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                        0.30%                 0.30%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees               0.25%                 1.00%
--------------------------------------------------------------------------------
Other Expenses                                  ____%(1)              ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses            ____%                 ____%
--------------------------------------------------------------------------------



* During the last fiscal year, the Administrator waived 0.31% of Other Expenses. This fee waiver may be terminated at any time by the Administrator.




--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



--------------------------------------------------------------------------------
                            1 Year        3 Years       5 Years     10 Years
                            ------        -------       -------     ---------
--------------------------------------------------------------------------------
Class A Shares              $___           $___          $___         $___
--------------------------------------------------------------------------------
Class B Shares              $___           $___          $___         $___
Assuming redemption
--------------------------------------------------------------------------------
Assuming no redemption      $___           $___          $___         $___
--------------------------------------------------------------------------------

California Money Fund


FUND SUMMARY


Investment Goal                     High current interest income exempt
                                    from federal income tax and from
                                    California State personal income tax
--------------------------------------------------------------------------------
                                    Tax exempt debt obligations with a focus on
Investment Focus                    California municipal obligations
--------------------------------------------------------------------------------
Principal Investment Strategy       Invests in California tax exempt obligations
--------------------------------------------------------------------------------
Share Price Volatility              Low
--------------------------------------------------------------------------------
Investor Profile                    Short-term or risk averse investors seeking
                                    current income which is exempt from
                                    California and Federal income tax



INVESTMENT OBJECTIVE

The California Money Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal.


INVESTMENT STRATEGY

The Fund is a money market fund that invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statues of California ("California Municipal Obligations") are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 65% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to purchase instruments that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

      - instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

      - instruments issued or guaranteed by entities with short-term debt having such ratings;

      - unrated instruments determined by the Adviser to be of comparable quality to such instruments; and

      - shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

      Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal vale, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

      Interest Rate Risk - Interest rate risk involves the possibility that the value of the Fund's yield will decrease due to a decline in interest rates.

      Net Asset Value Risk - The risk that the Fund will be unable to meet its goal of a constant $1 per share.

      State Specific/Geographic Concentration/Large Positions Risk - As a single state money fund that concentrates its investments in securities issued by California and its municipalities, the Fund may be more vulnerable to unfavorable developments in California than funds that are more geographically diverse. Because of the relatively small number of issuers in California municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Certain factors particular to California, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in California, may have a disproportionately negative impact on the Fund's investments.

      For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

An investment in the Fund is not a deposit or an obligation of Sanwa Bank California, its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the California Money Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------
                                         Class A Shares         Class B Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases                                  None                   None
(as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)          None                   4.00%(2)
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed)(3)                           0%                     0%
--------------------------------------------------------------------------------

(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Refer to the section titled "Shareholder Information."

(2) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

(3) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
                                         Class A Shares         Class B Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                     0.20%                  0.20%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees            0.25%                  1.00%
--------------------------------------------------------------------------------
Other Expenses(1)                            ____%                  ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         ____%                  ____%
--------------------------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

--------------------------------------------------------------------------------
                                         1 Year                  3 Years
--------------------------------------------------------------------------------
Class A Shares                           $____                   $____
--------------------------------------------------------------------------------
Class B Shares                           $____                   $____
Assuming redemption
--------------------------------------------------------------------------------
Assuming no redemption                   $____                   $____
--------------------------------------------------------------------------------

INVESTMENT GRADE BOND FUND

FUND SUMMARY

Investment Goal              A high level of income, consistent
                             with preservation of capital
--------------------------------------------------------------------------------
Investment Focus             Investment grade debt obligations
--------------------------------------------------------------------------------
Principal Investment
Strategy                     Attempts to identify fixed income securities with
                             high expected returns using a quantitative
                             securities selection process
--------------------------------------------------------------------------------
Share Price Volatility       Low to Medium
--------------------------------------------------------------------------------
Investor Profile            Investors willing to accept low to medium price
                            fluctuation in order to receive income from their investment that is typically higher than that of a money market fund


INVESTMENT OBJECTIVE

The Investment Grade Bond Fund seeks a high level of income, consistent with preservation of capital.

INVESTMENT STRATEGY

The Fund invests in a broad range of fixed income securities, including U.S. Treasury securities, U.S. agency securities, mortgage related securities, and corporate bonds. The Fund will invest at least 80% of its net assets in bonds which are investment grade securities. To be considered investment grade, a security must be rated in one of the four highest credit quality categories by a nationally recognized statistical rating organizations ("NRSRO") or, if not rated, determined by the Adviser to be of comparable quality.

The Adviser uses its proprietary, quantitative security selection strategy to determine the optimal combination of investments in the portfolio. Quantitative investment models and risk management systems assist the Adviser in identifying the optimal choice of yield, credit rating, maturity, and coupon rate, among other factors. The Adviser seeks the fixed income sectors and/or securities with high expected relative return premiums, adjusted for risk. Fundamental valuation, macroeconomic, return and risk measures are all employed to determine the expected relative return premium for each sector and/or security. Once the attractiveness of the various investment sector and individual security alternatives is determined, the portfolio is constructed so as to overweight those sectors and/or securities with the most-favorable prospects, according to the current quantitative analysis.

The Fund may invest up to 20% of its assets in non-investment grade debt securities rated in the fifth highest rating category (rated B-), preferred stocks and convertible securities. In the event that a security held by the Fund is downgraded, the Fund may continue to hold such security until such time as the Adviser deems it to be advantageous to dispose of the security.


In pursuing its investment objective, the Fund expects that its portfolio will be characterized by investment risk that is similar to that of a broadly diversified investment grade bond portfolio, such as a portfolio structured to match the

Lehman Brothers Aggregate Bond Index or the Salomon Broad Investment Grade Bond Index. The Fund seeks to maintain a dollar-weighted average portfolio maturity of five to ten years.


The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

      Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests primarily in investment grade debt obligations, credit risk is minimized.

      Interest Rate Risk - Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

      Prepayment/Call Risk - Prepayment risk is the chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" - or repay - its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

      The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

      For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year. Sales loads are not reflected in the bar chart and if they were reflected, returns would be less than those shown.

Performance Bar Chart (Class A Shares)

[INSERT BAR CHART]

         Best Quarter      Worst Quarter         Average Annual Total Returns
         ____%             ____%                 (for the periods ending
                                                  December 31, 2000)
         (Q____)           (Q____)

This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the Lehman Brothers Aggregate Bond Index, the Salomon Broad Investment Grade Bond Index, and the Lipper Intermediate Investment Grade Debt Funds Average.



--------------------------------------------------------------------------------
                                                                    Since
                                                                  Inception
                                                    1 Year         (2/3/98)
--------------------------------------------------------------------------------

Investment Grade Bond Fund - Class A Shares
(with 5.00% sales charge)                             ____%           ____%
--------------------------------------------------------------------------------
Investment Grade Bond Fund - Class B Shares(1)
(with applicable Contingent Deferred Sales Charge)    ____%           ____%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(2)               ____%           ____%
--------------------------------------------------------------------------------
Salomon Broad Investment Grade Bond Index(3)          ____%           ____%
--------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Debt
Funds Average(4)                                      ____%           ____%
--------------------------------------------------------------------------------



(1) Class B Shares were not in existence prior to [February 1, 2001]. Performance for Class B Shares is based on the performance of Class A Shares (without sales charges) adjusted to reflect the maximum deferred sales charge and distribution/service (12b-1) fees applicable to Class B Shares.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the performance of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

(3) The Salomon Broad Investment Grade Bond Index is an unmanaged index generally representative of the performance of U.S. investment grade bonds with over one year to maturity.

(4) The Lipper Intermediate Investment Grade Debt Funds Average is based on an arithmetic average of the performance of intermediate investment grade debt funds as reported by Lipper Inc.


FEES AND EXPENSES


--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.




--------------------------------------------------------------------------------
                                            Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases                                   5.00%(2)            None
(as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)           None                4.00%(3)
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed)(4)                            0%                  0%
--------------------------------------------------------------------------------

(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 2%.

(4) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.



--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
                                            Class A Shares      Class B Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                      0.60%                  0.60%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees             0.25%                  1.00%
--------------------------------------------------------------------------------
Other Expenses                                ____%(1)               ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          ____%                  _____%
--------------------------------------------------------------------------------

      * During the last fiscal year, the Administrator waived 0.25% of Other Expenses. This fee waiver may be terminated at any time by the Administrator.



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


--------------------------------------------------------------------------------
                                1 Year       3 Years      5 Years      10 Years
                                ------       -------      -------      --------
--------------------------------------------------------------------------------
Class A Shares                  $___         $___         $___         $___
--------------------------------------------------------------------------------
Class B Shares                  $___         $___         $___         $___
Assuming redemption
--------------------------------------------------------------------------------
Assuming no redemption          $___         $___         $___         $___
--------------------------------------------------------------------------------

GLOBAL ASSET ALLOCATION FUND


FUND SUMMARY

Investment Goal                  Income and long-term capital appreciation
--------------------------------------------------------------------------------
Investment Focus                 Common stocks and bonds of U.S. and foreign
                                 issuers
--------------------------------------------------------------------------------
Principal Investment Strategy    Attempts to diversify investments across
                                 countries, currencies, and asset classes using
                                 a quantitative securities selection process
--------------------------------------------------------------------------------
Share Price Volatility           Medium
--------------------------------------------------------------------------------
Investor Profile                 Investors seeking current income and capital
                                 appreciation with higher current income and
                                 lower volatility than the average stock fund
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


The Global Asset Allocation Fund seeks a balance of income and long-term capital appreciation.


INVESTMENT STRATEGY

Through the use of a disciplined asset allocation approach, the Fund intends to invest in, and assume a level of risk commensurate with, a globally diversified portfolio of large capitalization stocks, bonds, and cash equivalents. The Adviser will use a variety of quantitative investment models to identify the country, sector, and asset classes with the highest expected risk-adjusted return. Once the relative attractiveness of the various investment class alternatives is determined, the portfolio is constructed so as to overweight those countries, currencies, sectors, and asset classes with the most favorable prospects, according to the current quantitative analysis. The Fund seeks to outperform a blended 70% stock and 30% bond benchmark as part of its investment approach.

The Fund will invest in a varying combination of stocks, bonds, and cash equivalents selected primarily from those countries represented in the Morgan Stanley Capital International World Index (the "MSCI World Index").

By diversifying across countries, currencies, and asset classes (stocks and bonds), the Fund pursues its capital appreciation goals while seeking to control portfolio risk. The Fund will normally invest at least 65% of its net assets in securities representing at least three different countries, including the United States.

The Fund expects that its equity exposure will be characterized by investment risk that is similar to that of the MSCI World Index.

Bonds in the Fund's portfolio are expected to have maturities less than or equal to thirty years. The Fund's bond portfolio will seek to maintain a risk level, yield, maturity and other characteristics commensurate with that of the Lehman Brothers U.S. Treasury Index.

In order to execute its strategy in an efficient manner, the Adviser may utilize equity index, bond index, and currency futures contracts in the various countries. The Fund may use futures contracts to provide an efficient means of achieving broad market exposure to the stock, fixed income and currency markets of a particular country, to provide liquidity, and to facilitate asset allocation shifts.




The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

      Foreign Securities Risk - Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

      Market Risk - Market risk is the possibility that the Fund's investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

      Investment Style Risk - Investment style risk is the possibility that returns from large capitalization stocks will trail returns from other asset classes or the overall stock market.


      Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks.

      Interest Rate Risk - Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.


      The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

      For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year. Sales loads are not reflected in the bar chart and if they were reflected, returns would be less than those shown.

Performance Bar Chart (Class A Shares)


[INSERT BAR CHART]


         Best Quarter      Worst Quarter         Average Annual Total Returns
         ____%             ____%                 (for the periods ending
                                                 December 31, 2000)

         (Q___)           (Q___)


This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the Morgan Stanley Capital International World Index, the Salomon Smith Barney Primary Market Index - World, the Lehman Brothers U.S. Treasury Index, the Global Balanced Return Index, and the Lipper Global Flexible Portfolio Funds Average.



--------------------------------------------------------------------------------
                                                                      Since
                                                                    Inception
                                                      1 Year         (2/3/98)
--------------------------------------------------------------------------------
Global Asset Allocation Fund - Class A Shares         _____%           _____%
(with 5.00% sales charge)
--------------------------------------------------------------------------------
Global Asset Allocation Fund - Class B Shares(1)      _____%           _____%
(with applicable Contingent Deferred Sales Charge)
--------------------------------------------------------------------------------
Morgan Stanley Capital International World Index(2)
--------------------------------------------------------------------------------
Salomon Smith Barney Primary Market Index-World(3)    _____%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury Index(4)                _____%           _____%
--------------------------------------------------------------------------------
Global Balanced Return Index(5)                       _____%           _____%
--------------------------------------------------------------------------------
Lipper Global Flexible Portfolio Funds Average(6)     _____%           _____%
--------------------------------------------------------------------------------

(1) Class B Shares were not in existence prior to [February 1, 2001]. Performance for Class B Shares is based on the performance of Class A Shares (without sales charges) adjusted to reflect the maximum deferred sales charge and distribution/service (12b-1) fees applicable to Class B Shares.

(2) The Morgan Stanley Capital International World Index is an unmanaged global index of equity prices based on 1,375 shares from 19 countries and covering roughly 60% of the market capitalization of world stock exchanges. This index is replacing the Salomon Smith Barney Primary World Index because it more accurately reflects the securities in which the Fund invests.

(3) The Salomon Smith Barney Primary Market Index -- World is an unmanaged index generally representative of the performance of the international and domestic stock market.

(4) The Lehman Brothers U.S. Treasury Index is an unmanaged index generally representative of the performance of the domestic Treasury market.

(5) The Global Balanced Return Index was calculated by the Adviser by combining 70% of the monthly performance of the Morgan Stanley Capital International World Index and 30% of the monthly performance of the Lehman Brothers U.S. Treasury Index. Results are presented on a compound annual basis.

(6) The Lipper Global Flexible Portfolio Funds Average is based on an arithmetic average of global funds as reported by Lipper Inc.


FEES AND EXPENSES




--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------



This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.





--------------------------------------------------------------------------------
                                            Class A Shares     Class B Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases                                  5.00%(2)              None
(as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)          None                  4.00%(3)
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed)(4)                           0%                    0%
--------------------------------------------------------------------------------



(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

(4) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.



--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.






--------------------------------------------------------------------------------
                                         Class A Shares         Class B Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                 0.90%                      0.90%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees        0.25%                      1.00%
--------------------------------------------------------------------------------
Other Expenses                           ____%(1)                   ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses                                 ____%                      ____%
--------------------------------------------------------------------------------



* During the last fiscal year, the Administrator waived 0.25% of other expenses. This fee waiver may be terminated at any time by the Administrator.



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

--------------------------------------------------------------------------------
                               1 Year      3 Years    5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares                 $___        $___       $___        $___
--------------------------------------------------------------------------------
Class B Shares                 $___        $___       $___        $___
Assuming redemption
--------------------------------------------------------------------------------
Assuming no redemption         $___        $___       $___        $___
--------------------------------------------------------------------------------




EQUITY FUND


FUND SUMMARY

Investment Goal                 Long-term capital growth
--------------------------------------------------------------------------------
Investment Focus                U.S. common stocks
--------------------------------------------------------------------------------

Principal Investment Strategy   Attempts to identify large capitalization
                                stocks of undervalued companies and/or growth companies using a quantitative securities selection process

--------------------------------------------------------------------------------
Share Price Volatility          Medium to high
--------------------------------------------------------------------------------
Investor Profile                Investors with long-term investment goals who
                                are looking primarily for growth of capital




INVESTMENT OBJECTIVE

The Equity Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The Fund attempts to identify large capitalization stocks of both undervalued companies and growth companies using a quantitative securities selection process. The Fund intends to invest at least 65% of its net assets in the common stocks of corporations representing a broad cross section of the U.S. economy.

Common stocks are chosen based upon the Adviser's quantitative stock selection models which rank the universe of U.S. common stocks in the S&P 500 Index according to their valuation, growth, return, and risk measures. The stocks assigned the highest ratings are those deemed to have a greater potential for price appreciation over a short-to-intermediate term horizon.

The portfolio is constructed so that the aggregate investment characteristics of the Fund are similar to those of the S&P 500 Index. These characteristics include such measures as economic sector diversification, P/E ratio, dividend yield, and market "beta" (or sensitivity). However, while maintaining aggregate investment characteristics similar to those of the S&P 500 Index, the Fund seeks to invest in individual common stocks -- including stocks which may not be part of that Index -- which the Adviser believes hold a greater potential for price appreciation. As of the date of this Prospectus, the S&P 500 Index statistics were as follows: the weighted average market value was $___ billion, the mean market value was $__ billion, the smallest company had a market value of $361 million, and the largest company had a market value of $___ billion.

Although the Fund normally intends to be fully invested in common stocks, it may invest temporarily in certain short-term fixed income securities, investment company securities, and money market instruments. Such securities may be used to invest uncommitted cash balances or to maintain liquidity in order to meet shareholder redemptions.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

      Market Risk - Market risk is the possibility that the Fund's investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

      Investment Style Risk - Investment style risk is the possibility that returns from large capitalization stocks (generally, stocks in the S&P 500 Index) will trail returns from other asset classes or the overall stock market.

      The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

      For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year. Sales loads are not reflected in the bar chart and if they were reflected, returns would be less than those shown.

Performance Bar Chart (Class A Shares)


[INSERT BAR CHART]


        Best Quarter       Worst Quarter          Average Annual Total Returns

        ____%              ____%                  (for the periods ending
                                                  December 31, 2000)

(Q____)          (Q____)

This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the S&P 500 Index and the Lipper Large Cap Core Average.


--------------------------------------------------------------------------------
                                                                    Since
                                                                  Inception
                                                  1 Year           (2/3/98)
--------------------------------------------------------------------------------

Equity Fund - Class A Shares                      ____%             ____%
(with 5.00% sales charge)
--------------------------------------------------------------------------------
Equity Fund - Class B Shares(1)                   ____%             ____%
(with applicable Contingent
Deferred Sales Charge)
--------------------------------------------------------------------------------
S&P 500 Index(2)                                  ____%             ____%
--------------------------------------------------------------------------------
Lipper Large Cap Core Average(3)
--------------------------------------------------------------------------------

(1) Class B Shares were not in existence prior to [February 1, 2001]. Performance for Class B Shares is based on the performance of Class A Shares (without sales charges) adjusted to reflect the maximum deferred sales charge and distribution/service (12b-1) fees applicable to Class B Shares.

(2) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market.

(3)   The Lipper Large Cap Core Average is the      . In, ____, 2000, Lipper,
      Inc. replaced the Lipper U.S. Diversified Equity Funds Average with the Lipper Large Cap Core Average.


FEES AND EXPENSES




--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------


This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------
                                         Class A Shares       Class B Shares
--------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed
on Purchases                                 5.00%(2)              None
(as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)         None                  4.00%(3)
(as a percentage of net asset value)
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed)(4)                          0%                    0%

--------------------------------------------------------------------------------


1 A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

2 Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

3 A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

4 Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.



--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------



This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.





--------------------------------------------------------------------------------

                                        Class A Shares          Class B Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                    0.75%                   0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees           0.25%                   0.75%
--------------------------------------------------------------------------------
Other Expenses                              ____%(1)                ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses        ____%                   ____%
--------------------------------------------------------------------------------

* During the last fiscal year, the Administrator waived 0.25% of Other Expenses. This fee waiver may be terminated at any time by the Administrator.






--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


--------------------------------------------------------------------------------
                                  1 Year     3 Years      5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares                    $___       $___         $___         $___
--------------------------------------------------------------------------------
Class B Shares                    $___       $___         $___         $___
Assuming redemption
--------------------------------------------------------------------------------
Assuming no redemption            $___       $___         $___         $___
--------------------------------------------------------------------------------

ACTIVE OTC STOCK FUND

FUND SUMMARY

                                    Long-term capital growth
Investment Goal
--------------------------------------------------------------------------------
Investment Focus                    Seeks to actively outperform the NASDAQ
                                    100 Index
--------------------------------------------------------------------------------
Principal Investment Strategy       Invest in individual securities within
                                    NASDAQ 100 Index
--------------------------------------------------------------------------------
                                    High
Share Price Volatility
--------------------------------------------------------------------------------
Investor Profile                    Investors seeking long-term capital growth
                                    from a Fund that invests in the individual securities within the NASDAQ 100 Index



INVESTMENT OBJECTIVE
The Active OTC Stock Fund seeks long-term capital growth.


INVESTMENT STRATEGY
The Fund will use a quantitative equity selection process to systematically overweight and underweight, relative to the market benchmark, individual securities within the NASDAQ 100 Index. The NASDAQ 100 Index contains 100 of the largest and most active non-financial securities listed on the NASDAQ Stock Market, as defined by market capitalization, and is the market benchmark for the Fund.

The Fund does not intend to concentrate (invest more than 25% of its assets) in securities of issuers in particular industries or groups of industries, except and insofar as those securities may be concentrated within the market benchmark (the NASDAQ 100 Index). In the event that the market benchmark contains concentrations of issuers within a given industry or group of industries, it is likely that the Fund will also be concentrated in that industry or group of industries.

The Fund employs a top-down, quantitative equity selection process combined with strict risk controls in an attempt to generate investment returns in excess of those of the market benchmark. The portfolio construction process begins with a securities universe of the equity securities found in the NASDAQ 100 Index. Proprietary valuation models are used to predict the short-term outperformance potential of each stock in the securities universe. These proprietary valuation models are driven by such factors as each stock's level of risk, growth, valuation, and momentum. These estimates of short-term performance are combined with estimates of market risk, as well as with other factors such as transaction costs, to form optimal portfolios of securities holdings. These optimal portfolios seek to add value principally through successful identification of those securities which will outperform the market benchmark vs. those securities which will underperform the market benchmark. Portfolios are created in which those securities expected to outperform are held in greater proportion than typically found in the market benchmark, while those expected to underperform are held in less proportion. Overweighting or underweighting securities from a particular industry or group of industries is not a principal investment strategy of the Fund.

The Fund is a non-diversified Fund. This means that it may invest more than 5% of its assets in the securities of a single company. However, the Fund will comply with the diversification requirements imposed by the Internal Revenue Code of 1986 in order to pass on the maximum tax benefits associated with the income earned to each investor.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may, from time to time, engage in active or frequent trading of portfolio securities to achieve the Fund's principal investment strategies. The Fund does not intend to take any extraordinary actions to avoid possible adverse tax consequences of its level of portfolio trading.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

      Concentration in the NASDAQ 100 Index Risk - The Fund's investments are concentrated in the securities comprising the NASDAQ 100 Index. This Index is typically more volatile than other large capitalization indices of the stock market (such as the S & P 500 Stock Index), and investors may experience short-term loss of capital in excess of that experienced in the broader stock market. Because the NASDAQ 100 Index may invest relatively more assets in certain industry sectors than others (such as technology), the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Index.

      Non-Diversification Risk - The Fund is considered non-diversified because it may invest more than 5% of its assets in the securities of a single company. Therefore, gains or losses on a single company may have a greater impact on the Fund.

      Market Risk - Market risk is the possibility that the Fund's investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with occasional extended periods of declining stock prices. The value of your investment in the Fund may fall during these periods of declining stock prices.

      Investment Style Risk - Investment style risk is the possibility that, while a particular set of equity investments may not decline in value, their returns may trail the returns of other classes or styles of equity investments, such as small to medium capitalization firms, or firms which pay large dividends. Investment style risk may also arise from the fact that other non-equity investments, such as an investment in fixed income securities, may outperform an investment in the Fund.

      For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

An investment in the Fund is not a deposit or an obligation of Sanwa Bank California, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Active OTC Stock Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

FEES AND EXPENSES

--------------------------------------------------------------------------------
Shareholder Fees(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.


--------------------------------------------------------------------------------

                                        Class A Shares      Class B Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases                        5.00%(2)            None
(as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load)                                      None                4.00%(3)
(as a percentage of net asset value)
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of  %
amount redeemed)(4)                         0%                  0%

--------------------------------------------------------------------------------


(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

(4) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.




--------------------------------------------------------------------------------
Annual Fund Operating Expenses
--------------------------------------------------------------------------------



This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.



--------------------------------------------------------------------------------
                                         Class A Shares        Class B Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                     0.95%                  0.95%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees            0.25%                  1.00%
--------------------------------------------------------------------------------
Other Expenses(1)                            ____%                  ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         ____%                  ____%
--------------------------------------------------------------------------------



(1) Other Expenses are based on estimated amounts for the current fiscal year.




--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


--------------------------------------------------------------------------------

                                  1 Year                  3 Years
--------------------------------------------------------------------------------
Class A Shares                    $_____                  $_____
--------------------------------------------------------------------------------
Class B Shares                    $_____                  $_____
Assuming redemption
--------------------------------------------------------------------------------
Assuming no redemption            $_____                  $_____
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION


Distribution/Service (12b-1) Fees and Shareholder Servicing Fees


The Funds have adopted a Distribution and Shareholder Services Plan under Rule 12b- 1 that allows Class A shares and Class B shares of each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Funds have also adopted a Service Plan that allows Class A shares and Class B shares of each Fund to compensate financial institutions for providing shareholder services to their customers and account holders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution/service (12b-1) fee is 0.25% of the average daily net assets of Class A shares of a Fund. The maximum distribution/service (12b-1) fee is 1.00% of the average daily net assets of Class B shares of a Fund.

Class A Shares are also subject to a non-Rule 12b-1 shareholder servicing fee. The maximum shareholder servicing fee is 0.25% of the average daily net assets of Class A shares of a Fund.


Over time shareholders may pay more than the equivalent of the maximum permitted front-end sales charge under the NASD rules because distribution and service fees are paid out of a Fund's assets on an ongoing basis.


DISTRIBUTION ARRANGEMENTS/ SALES CHARGES

Calculation of Sales Charge

Class A Shares
Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charges, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates for the Investment Grade Bond Fund, the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund are as follows:



--------------------------------------------------------------------------------
        Your Investment          Sales Charges as a %     Sales Charge as
                                 of Offering Price        a % of Your
                                                          Investment
--------------------------------------------------------------------------------
Up to $24,999                             5.00%           5.26%
--------------------------------------------------------------------------------
$25,000 up to $49,999                     4.75%           4.99%
--------------------------------------------------------------------------------
$50,000 up to $99,999                     4.25%           4.44%
--------------------------------------------------------------------------------
$100,000 up to $249,999                   3.25%           3.36%
--------------------------------------------------------------------------------
$250,000 up to $499,999                   2.25%           2.30%
--------------------------------------------------------------------------------
$500,000 up to $999,999                   1.75%           1.78%
--------------------------------------------------------------------------------
$1,000,000 and above(1)                      0%              0%
--------------------------------------------------------------------------------



For the Money Market Funds (the U.S. Treasury Obligations Fund, the Prime Money Market Fund, and the California Money Fund)
No sales charges.

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distribution. For sales of $1 million or more, the Distributor will provide compensation to broker/dealers in an amount up to 1.00% of the offering price of such Shares up to $5 million and 0.50% of the offering price of such Shares over $5 million.

Class B Shares
Class B Shares are offered at NAV, without any upfront sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.




----------------------------------------------
  Years Since Purchase    CDSC as a % of
                          Dollar Amount
                          Subject to Charge
----------------------------------------------
0-1                              4.00%
----------------------------------------------
1-2                              4.00%
----------------------------------------------
2-3                              3.00%
----------------------------------------------
3-4                              3.00%
----------------------------------------------
4-5                              2.00%
----------------------------------------------
5-6                              1.00%
----------------------------------------------
more than 6                       None
----------------------------------------------



If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature- Class B Shares

-Class B Shares automatically convert to Class A Shares of the same Fund after [eight years] from the end of the month of purchase.
-After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
-You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
-If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
-The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

SALES CHARGE WAIVERS
Class A Shares
The following qualify for waivers of sales charges:

-Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;
-Investors who purchase Shares of a Fund through a 401(k) plan which by its terms permits the purchase of Shares;
-Investors for whom Sanwa [or other financial institution] acts in a fiduciary, advisory, custodial, agency, or similar capacity; and -Investors who purchase Shares of a Fund from an investment representative through fee-based investment products or accounts.
[The Distributor may also waive the sales charge. Consult the SAI for more information regarding sales charges.]

Class B Shares
The CDSC will be waived under certain circumstances, including the following:

-Redemptions from accounts following the death or disability of the shareholder; -Returns of excess contributions to retirement plans; and -Distributions of less than __% of the annual account value under the auto withdrawal plan.


MULTIPLE CLASS STRUCTURE


The Eureka Funds offer three classes of shares: Class A shares , Class B shares, and Trust shares. Class A shares and Class B shares are offered to the general public and are subject to a distribution/ service (12b-1) fee and a shareholder servicing fee. Trust shares are offered to Sanwa Bank California and its affiliates and certain other financial service providers approved by the Distributor. Trust shares are not subject to a distribution/service (12b-1) fee or a shareholder servicing fee.


OPENING AN ACCOUNT

1.    Read this prospectus carefully.

2. Determine how much you want to invest. The minimum investment for the Eureka Funds is as follows:

      -         INITIAL PURCHASE:          $1,000 for each Fund

      -         ADDITIONAL PURCHASES:      $50 for each Fund

            The minimum initial investment amount is $50 if purchases are made in connection with qualified retirement plans (401(k) and 403(b) accounts only), systematic investment plans or payroll deduction plans.

            A Fund may waive its minimum purchase requirement. The Distributor may reject an order if it is considered to be in the best interest of the Fund.

3. Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For additional information or for an Account Registration Form, please contact your local Sanwa Bank California office or call Eureka Funds at (888) 890-8121.

BUYING SHARES




       OPENING AN ACCOUNT                                  ADDING TO AN ACCOUNT

BY MAIL OR BY OVERNIGHT MAIL




-      If purchasing through your financial adviser or       -    If adding to your account through your
       brokerage account, simply tell your adviser                financial adviser or brokerage account,
       or broker that you wish to purchase shares                 simply tell your adviser or broker that
       of the Funds and he or she will take care                  you wish to purchase shares of the Funds
       of the necessary documentation.  For all                   and he or she will take care of the
       other purchases, follow the instructions                   necessary documentation.  For all other
       below:                                                     purchases, follow the instructions below:

-      Prepare a check, bank draft, or money                  -   Prepare a check, bank draft, or money
       order for the investment amount (at least                  order for the investment amount payable
       $1,000), payable to the Eureka Funds.                      (at least $50) to the Eureka Funds.



-      Deliver the check, bank draft, or money order          -   Deliver the check, bank draft, or money order
       and your completed Account Registration                    and investment slip attached to your
       Form to:                                                   account statement (or, if unavailable,
                                                                  provide the Fund name, share class,
                                                                  amount invested, account name, and
                                                                  account number) to:

       By Mail:                                                   By Mail:
       -------                                                    -------
       Eureka Funds                                               Eureka Funds
       P.O. Box 182792                                            P.O. Box 182792
       Columbus, Ohio  43218-2792                                 Columbus, Ohio 43218-2792


       By Overnight Mail:                                         By Overnight Mail:
       -----------------                                          -----------------
       Eureka Funds                                               Eureka Funds
       c/o BISYS Fund Services                                    c/o BISYS Fund Services
       Attn: T.A. Operations                                      Attn: T.A. Operations
       3435 Stelzer Road                                          3435 Stelzer Road
       Columbus, Ohio  43219                                      Columbus, Ohio 43219



      All purchases by check should be in U.S. dollars.

Third party checks, credit cards or cash will not be accepted.





BY WIRE TRANSFER

                                                              -   To place an order by wire transfer call the Funds
                                                                  at (888) 890-8121 to obtain wiring instructions
                                                                  regarding the bank account number into which funds
                                                                  should be wired and other pertinent information.

                                     Your bank may charge a fee to wire funds.

BUYING SHARES

                OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT



AUTOMATED CLEARING HOUSE



-        Your bank must participate in the Automated        -        Call (888) 890-8121 to arrange an electronic
         Clearing House and must be a U.S. bank.                     purchase.

- Establish the electronic purchase option on your Account Registration Form.

-        Call (888) 890-8121 to arrange an
         electronic purchase.

      Your bank may charge a fee to send funds by Automated Clearing House.

SELLING SHARES



      DESIGNED FOR                                        TO SELL SOME OR ALL OF YOUR SHARES

BY MAIL

-        Accounts of any type.                              -      Write a letter of instruction indicating the
                                                                   fund name, your account number, the
-        Sales of any amount.                                      name(s) in which the account is
                                                                   registered and the dollar value or
                                                                   number of shares you wish to sell.

                                                            -      Include the account owner signature(s).

                                                            -       Mail the materials to the Eureka Funds, P.O.
                                                                    Box 182792, Columbus, Ohio  43218-2792.
                                                                    Or by overnight mail to the Eureka
                                                                    Funds, c/o BISYS Fund Services, Attn:
                                                                    T.A. Operations, 3435 Stelzer Road,
                                                                    Columbus, Ohio 43219.

                                                            -       A check will be mailed to the name(s) and address
                                                                    in which the account is registered, or otherwise
                                                                    according to your letter of instruction.


BY TELEPHONE

-        Accounts of any type.                              -        Call (888) 890-8121 with instructions as to
                                                                     how you wish to receive your funds
-        Sales of any amount.                                        (mail, wire, electronic transfer).


This option is not available if you have declined telephone privileges.


BY WIRE

-        Accounts of any type which have elected the wire   -        Call (888) 890-8121 to request a wire
         option on the Account Registration Form.                    transfer.

-        Sales of any amount.                               -        If you call by 4 p.m. Eastern time, your
                                                                     payment will normally be wired to your
                                                                     bank on the next business day.

                         The Fund may charge a wire fee.

                 Your bank may charge a fee to receive funds by wire.


BY AUTOMATED CLEARING HOUSE (ACH)

-        Accounts of any type.                              -        Call (888) 890-8121 to request an electronic
                                                                     funds transfer.
-        Sales of any amount.
                                                            -        If you call by 4 p.m. Eastern time, the



-        Shareholders with accounts at a U.S. bank which             NAV of your shares will normally be
         participates in the Automated Clearing                      determined on the same day and the
         House.                                                      proceeds will be created within 8 days.



    Your bank may charge a fee to receive funds by Automated Clearing House.

GENERAL POLICIES ON SELLING SHARES

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

      -     the redemption check is payable to the shareholder(s) of record, and

      - the check is mailed to the shareholder(s) of record and mailed to the address of record.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.


Contingent Deferred Sales Charge. When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

RECEIVING YOUR MONEY. Normally, payment of your redemption proceeds will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take fifteen days or more. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared. You can avoid this delay by purchasing shares with a certified check or wire transfer.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance drops below $1,000 due to redemptions. Before a Fund exercises its right to redeem your shares, you will be given 60 days written notice to give you time to increase the value of your account to at least $1,000.

POSTPONEMENT OF REDEMPTION REQUEST. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Selling Your Shares" in this section.

REDEMPTION IN KIND. The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE REDEMPTION CHECKS. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain undeliverable or uncashed for six months will be canceled and will be redeposited in your account at the current net asset value.



EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You can exchange your shares in one Fund for shares of the same class of another Eureka Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares and Class B Shares may also be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. No transaction fees are currently charged for exchanges.

A shareholder wishing to exchange Class A Shares or Class B Shares purchased through a financial adviser or brokerage account may do so by contacting their adviser or broker. A fee may be charged by the adviser or broker with regard to such an exchange. Information about such charges will be supplied by your adviser or broker.


The exchange will be made on the basis of the relative net asset value of the shares exchanged.

An exchange from one Fund to another Fund is considered a sale of shares and will result in a capital gain or loss for federal income tax purposes.

Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.


Notes on Exchange

      - When exchanging Trust Shares of a Fund for Class A Shares of a Fund, you will be exempt from any applicable sales charge.

      - When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

      - The registration and tax identification numbers of the two accounts must be identical.

      - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

      - Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

A shareholder wishing to exchange Class A Shares or Class B Shares purchased directly from the Eureka Funds may do so by contacting the Eureka Funds at (888) 890- 8121 or by providing written instructions to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792 with the following information:


-     your name and telephone number;
-     the exact account name and account number;
-     the taxpayer identification number;
-     the dollar value or number of shares to be exchanged;
-     the name of the Fund from which the exchange is to be made; and
- the name of the Fund into which the exchange is to be made. If the exchange will be made into an existing account, please provide the account number.

If not selected on the Account Registration Form, the Shareholder will automatically receive exchange privileges.

The Funds reserve the right to change the terms of the exchange privilege upon sixty days' written notice.

The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that excessive trading can have on efficient portfolio management, the Funds have established a policy of limiting exchange activity to four substantive exchange redemptions from a Fund during any calendar year. Other than exchanges pursuant to the Eureka Funds' Auto Exchange Plan, there is a $500 minimum for exchanges.

PRICING OF FUND SHARES


VALUATION OF SHARES. The price of a Fund's shares is based on the Fund's net asset value. The net asset value of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The net asset value is calculated separately for the Trust Shares, the Class A Shares, and the Class B Shares of each Fund.

The net asset value for each Fund (except the Money Market Funds) may be found daily in The Wall Street Journal and other newspapers.



--------------------------------------------------------------------------------------------------------------------

Money Market Funds (the U.S.         -        The net asset value of each of the Money Market Funds is determined
Treasury Obligations Fund the                 on each business day as of 1:00 p.m. Eastern time and as of the
Prime Money Market Fund, and the              close of regular trading of the New York Stock Exchange ("NYSE")
California Money Fund)                        (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for trading and the Federal Reserve Bank is open  and any other day during which there is sufficient trading in a Fund's investments that the Fund's net asset value may be materially affected.

                                     -        The assets in each Money Market Fund are valued based upon the amortized cost method, which does not take into account unrealized gains or losses.

                                     -        Each Money Market Fund's net asset value is expected to remain at a constant $1, although there is no assurance that this will be maintained.

                                     -        For further information about the valuation of investments, see the
                                              Statement of Additional Information.
--------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund, the      -        The net asset value of the Investment Grade Bond Fund, the Global
Global Asset Allocation Fund, the             Asset Allocation Fund, the Equity Fund, and the Active OTC Stock
Equity Fund, and the Active OTC               Fund is determined on each business day as of the close of regular
Stock Fund                                    trading of the NYSE (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for trading and any other day during which there is sufficient trading in a Fund's investments that the Fund's net asset value may be materially affected.

                                     -        The assets in the Investment Grade Bond Fund, the Global Asset
                                              Allocation Fund, the Equity Fund, and the Active OTC Stock Fund are
                                              valued accordingly:

                                                       Portfolio securities, the principal market for which is a
                                                       securities exchange, will be valued at the closing sales
                                                       price on that exchange, or, if there have been no sales
                                                       during that day, at their latest bid.  If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees believes accurately
                                                       reflects fair value.

                                                       Portfolio securities, the principal market for which is not a securities exchange, will be valued at the mean between
                                                       their latest bid and asked prices.  If such prices are not available, then the securities will be valued by a method
                                                       which the Board of Trustees believes accurately reflects
                                                       fair value.

                                     -        For further information about valuation of investments, see the
                                              Statement of Additional Information.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

BUY AND SELL PRICES. When you buy shares, you pay the net asset value next determined after your order is received. When you sell shares, you receive the net asset value next determined after your order is received.

ADDITIONAL INVESTOR SERVICES

AUTO INVEST PLAN (AIP). AIP lets you set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $50 per Fund and the minimum subsequent investment amount is $50 per Fund. Investments may be made bi-monthly, monthly, or quarterly. To establish, complete the appropriate section in the Account Registration Form. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.


CHECK WRITING SERVICE. Shareholders of Class A Shares or Class B Shares of a Money Market Fund may write checks in the amount of $500 or more against their Fund account. A Shareholder will receive a supply of checks after a signed signature card is received. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Eureka Funds reserve the right to charge a Shareholder's account a fee for stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO EXCHANGE. Eureka Funds Auto Exchange enables you to make regular, automatic withdrawals from Class A Shares or Class B Shares of a Money Market Fund and use those proceeds to benefit from dollar- cost- averaging by automatically making purchases shares of the same class of shares of another Eureka Fund. With your authorization, the Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from your Money Market Fund account and will automatically invest that amount in the same class of shares of the Fund you designate. In order to participate in the Auto Exchange, you must have a minimum beginning balance of $10,000 in your Money Market Fund account you will be subject to minimum account balance requirements as described below.


To participate in the Auto Exchange, complete the appropriate section of the Account Registration Form, which can be acquired by calling the Funds at (888) 890-8121. To change the Auto Exchange instructions or to discontinue the feature, a shareholder must send a written request to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218- 2792. The Auto Exchange may be amended or terminated without notice at any time.

AUTO WITHDRAWAL PLAN (AWP). If you have at least $10,000 in the Fund selected and maintain a minimum account balance of $1,000 in the Fund, you may use AWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly basis. You may arrange to receive regular distributions from your account and have the amount transferred according to your instructions by completing the appropriate section in the Account Registration Form or by submitting a written request (with signature guarantee) to the Funds. To change the AWP instructions or to discontinue the feature, the request must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The AWP may be amended or terminated, without notice, at any time.


EUREKA FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). The minimum initial investment in an IRA is $1,000 and the minimum subsequent investment amount is $50. Available IRAs include IRAs set up under a Simplified Employee Pension Plan and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A Shares or Class B Shares for an IRA. Eureka Funds IRA contributions may be tax deductible and earnings are tax deferred.


      For more information on a Eureka Funds IRA call the Funds at (888) 890-8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds and the Investment Grade Bond Fund declare dividends daily and pay income dividends monthly. The Global Asset Allocation Fund declares and pays income dividends annually. The Equity Fund declares and pays income dividends monthly. The Active OTC Stock Fund declares and pays income dividends _________. The Money Market Funds do not expect to realize any capital gains. However, if capital gains are realized, the Money Market Funds will distribute such gains at least once a year. The Investment Grade Bond Fund, the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund each distribute capital gains, if any, at least once a year.


We will automatically reinvest any income dividends and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify the Funds that you want to receive your distributions in cash. To do so, select the cash option on your application or to change your existing account, send a letter with your request, including your name and account number to:

                                  Eureka Funds

P.O. Box 182792
                            Columbus, Ohio 43218-2792

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

Note that you may have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is long-term capital gains, which are typically taxed at a lower rate than ordinary income when distributed to shareholders who are individuals regardless of how long such shareholders have held their Fund shares.

TAXES ON FUND DISTRIBUTIONS. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (if such income or capital gains were included in the price you initially paid for your shares).

STATE, LOCAL, AND FOREIGN TAXES. In addition to federal taxes, you may have to pay state, local, and foreign taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realized from selling or exchanging Fund shares.

DIVIDENDS AND SHORT-TERM CAPITAL GAINS. The Internal Revenue Service treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

FUNDS INVESTING IN FOREIGN SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES. If you sell or exchange Fund shares, you may have to report capital gains, if any, you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax adviser.

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

--------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required, by law, to withhold 31% of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as any proceeds you would normally receive from selling Fund shares.
--------------------------------------------------------------------------------

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT MANAGEMENT

INVESTMENT ADVISER


Sanwa Bank California (Sanwa), 601 S. Figueroa Street, Los Angeles, California 90017, serves as the investment adviser to each Fund, subject to the general supervision of the Board of Trustees of the Funds, and is responsible for the day-to-day management of their investment portfolios. Sanwa is a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan. Established in 1972, Sanwa provides a full range of individual and business banking services through a network of more than 100 branches and offices statewide. As of September 30, 2000, Sanwa had approximately $9.4 billion in assets.

The Eureka Equity Fund and the Eureka Global Asset Allocation Fund are managed by a team of investment professionals at Sanwa who make the investment decisions and continuously review and administer the investment programs of the Funds.

                        The Eureka U.S. Treasury Obligations Fund, the Eureka Prime Money Market Fund, and the Eureka Investment Grade Bond Fund are managed by David Lampert. Mr. Lampert, Vice President and Director of Fixed Income, has been with the Adviser since 1984 where he handles investment management and client relations for personal and institutional trust and agency accounts for Sanwa Investment Management. As Deputy Head of Sanwa Investment Management, Mr. Lampert is a key player in the investment strategy and portfolio management of the Adviser's $2.3 billion in managed assets.

                        The Eureka California Money Fund is managed by . . . The Eureka Active OTC Stock Fund is managed by . . .



                        Mr. Lampert has held several positions within Sanwa. Before joining the investment management department, he served as deputy treasurer, managing investment and derivative sales, trading, and funding. He also served as fixed income section manager, managing a bond portfolio of $700 million and a money market portfolio of $1.2 billion. Mr Lampert graduated from the University of California at Los Angeles with a bachelor of arts in business/economics.

The investment advisory fees paid to Sanwa, after voluntary fee reductions, by the Funds for the fiscal year ended September 30, 2000 were as follows:


         Fund                                  % of Average Net Assets
         ----                                  -----------------------

U.S. Treasury Obligations Fund                           0.10%
Prime Money Market Fund                                  0.20%
Investment Grade Bond Fund                               0.50%
Global Asset Allocation Fund                             0.80%
Equity Fund                                              0.65%


PRIOR PERFORMANCE OF THE ADVISER

      The following tables set forth the Adviser's composite performance data relating to the historical performance of all collective investment trusts and common trust funds managed by the Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of the Equity Fund and the Investment Grade Bond Fund. Investors should not consider this performance data as an indication of future performance of the Equity Fund and the Investment Grade Bond Fund or of the Adviser.


      The Adviser's composite performance data shown below were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Adviser's composites include all actual, fee-paying, discretionary institutional, private accounts managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Adviser's composites combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of the month. Yearly returns are calculated by geometrically linking the monthly returns.


      The institutional private accounts that are included in the Adviser's composites are not subject to the same types of expenses to which the Equity Fund and Investment Grade Bond Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws. In addition, the performance results for the Adviser's composites would have been lower if the expenses to which the Equity Fund and the Investment Grade Bond Fund are subject were applied.

         The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.


         The investment results of the Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Equity Fund and Investment Grade Bond Fund or an individual investor investing in such Funds. The investment results of the Adviser's composites were not calculated pursuant to the methodology established by the SEC that will be used to calculate performance results of the Funds. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.


      All information set forth in the tables below relies on data supplied by the Adviser or from statistical services, reports or other sources believed by the Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                               EQUITY PERFORMANCE
                               ------------------



                                               Investment
                                Eureka         Adviser's
                                Equity         Equity                  S&P 500
         Year                   Fund           Composite               Index(1)
         ----                   ------         -----------             --------
         1988                                     10.20%                 16.50%
1989                                    25.18%               31.43%
         1990                                      4.03%                 -3.19%
         1991                                     29.66%                 30.55%
         1992                                      3.12%                  7.68%
         1993                                      2.54%                 10.00%
         1994                                      0.75%                  1.23%
         1995                                     35.85%                 37.50%
         1996                                     22.60%                 23.12%
         1997(2)                                  23.47%                 25.34%
         1998(3)                        22.72%      --                   27.19%
         1999(4)                        15.73%      --                   21.04%
         2000(5)
         Since Inception(6)
         One Year ended October 31, 1997                     30.12%
32.10%
         5 Years ended October 31, 1997           17.38%                 19.85%
         10 Years ended October 31, 1997                     15.03%
17.14%



---------------

     (1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

     (2) For the ten-month period through October 31, 1997.


     (3) Aggregate total return for the Class A Shares of the Eureka Equity Fund from commencement of operations on February 3, 1998 through December 31, 1998. Return has not been annualized.

     (4) Average annual total return for the Class A Shares of the Eureka Equity Fund from January 1, 1999 through December 31, 1999.

     (5) Average annual total return for the Class A Shares of the Eureka Equity Fund from January 1, 2000 through December 31, 2000.

     (6) Average annual total return for Class A Shares of the Eureka Equity Fund from February 3, 1998 through December 31, 2000.

                        INVESTMENT GRADE BOND PERFORMANCE
                        ---------------------------------



                                             Investment                       Lehman               Lehman
                   Investment                 Adviser's                       Brothers             Brothers
                     Grade                   Investment                    Government/             Aggregate
                     Bond                    Grade Bond                      Corporate               Bond
Year                 Fund                    Composite                     Bond Index(1)            Index(2)
----               ----------                ----------                    -------------           ---------

1988                                            8.72%                           7.59%                   7.88%
1989                                           12.16%                          14.24%                  14.53%
1990                                            6.65%                           8.28%                   8.95%
1991                                           13.37%                          16.13%                  16.00%
1992                                            6.95%                           7.58%                   7.40%
1993                                            9.40%                          10.97%                   9.75%
1994                                           -5.26%                          -3.49%                  -2.92%
1995                                           16.58%                          19.24%                  18.48%
1996                                            0.22%                           2.91%                   3.61%
1997(3)                                         7.45%                           8.04%                   8.09%
1998(4)                   7.21%                  ---                            7.95%                   7.31%
1999(5)                  -2.29%                  ---                            2.15%                  -0.83%
2000(6)
Since Inception(7)
One Year ended
   October 31, 1997                             8.05%                           8.81%                   8.89%
5 Years ended
    October 31, 1997                            5.65%                           7.62%                   7.51%
10 Years ended
     October 31, 1997                           7.60%                           9.19%                   9.25%



---------------


     (1) The Lehman Brothers Government/Corporate Bond Index includes the Lehman Brothers Government and the Lehman Brothers Corporate Bond indices. The Lehman Brothers Government Bond Index is made up of the Lehman Brothers Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Lehman Brothers Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. Government). We have also included the 1-3 year Government Index, composed of agency and Treasury securities with maturities of one to three years, and the 20+ Year Lehman Brothers Treasury Index, composed of Treasury issues with 20 years or more to maturity. The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt. The Lehman Brothers Corporate Index sectors are industrial, finance, utility, and Yankee. Also included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental or international agencies.


     (2) The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch Investors Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indices include bonds with maturities of up to 10 years, and long-term indices include those with maturities of 10 years or longer. Price, coupon, paydown, and total return are reported for all sectors on a month-end to month-end basis. All returns are market value-weighted inclusive of accrued interest.

     (3) For the ten-month period through October 31, 1997.

     (4) Aggregate total return for the Class A Shares of the Eureka Investment Grade Bond Fund from commencement of operations on February 3, 1998 through December 31, 1998. Return has not been annualized.

     (5) Average annual total return for the Class A Shares of the Eureka Investment Grade Bond Fund from January 1, 1999 through December 31, 1999.

     (6) Average annual total return for the Class A Shares of the Eureka Investment Grade Bond Fund from January 1, 2000 through December 31, 2000.

     (7) Average annual total return for the Class A Shares of the Eureka Investment Grade Bond Fund from February 3, 1998 through December 31, 2000.

OTHER SERVICE PROVIDERS

DISTRIBUTOR & ADMINISTRATOR

         BISYS Fund Services
         3435 Stelzer Road
         Columbus, Ohio  43219-3035

TRANSFER AGENT

         BISYS Fund Services, Inc.
         3435 Stelzer Road
         Columbus, Ohio  43219

CUSTODIAN

         The Bank of New York

         100 Church Street
         New York, New York  10286


LEGAL COUNSEL

         Ropes & Gray
         1301 K Street, N.W., Suite 800 East
         Washington, DC  20005

AUDITORS

         Ernst & Young, LLP
         10 West Broad Street
         Columbus, Ohio  43219

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Class A Shares of each Fund for the period from commencement of operations through September 30, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                    ADDITIONAL INVESTMENT PRACTICES AND RISKS

INVESTMENT PRACTICES
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques used by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


            X     No fundamental policy limitation on usage


            -     Not permitted


            #     Represents maximum permissible percentage of total assets
                  For temporary defensive purposes may constitute 100 percent of total assets








-----------------------------------------------------------------------------------------------------------------------------------
                                     PRIME         U.S.                                           GLOBAL                  ACTIVE
                                     MONEY      TREASURY       CALIFORNIA       INVESTMENT        ASSET                     OTC
                                     MARKET    OBLIGATIONS       MONEY          GRADE BOND      ALLOCATION      EQUITY     STOCK
                                      FUND        FUND           FUND              FUND           FUND           FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
PRACTICES
AND SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities.
Securities secured by company
receivables, home equity loans,
truck and auto loans, leases,
credit card receivables and            X         ----            ----               X               35            35        35
other securities backed by
receivables or assets.  Credit,
interest rate, opportunity and
pre-payment risks.
-----------------------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances.  Bills of
exchange or time drafts drawn on
and accepted by a commercial           25        ----            25                 35+             35+           35+       35+
bank.  Credit risk.
-----------------------------------------------------------------------------------------------------------------------------------
Borrowings.(1)  The borrowing of
money from banks or through
reverse repurchase agreements.         33 1/3    33 1/3          33 1/3             33 1/3          33 1/3        33 1/3    33 1/3
Leverage and credit risks.
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit.
Negotiable instruments with a          X         ----            X                  35+             35+           35+       35+
stated maturity.  Credit and
liquidity risks.
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper and

-----------------------------------------------------------------------------------------------------------------------------------
Other Short-Term Obligations.
Short-term promissory notes or
other obligations issued by           X         ----            X                35+             35+           35+        35+
corporations and other
entities.  Credit risk.
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock.  Shares of
ownership of a company.  Market       ----      ----            ----             ----            X             X          X
risk.
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Securities.  Bonds
or preferred stock that convert
to common stock.  Credit,             ----      ----            ----             X               X             X          X
interest rate and market risks.
-----------------------------------------------------------------------------------------------------------------------------------
Corporate or Commercial Bonds.
Debt securities issued by
corporations.  Credit and             X         ----            ----             X               X             35         35
interest rate risks.
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Rolls.  A transaction in
which a fund sells securities
for delivery in a current month
and simultaneously contracts
with the same party to               ----      ----            ----              X               X             X          X
repurchase similar but not
identical securities on a
specified future date.  Interest
rate, management and market
risks.
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Market Securities.
Securities of countries with
emerging economies or securities
markets.  Currency, information,     ----       ----           -----             15              15            15         15
liquidity, market and political
risks.
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities.
-----------------------------------------------------------------------------------------------------------------------------------
-  Stocks and bonds of               ----        ----          -----              35              X             35         35
   foreign issuers
-----------------------------------------------------------------------------------------------------------------------------------
-  American depository
   receipts, European
   depository receipts, global       ----        ----          ----               35              X             35         35
   depository receipts and
   other similar global
   instruments
-----------------------------------------------------------------------------------------------------------------------------------
-  Eurodollar Certificates
   of Deposit, Yankee
   Certificates of Deposit,
   Eurodollar Time Deposits           35          ----         ----               35              X             35         35
   ("ETD's") and Canadian Time
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
     Deposits.

Currency, information,
liquidity, market, natural event
and political risks.
-----------------------------------------------------------------------------------------------------------------------------------
Forward Commitments.  The
purchase or sale of a security
with payment and delivery
scheduled for a future time.         X           X            X                  X               X            X          X
Leverage, market and opportunity
risks.
-----------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency
Exchange Transactions.
Contractual agreement to
purchase or sell one specified
currency for another currency at
a specified future date and          ----        ----         ----               ----            50           ----       ----
price.  Credit, correlation,
currency, information, leverage,
liquidity, management, market,
opportunity and political risks.
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities.(3)
Securities which may be
difficult to sell at an               10         ----         10                 15              15           15         15
acceptable price.  Liquidity,
market and valuation risks.
-----------------------------------------------------------------------------------------------------------------------------------
Investment Company Securities.
Shares of other mutual funds.
Sanwa and BISYS Fund Services
will reduce certain fees when
investing in funds for which it
serves as investment adviser or
administrator. (Investments in
any one fund will not exceed 5%
of total assets. Investments in
all funds will not exceed 10% of
total assets.) Management and
market risks.
-----------------------------------------------------------------------------------------------------------------------------------
-  Money market mutual                10         10           10                 10              10           10         10
   funds
-----------------------------------------------------------------------------------------------------------------------------------
-  Non-money market mutual            ----       ----         ----               ----            10          ----        10
   funds
-----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bonds.
Interest-bearing or discounted
government or
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
corporate securities that
obligate the issuer to pay the
bondholder a specified sum of
money, usually at specific
intervals, and to                     ----      ----           ----              X               X             X          X
repay the principal amount of
the loan at maturity.
Investment grade bonds are
those rated BBB or better by
S&P or Baa or better by
Moody's or similarly rated
by other nationally recognized
statistical rating organizations,
or, if not rated, determined to
be of comparable quality by the
Adviser. Market and credit risks.
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Instruments.
Investment-grade, U.S.
dollar-denominated debt
securities that have Remaining
maturities of one year or less.
These Securities may include
U.S. government obligations,
Commercial paper and other
short-term corporate                  X         ----          X                  X               X            X          X
Obligations, repurchase
agreements collateralized with
U.S. government securities,
certificates of deposit,
bankers' acceptances, and other
financial institution
obligations.  These securities
may carry fixed or variable
interest rates. Market and
credit risks.
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities. (2)
Debt obligations secured by real
estate loans and pools of loans,
including such securities as
collateralized mortgage
obligations, which are
structured pools of mortgage
pass through certificates or         ----        ----         ----               X               35           35         35
mortgage loans, real estate
investment conduits, and
stripped mortgage backed
securities.  Mortgage backed
securities
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
may have greater
price and yield volatility than
traditional fixed-income
securities and their prepayment
sensitivity may range from
relatively low to relatively
high.  Credit, interest rate,
opportunity and pre-payment
risks.
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Obligations.
Securities issued by a state or
political subdivision to obtain
funds for various public
purposes.  Municipal obligations
include participation
certificates in leases,              35          ----          X                 35              ----         ----       ----
installment purchase contracts
and conditional sales
contracts.  Credit, liquidity,
political and tax risks.
-----------------------------------------------------------------------------------------------------------------------------------
Options and Futures.(1) Contracts
involving the right or
obligation to deliver or receive
assets or money depending upon
the performance of one or more
assets or an economic index.         ----        ----          ----              X              X           X          X
Currency, correlation, credit,
interest rate, leverage,
liquidity, opportunity and
market risks.
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock.  A class of
stock that generally pays a
dividend at a specified rate and
has preference over common stock     ----        ----         ----               75              X           X          X
in the payment of dividends and
liquidation.  Market risk.
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements.(1)  The
purchase of a security and the
simultaneous commitment to sell
it back at an agreed upon            X           X            X                  X               X           X          X
price.  Credit, market and
leverage risks.
-----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements.(1)
(4)  The sale of a security and
the simultaneous commitment to
buy it back at an agreed upon        X           X            X                  X               X            X         X
price.  Credit, leverage
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
and market risks.
-----------------------------------------------------------------------------------------------------------------------------------
Restricted Securities.(5)
Securities not registered under
the Securities Act of 1933.          X          ----          X                  X               X          X           X
Market and valuation risks.
-----------------------------------------------------------------------------------------------------------------------------------
Rights and Warrants.  A contract
issued by a corporation enabling
the owner to subscribe to and
purchase a specified number of
shares of the corporation at a       ----       ----          ---                X               X          X           X
specified price during a
specified period of time.
Market and valuation risks.
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending.(1)  The
lending of securities to
financial institutions, which        33 1/3    33 1/3        33 1/3              33 1/3         33 1/3      33 1/3     33 1/3
provide cash or government
securities as collateral.
Credit risk.
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Trading. The sale of
a security soon after its
purchase.  A portfolio engaging
in such trading will have higher     ----       ----          ----               X               X           X          X
turnover and transaction
expenses.  Such trading may also
increase a shareholder's tax
liability.  Market risk.
-----------------------------------------------------------------------------------------------------------------------------------
Swaps, Caps and Floors.(5) Swaps
involve the exchange of
obligations by two parties.
Caps and floors entitle a
purchaser to a principal amount
from the seller of the cap or        ----       ----          ----               X               X          X           X
floor to the extent that a
specified index exceeds or falls
below a predetermined interest
rate or amount.  Correlation,
credit, interest rate,
liquidity, management, market
and opportunity risks.
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits.  Non-negotiable
receipts issued by a bank in
exchange for the deposit of          X          ----          X                  35+            35+        35+         35+
funds.  Liquidity risk.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency

-----------------------------------------------------------------------------------------------------------------------------------
Securities. Obligations issued
by U.S. government agencies,
such as the Federal National
Mortgage Association (FNMA),
including bills, notes, bonds,
and separately traded registered
interest and principal               X         ----         X                    X              X          35+        35+
securities. Although these
securities have high credit
ratings, the majority of these
obligations are not backed by
the full faith and credit of the
U.S. government as are U.S.
Treasury securities. Credit and
interest rate risks.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities:
Obligations issued or guaranteed
as to payment of principal and
interest by the full faith and
credit of the U.S. government
including bills, notes, bonds,
and separately traded registered
interest and principal               X         X            X                    X              X          35+        35+
securities. Market risk.
-----------------------------------------------------------------------------------------------------------------------------------
Variable and Floating Rate
Instruments.  Obligations with a
yield that is reset on a
periodic basis and loosely           X         ----         X                    X              X          X          X
correlated to changes in money
market interest rates, including
variable and floating rate notes
and bonds.  Credit, interest
rate and liquidity risks.
-----------------------------------------------------------------------------------------------------------------------------------
When-Issued or Delayed-Delivery
Securities.  The purchase or
sale of securities for delivery
at a future date.  Leverage,         X        X             X                    X              X          X          X
market and opportunity risks.
-----------------------------------------------------------------------------------------------------------------------------------




(1) Each Fund has a fundamental investment policy regarding these practices or securities, as set forth in the Statement of Additional Information, which may in some cases be less restrictive than the operating policy set forth in the chart.

(2) The Money Market Funds may invest in these securities only if consistent with their objectives and Rule 2a- 7.

(3) Each Fund's liquidity limit is calculated as a percentage of its net assets.

(4) Reverse repurchase agreements would also be subject to a Fund's policy on borrowings.

(5) Relative to other securities, these securities are more likely to be deemed illiquid and, therefore, may be subject to the restrictions on illiquid securities.

INVESTMENT RISKS
----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks and volatility.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. This risk is common to all mutual funds.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

OPPORTUNITY RISK. The risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses attributable to governmental or political actions, from changes in tax or trade statutes to governmental collapse and war. There are also risks in particular to investing in foreign securities, including higher transaction costs, delayed settlements, currency controls and adverse economic developments.

PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur sooner than expected and will effect the rate of return on mortgage-backed securities and may result in greater price and yield volatility and possible investment losses. When mortgage obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup any premium paid on mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee.

TAX RISK. The risk that the issuer of tax-exempt securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause interest income to be retroactively included in gross income.

VALUATION RISK. The risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

PORTFOLIO TURNOVER. High portfolio turnover rates will generally result in higher transaction costs to a Fund and may increase the taxes payable by a Fund's shareholders.

HOW TO OBTAIN MORE INFORMATION

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

Statement of Additional Information (SAI)

More detailed information about the Eureka Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the Eureka Funds' performance during the last year.

To obtain the SAI, Annual or Semi-Annual Reports, or More Information:

BY TELEPHONE:

Call (888) 890-8121

BY MAIL:

Eureka Funds
P.O. Box 182792
Columbus, Ohio  43218-2792

BY INTERNET:


http://www.eurekafunds.com

From the SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the Eureka Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.


Eureka Funds' Investment Company Act registration number is 811-08305.

                                  EUREKA FUNDS



                       STATEMENT OF ADDITIONAL INFORMATION



                                FEBRUARY 1, 2001

                                     -------





This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the Eureka U.S. Treasury Obligations Fund, the Eureka Prime Money Market Fund, the Eureka California Money Fund, the Eureka Investment Grade Bond Fund, the Eureka Global Asset Allocation Fund, the Eureka Equity Fund, and the Eureka Active OTC Stock Fund which are dated February 1, 2001. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. The Eureka Funds were organized on April 7,1997 as the Sanwa Fund and changed their name to the "Eureka Funds" prior to commencing operations. Copies of the Prospectuses may be obtained by writing the Eureka Funds at P.O. Box 182792, Columbus, Ohio 43218-2792, or by telephoning toll free 888-890-8121.

                                TABLE OF CONTENTS

                                                                                            Page
                                                                                            ----
EUREKA FUNDS...................................................................................1

INVESTMENT OBJECTIVE AND POLICIES..............................................................1
           Additional Information on Portfolio Instruments.....................................1
           Investment Restrictions..............................................................
           Additional Information Regarding Fundamental Investment Restrictions.................
           Portfolio Turnover...................................................................

VALUATION
           Valuation of the Money Market Funds..................................................
           Valuation of the Investment Grade Bond Fund, the Global Asset
                     Allocation Fund, the Equity Fund, and the Active OTC Stock Fund............
           Valuation of International Securities................................................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................................
           How to Purchase and Redeem Shares....................................................
           Matters Affecting Redemption.........................................................

ADDITIONAL TAX INFORMATION......................................................................
           General..............................................................................
           Additional Tax Information Concerning the California Money Fund......................
           Additional Tax Information Concerning the Global Asset Allocation Fund...............


MANAGEMENT OF THE EUREKA FUNDS..................................................................
           Trustees and Officers................................................................
           Investment Adviser...................................................................
           Portfolio Transactions...............................................................
           Glass-Steagall Act...................................................................
           Administrator........................................................................
           Distributor..........................................................................
           Service Plan.........................................................................
           Distribution Plan....................................................................
           Expenses.............................................................................
           Custodian............................................................................
           Transfer Agent and Fund Accounting Services..........................................
           Independent Auditors.................................................................
           Legal Counsel........................................................................
PERFORMANCE INFORMATION.........................................................................

           Yields of the Money Market Funds.....................................................
           Calculation of Total Return..........................................................
           Performance Comparisons..............................................................
ADDITIONAL INFORMATION..........................................................................
           Organization and Description of Shares...............................................
           Shareholder and Trustee Liability....................................................
           Miscellaneous........................................................................

APPENDIX........................................................................................

                       STATEMENT OF ADDITIONAL INFORMATION

                                  EUREKA FUNDS


       Eureka Funds is an open-end management investment company. The Eureka Funds consist of seven series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of seven separate investment portfolios: the Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Obligations Fund"), the Eureka Prime Money Market Fund (the "Prime Money Market Fund"), the California Money Fund (the "California Money Fund" and together with the U.S. Treasury Obligations Fund and the Prime Money Fund, the "Money Market Funds"), the Eureka Investment Grade Bond Fund (the "Investment Grade Bond Fund"), the Eureka Global Asset Allocation Fund (the "Global Asset Allocation Fund"), the Eureka Equity Fund (the "Equity Fund"), and the Active OTC Stock Fund (the "Active OTC Stock Fund" and together with the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund the "Variable NAV Funds"). Each Fund offers to the public three classes of Shares: Class A Shares, Class B Shares and Trust Shares. Most information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. An investment in Shares of a Fund should not be made without first reading the applicable Prospectus.



                        INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments

       The following policies supplement the information pertaining to portfolio instruments of each Fund as set forth in the Prospectuses.


       The Appendix to this Statement of Additional Information identifies nationally recognized statistical ratings organizations ("NRSROs") that may be used by Sanwa Bank California, the Eureka Funds' investment adviser ("Sanwa" or the "Adviser"), with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.



       Asset-Backed Securities. Each of the Funds, except the U.S. Treasury Obligations Fund and the California Money Fund, may invest in asset-backed securities. The Prime Money Market Fund and the Investment Grade Bond Fund may each invest up to 100% of their total assets, and the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund may each invest up to 35% of their total assets in asset-backed securities.

       Asset-backed securities are secured by company receivables, home equity loans, truck or auto loans, leases, credit card receivables and other securities backed by receivables or assets.


       Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.



       Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.


       Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization.


       Bankers' Acceptances, Certificates of Deposit, Demand and Time Deposits. Each of the Funds may, except the U.S. Treasury Obligations Fund, may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. The California Money Fund may invest up to 25% of its total assets in bankers' acceptance. The Prime Money Market Fund may invest up to 25% of its total assets, and the Investment Grade Bond Fund, the

Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund may each invest up to 35% of their total assets in bankers' acceptance. For temporary defensive purposes, the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may each invest up to 100% of their total assets in bankers' acceptance and certificates of deposit. The Prime Money Market Fund may invest up to 100% of its total assets, and the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may each invest up to 35% of their total assets in certificates of deposit and time deposits. For temporary defensive purposes, the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may each invest up to 100% of their total assets in time deposits.



       Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.
    .


       Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.



       Collateralized Mortgage Obligations. The Investment Grade Bond Fund may invest up to 100% of its total assets and the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund may each invest up to 35% of their total assets in collateralized mortgage obligations ("CMOs"). CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.


       Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.



       CMOs include stripped mortgage securities, which are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.


       Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Board of Trustees.

       Convertible Securities. Each Variable NAV Fund, may invest up to 100% of its total assets in convertible securities.


       Commercial Paper. Each Fund, except for the U.S. Treasury Obligations Fund, may invest in commercial paper. The Prime Money Market Fund may invest up to 100% of its total assets, and the Investment Grade Bond Fund, the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund may each invest up to 35% of their total assets in commercial paper. The California Money Fund may invest up to 100% of its total assets in commercial paper. For temporary defensive purposes, the Investment Grade Bond Fund, the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund may each invest up to 100% of their total assets in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper usually has a maturity of less than nine months and has a fixed rates of return.



       The Prime Money Market Fund, the Investment Grade Bond Fund, the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund may purchase commercial paper designated as "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition

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under the Federal securities laws, and is frequently sold (and resold) to institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.


       Common and Preferred Stock. The Investment Grade Bond Fund may invest up to 30% of its total assets in preferred stock. The Global Asset Allocation Fund may invest up to 75% of its assets in common and/or preferred stock. The Equity Fund and the Active OTC Stock Fund may invest up to 100% of its total assets in common and/or preferred stock. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.



       Corporate Bonds. The Prime Money Market Fund, the Investment Grade Bond Fund, and the Global Asset Allocation Fund may each invest up to 100% of their total assets and the Equity Fund and the Active OTC Stock Fund may invest up to 35% of its total assets in corporate bonds.


       Dollar Rolls. Each Variable NAV Fund may invest up to 100% of its total assets in dollar rolls.


       Foreign Currency Transactions. The Global Asset Allocation Fund may use forward foreign currency exchange contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but instead allow a Fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by Sanwa under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

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       Second, when Sanwa anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.



       A separate account of a Fund consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.


       The Global Asset Allocation Fund may take positions in forward foreign currency exchange contracts up to a value not in excess of 50% of its total assets.


       Foreign Investment. The Funds, other than the U.S. Treasury Obligations Fund and the California Money Fund, may each invest up to 35% of their total assets, and the Global Asset Allocation Fund may invest 100% of its total assets, in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks, Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Funds may invest in foreign commercial paper, including Canadian and European commercial paper as described above.



       The Investment Grade Bond Fund, the Equity Fund, and the Active OTC Stock Fund may each invest up to 35% of their total assets and the Global Asset Allocation Fund may invest up to 100% of its assets in foreign equity securities, including American Depository Receipts

(sponsored and unsponsored) ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").


       Each Variable NAV Fund may invest up to 15% of it total assets in emerging market securities.

       Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject a Fund to additional investment risks. Such risks include adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, exchange control regulations, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.


       Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Funds will acquire such securities only when Sanwa believes the risks associated with such investments are minimal.



       Futures Contracts and Related Options. The Investment Grade Bond Fund, the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.



       Successful use of futures by the Funds is also subject to Sanwa's ability to correctly predict the direction the market will move. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

       The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

       Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.


       Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


       The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.


       Guaranteed Investment Contracts. Guaranteed investment contracts ("GICs") are issued by highly rated U.S. insurance companies. Under these contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Solomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate.

       Illiquid and Restricted Securities. The Prime Money Market and California Money Fund may invest up to 10% of their net assets in illiquid securities. The Investment Grade Bond Fund, Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund may invest up to 15% of their net assets in illiquid securities. Each Fund, except the U.S. Treasury Obligations Fund, may invest in restricted securities. Some investments may be determined by Sanwa, under the supervision of the Board of Trustees, to be illiquid. Securities may be deemed illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in over-the-counter markets. Moreover, restricted securities, which may be illiquid, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


       Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.


       Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



       Investment Company Securities. Each Fund may invest up to 10% of its total assets in money market investment company securities. The Global Asset Allocation Fund and the Active OTC Stock Fund may invest up to 10% of its total assets in non-money market investment company securities. By investing in investment companies, a Fund becomes exposed to the risks of that investment company's portfolio of securities. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.


       Investment Grade Debt Obligations. The Variable NAV Funds may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.



       Under normal circumstances at least 80% of the Investment Grade Bond Fund's assets will be invested in investment grade debt securities (securities that, at the time of initial investment, are rated equal to or greater than BBB-by Standard & Poor's or Baa3 by Moody's). With respect to 80% of its assets, the Fund will only invest in unrated debt securities should Sanwa determine that the security is of comparable quality to an investment grade issue. With respect to 80% of its assets, the Fund will not invest in securities that, at the time of initial investment, do not meet the above credit guidelines. Investment grade securities that are subsequently downgraded in quality below investment grade by both Standard & Poor's and Moody's may continue to be held in the portfolio, and will be sold only if Sanwa believes it would be advantageous to do so. The Fund may invest up to 20% of its assets in debt securities rated B- and above. Securities rated less than BBB- by Standard & Poor's and Baa3 by Moody's are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit ratings agencies. Credit quality in the non-investment grade bond market can change suddenly and unexpectedly and even recently issued credit rating may not fully reflect the actual risks posed by a particular non-investment grade security.



       Municipal Obligations. The Prime Money Market Fund and the Investment Grade Bond Fund may each invest up to 35% of their total assets in municipal obligations. The California Money Fund may invest up to 100% of its total assets in municipal obligations. The Prime Money Market Fund will only invest in municipal securities rated in the top two tiers by a NRSRO. Municipal securities are debt securities issued by a state, its political subdivisions, agencies, authorities and corporations. Municipal securities include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.



       Municipal securities include securities issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.

       Municipal securities are generally classified as "general obligation" or "revenue." General obligation securities are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds that are municipal securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.



       Municipal notes are instruments issued by or on behalf of governments and political sub-divisions thereof. Examples include: tax anticipation notes, which are short-term debt instruments issued by a municipality or state to finance working capital needs of the issuer in anticipation of receiving taxes on a future date; revenue anticipation notes, which are short-term debt instruments issued by a municipality or state to provide cash prior to receipt of expected non-tax revenues from a specific source; bond anticipation notes, which are short-term debt instruments issued by a municipality or state that will be paid off with the proceeds of an upcoming bond issue; and tax revenue anticipation notes, which are short-term debt instruments issued by a municipality or state to finance working capital needs in anticipation of receiving taxes or other revenues. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer.



       Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities may include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance facilities for charitable institutions. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations. Taxable municipal securities also may include remarketed certificates of participation.


       The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.


       Municipal securities also include participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.



California Municipal Obligations



       The California Money Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statues of California ("California Municipal Obligations") are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.



       As defined in the prospectus, under normal market conditions, and as a matter of fundamental policy, at least 65% of the total assets of the California Money Fund will be invested in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes.



       The California Money Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Fund may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Fund nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion. Before purchasing a tax-exempt derivative for the Fund, the Adviser is required by the Fund's procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Fund's Rule 2a-7 procedures. In evaluating the credit worthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity's relevant financial information. Currently, the Adviser may purchase tax-exempt derivatives for the Fund so long as after any purchase not more than 25% of the Fund's assets are invested in such securities.


       Options - Calls and Puts.


       Calls. The Variable NAV Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional income. This premium income will serve to enhance each Fund's total return and will reduce the effect of any price decline of the security involved in the option.



       A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the

Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.


       The Variable NAV Funds will write call options only if they are "covered" and may buy call options. In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.



       Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike owning securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account by the Fund's custodian. A Fund does not consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.



       The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, Sanwa, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for the option. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund's statement of assets and liabilities. This liability will be readjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange (the "NYSE")), or, in the absence of such sale, the latest asked price (or, with respect to the Global Asset Allocation Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.


       Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

       Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

       A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.


       Puts. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. To the extent consistent with its investment objective, the Variable NAV Funds, may buy put options and write secured put options. The California Money Fund may acquire puts with respect to Municipal Obligations held in its portfolio.



       The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period.


       These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies. The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in Sanwa's opinion, present minimal credit risks.



       Put and Call Options. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.



       Risk Factors Relating to Options. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of Sanwa to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.



       Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which Sanwa deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and Sanwa will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.



       If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Eureka Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").



       Reverse Repurchase Agreements. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund's investment restrictions. Each Fund may borrow up to 33 1/3% of its total assets. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. government securities or other liquid high quality debt securities or high grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


       Rights Offerings and Warrants to Purchase. The Variable NAV Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.



       Securities Lending. Each Fund may engage in securities lending. Securities lending is limited to 33 1/3% of a Fund's total assets. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by Sanwa and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Sanwa has determined are creditworthy under guidelines established by the Board of Trustees.



       Short-Term Trading. Each Variable NAV Fund may engage in short-term trading. Short-term trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Funds in order to take advantage of what Sanwa believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs. In addition, short-term trading may increase the amount of taxes payable by shareholders.

       Stand-By Commitments. The California Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by the Fund may also be referred to as "put" options.) Stand-by commitments may be exercisable by the Fund at anytime before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. The Fund's right to exercise stand-by commitments will be unconditional and unqualified.



       Supranational Organizational Obligations. The Funds, other than the U.S. Treasury Obligations Fund may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.



       Swaps. Each Variable NAV Fund may enter swap agreements. Swap agreements (a common form of derivatives) are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations the Funds will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that the Funds will not be able to meet their obligations to the counterparty. This risk will be mitigated by having the Funds invest in an equivalent asset for which they are obligated to pay a return. Swap agreements may be considered illiquid and therefore subject to a Fund's limitation on illiquid securities.



       U.S. Government Obligations. The U.S. Treasury Obligations Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury or agency obligations which are also supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those which are supported by the full faith and credit of the U.S. government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when Sanwa believes that the credit risk with respect thereto is minimal.



       U.S. Government Agency Securities. The Prime Money Market Fund, the California Money Fund, the Investment Grade Bond Fund, and the Global Asset Allocation Fund may each invest 100% of their total assets in U.S. government agency securities. The Equity Fund and the

Active OTC Stock Fund may invest up to 35% of its total assets in U.S. government agency securities and for temporary defensive purposes may invest 100% of its total assets in U.S. government agency securities. U.S. government agency securities include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. government, such as GNMA and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.



       U.S. government agency securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage repays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. government agency securities.



       "Zero coupon" U.S. government agency securities also tend to be more volatile than other types of U.S. government agency securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.



       U.S. Treasury Securities. The Prime Money Market Fund, the U.S. Treasury Obligations Fund, the California Money Fund, the Investment Grade Bond Fund, and the Global Asset Allocation Fund may each invest up to 100% of their total assets in U.S. Treasury securities. The Equity Fund and the Active OTC Stock Fund may invest for temporary defensive purposes may invest up to 100% of its total assets in U.S. Treasury securities.



       Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds, except for the U.S. Treasury Obligations Fund, may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the criteria for commercial paper. Sanwa will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.



       Variable and Floating Rate Notes. The Funds, other than the U.S. Treasury Obligations Fund, may acquire variable and floating rate notes, subject to that Fund's investment objective, policies, and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Sanwa under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, Sanwa will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, it may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

       For purposes of the Money Market Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.


       When-Issued Securities. Each Fund may purchase securities on a when-issued basis and may purchase and sell securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), including "TBA" (to be announced) purchase commitments. When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.


       When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

Investment Restrictions

       For each Fund the following investment restrictions are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund.

       1. The Fund may lend or borrow money to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       2. The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       3. The Fund may issue senior securities to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


       4. The Fund (except the Active OTC Stock Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. The Active OTC Stock Fund is a non-diversified company under the 1940 Act.



       5. The Fund (except the California Money Fund and the Active OTC Stock Fund) may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



              The California Money Fund may not purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.



              The Active OTC Stock Fund will concentrate its securities in a given industry or group of industries to the extent that the securities comprising the NASDAQ 100 Index are concentrated in an industry or group of industries.


       6. The Fund may underwrite securities to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       7. The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Additional Information Regarding Fundamental Investment Restrictions

       The fundamental investment restrictions limit a Fund's ability to engage in certain investment practices and purchase securities to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below. Each Fund may be subject to more restrictive non-fundamental investment policies. Non-fundamental investment policies may be changed by the Board of Trustees.


       The following 1940 Act descriptions are to assist the investor in understanding the fundamental restrictions above, and are not themselves fundamental.


       Fundamental investment restriction (1). The 1940 Act presently limits a Fund's ability to borrow to one-third of the value of its total assets. Borrowing by a Fund allows it to leverage its portfolio, which exposes it to certain risks. Leveraging exaggerates the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest received from the securities purchased with borrowed funds.



       The 1940 Act also restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by the Fund's investment policies, and a Fund may not make loans to persons who control or are under common control with the Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Funds may, however, make other loans which if made would expose shareholders to certain additional risks.



       Fundamental investment restriction (2). The 1940 Act limits a Fund's ability to pledge, mortgage or hypothecate its assets to one-third of its assets. To the extent that pledged assets are encumbered for more than seven days such assets would be considered illiquid and, therefore, each Fund's use of such techniques would be limited to 15% of its net assets (10% for the Money Market Funds).


       Fundamental investment restriction (3). The ability of a mutual fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Because portfolio management techniques involving the issuance of senior securities, such as the purchase of securities on margin, short sales, or the writing of puts on portfolio securities, are all techniques that involve the leveraging of a portfolio and would not be consistent with the current SEC rules governing Money Market Funds.


       Fundamental investment restriction (4). Under Section 5(b) of the 1940 Act, an investment company is diversified if, as to 75% of its total assets, no more than 5% of the value of its total assets is invested in the securities of a single issuer and no more than 10% of the issuer's voting securities is held by the investment company. However, each of the Funds is subject to the "per issuer" diversification requirements of the Internal Revenue Code of 1986

("Code") at the Fund's tax quarter-ends. Under the Code, the 5% "per issuer" limit is applied only to 50% of a Fund's total assets (not 75% of total assets as under the 1940 Act). However, no single issuer can exceed 25% of a Fund's total assets under the Code as well as under the 1940 Act.



       All of the Funds, with the exception of the Active OTC Stock Fund, are diversified. The Active OTC Stock Fund is a non-diversified fund under the 1940 Act. This means that the Active OTC Stock Fund may invest more than 5% of its assets in the securities of a single issuer. Under the Internal Revenue Code of 1986, as amended, at the end of each fiscal quarter the Active OTC Stock Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% of its total assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers that comprise the NASDAQ 100 Index, the Active OTC Stock Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than is an investment company that invests in a broad range of securities. As a result, a non-diversified fund may experience greater fluctuation in the net asset value its shares.



       Fundamental investment restriction (5). "Concentration" is interpreted under the 1940 Act to mean investment of 25% or more of a Fund's total assets in a single industry. If a Fund were to "concentrate" its investments in a narrow industry, investors would be exposed to greater risks because the Fund's performance would be largely dependent on that segment's performance. The California Money Fund and the Active OTC Stock Fund have reserved the right to concentrate, as described above.


       Fundamental investment restriction (6). The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

       Fundamental investment restriction (7). This restriction would permit investment in commodities, commodities contracts, futures contracts, or real estate to the extent permitted under the 1940 Act. Each Fund has the ability to use these investment techniques. Commodities, as opposed to commodity futures, represent the actual underlying bulk goods, such as grains, metals and food stuffs. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings, and such instruments are generally sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. If a Fund invested in these instruments it would be exposed to the risks associated with the underlying security.

Portfolio Turnover


       The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. High portfolio turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term capital gains generally taxed at ordinary income tax rates when distributed to shareholders who are individuals) to a Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.


       Because securities with maturities of less than one year are excluded from the calculation of the portfolio turnover rate, the portfolio turnover rate for each Money Market Fund is expected to be zero for regulatory and reporting purposes.


                                    VALUATION


       The net asset value of each Fund other than the Money Market Funds is determined and its Shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) on each Business Day ("Valuation Times"). The net asset value of each Money Market Fund is determined and its Shares are priced as of 1:00 p.m. (Eastern time) and as of the close of regular trading of the NYSE (generally 4:00 p.m., Eastern time) on each Business Day. For each Money Market Fund, as used herein a "Business Day" constitutes (i) any day on which the Federal Reserve Bank is open and the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. For each other fund, a Business Day is (i) any day on which the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

       The securities in each Fund, other than the Money Market Funds, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value.

Valuation of the Money Market Funds


       The Money Market Funds use the amortized cost method of valuing their securities. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of each Money Market Fund's securities can be expected to vary inversely with changes in prevailing interest rates.



       Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per Share for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires the Board of Trustees to promptly consider what action, if any, should be initiated. If the Board of Trustees determines that the deviation from a $1.00 price per Share may result in material dilution or other unfair results to Shareholders, it will take the appropriate steps to eliminate or reduce these consequences to the extent reasonably practicable. These steps may include selling portfolio instruments prior to maturity in order to realize capital gains or losses to shorten the average portfolio maturity, adjusting or withholding dividends or utilizing a net asset value per Share determined by using available market quotations.



Valuation of the Investment Grade Bond Fund, the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund


       Portfolio securities, the principal market for which there is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at their latest bid quotations. If no such bid and asked prices are available, then the securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds; provided however, that before any such securities are purchased for any Variable NAV

Fund, the Trustees of the Eureka Funds shall be notified and given the opportunity to establish appropriate methods of determining the fair market value of such securities.

       Portfolio securities, the principal market for which there is not a securities exchange, will be valued at the mean between their latest bid and asked quotations in such principal market. If no such bid and asked prices are available, then the securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds.

       All other assets and securities including securities for which market quotations are not readily available will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees of the Eureka Funds; provided however, that before any such securities are purchased for any Variable NAV Fund, the Trustees of the Eureka Funds shall be notified and given the opportunity to establish appropriate methods of determining the fair market value of such securities.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR


       Shares are sold on a continuous basis by the Eureka Funds' Distributor, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Eureka Funds at (888) 890-8121.



PURCHASES OF CLASS A SHARES AND CLASS B SHARES



       Class A Shares and Class B Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers"). All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor ("Participating Organizations"). Class A Shares and Class B Shares may be purchased by Participating Organizations under the Eureka Funds' Distribution Plan. See "MANAGEMENT OF THE EUREKA FUNDS--Distribution Plan."


       Shares of the Eureka Funds sold to Participating Organizations acting in a fiduciary, advisory, custodial (other than individual retirement accounts), or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis.


       Investors may directly purchase Class A Shares and Class B Shares of a Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) for at least the minimum initial purchase amount, payable to Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Funds do not accept third-party checks. Investors may obtain an Account Registration Form and additional information regarding the Eureka Funds by contacting their local Sanwa Bank California office or calling (888) 890-8121. Initial purchases of shares into a new account may not be made by wire. Subsequent purchases of Class A Shares or Class B Shares of a Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) to the above address.



       If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares and Class B Shares by telephone. Telephone orders may be placed by calling the Eureka Funds at (888) 890-8121. Payment for Class A Shares and Class B Shares ordered by telephone may be made by sending funds electronically to the Eureka Funds' custodian. To make payments electronically, investors must call the Eureka Funds at (888) 890-8121 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.



       Class A Shares and Class B Shares of the Variable NAV Funds are sold at the net asset value next determined after receipt by the Distributor of an order in good form to purchase Shares (see "VALUATION OF SHARES"). In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Eureka Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.



       There is a minimum initial investment of $1,000 for the purchase of Class A Shares and Class B Shares of a Fund, and a $50 minimum for subsequent purchases. The minimum initial investment amount is $50 if purchases are made in connection with qualified retirement plans (401(k) and 403(b) accounts only), systematic investment plans or payroll deduction plans. There is no limit on the amount of Class A Shares and Class B Shares that may be purchased.



       Shareholders will be mailed a confirmation of each new transaction in their account. In the case of Class A Shares or Class B Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of

Class A Shares or Class B Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.



EUREKA FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA")



       The Eureka Funds make available IRAs, including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A Shares or Class B Shares for an IRA. Eureka Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.



       The Eureka Funds also make available the Roth IRA. Unlike a traditional IRA, contributions to a Roth IRA are not tax deductible. However, distributions are generally excluded from income provided they occur at least five years after the creation of the Roth IRA and the distribution is (1) made on or after the date on which the individual attains age 59 1/2; (2) made to a beneficiary (or the individual's estate) on or after the individual's death; (3) attributable to the individual being disabled; or (4) a "qualified first-time home buyer distribution," subject to a $10,000 limit.



       Trust Shares of the Eureka Funds IRAs are available to employees of Sanwa, employees of BISYS Fund Services and Trustees of the Eureka Funds; the minimum initial investment in an IRA is $500 and there is no minimum subsequent investment requirement. Class A Shares and Class B Shares of the Eureka Funds IRAs are available to all shareholders; the minimum investment in an IRA is $1,000 and the minimum for subsequent investments is $50.



       BISYS Fund Services, Inc. serves as transfer agent to each Fund pursuant to a Transfer Agency Agreement. All Eureka Funds IRA distribution requests must be made in writing to BISYS Fund Services, Inc. (the "Transfer Agent"). Any additional deposits to a Eureka Funds IRA must distinguish the type and year of the contribution.


       For more information on a Eureka Funds IRA call the Eureka Funds at (888) 890-8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions. Shareholders should read the Disclosure Statement and Custodial Agreement for further details on eligibility, service fees, and tax implications.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

       Purchases of Class A Shares and Class B Shares of the Eureka Funds will be effected only on a Business Day (as defined in "VALUATION"). An order for a Money Market Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order for a Money Market Fund received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day. An order for any Fund other than a Money Market Fund received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order for any Fund other than a Money Market Fund received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the Business Day.



       An order to purchase Class A Shares or Class B Shares of a Money Market Fund will be deemed to have been received by the Distributor when federal funds are available to the Eureka Funds' custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of a Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Eureka Funds' custodian, if received prior to the last Valuation Time (see "VALUATION"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of a Money Market Fund.


       Shares of a Money Market Fund purchased before 1:00 p.m., Eastern time, begin earning dividends on the same Business Day. All Shares of a Money Market Fund continue to earn dividends through the day before their redemption.


       Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Eureka Funds. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.



       The Eureka Funds reserve the right to reject any order for the purchase of its Class A Shares or Class B Shares in whole or in part, including purchases made with foreign drafts or checks. The Eureka Funds will not accept third party checks for investment.


       Please call the Eureka Funds at (888) 890-8121 regarding proper instructions and information to purchase or redeem Shares by check or wire. Shareholders may also execute telephone transactions as explained below.

REDEMPTION OF SHARES


       Shareholders may redeem their Class A Shares without charge on any day that net asset value is calculated (see "VALUATION"). As discussed in the Class A Shares/Class B Shares Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class A Shares and Class B Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.



       Each Fund reserves the right to redeem a shareholder's Class A Shares or Class B Shares if the Shareholder does not maintain a balance of $1,000 in the respective Shares of that Fund.


REDEMPTION BY MAIL


       A written request for redemption must be received by the Eureka Funds in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record; or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or
(3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. A signature notarized by a notary public will not be accepted as a signature guarantee. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion regarding sending proceeds to your bank account.


REDEMPTION BY TELEPHONE

       Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form or in a subsequent written request to the Transfer Agent. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Presently there is no charge. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, contact the Funds at
(888) 890-8121.

TELEPHONE PROCEDURES

       A change of address may be requested over the telephone or by fax. These requests will be processed and subject to independent verification at the point of entry. Telephone and faxed address changes may not be made in conjunction with a redemption request or a change in Auto Invest/Auto Withdrawal instructions. A Shareholder that changes his or her address by phone will have their account subject to a ten business day escrow hold.


       The Distributor, the Transfer Agent, Sanwa and the Eureka Funds will not be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including purchases, exchanges, and redemptions) effected in accordance with the Eureka Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The Eureka Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are followed, the Eureka Funds will not be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, Shareholders are unable to effect telephone transactions, Shareholders may mail redemption requests to the Eureka Funds.


PAYMENTS TO SHAREHOLDERS

       Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Eureka Funds will attempt to honor requests from Shareholders for next Business Day payments if the request for redemption is received by the Transfer Agent before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Eureka Funds or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Money Market Funds will attempt to honor requests from Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 1:00 p.m. Eastern time, on a Business Day or, if the request for redemption is received after 1:00 p.m. Eastern time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

       In some instances, a Fund may be requested to redeem Shares for which it has not yet received good payment. Under such circumstances, the Eureka Funds may delay forwarding the proceeds until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption, investors should purchase Shares by certified check or by wire transfer. The Eureka Funds intend to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Eureka Funds may make payment wholly or partly in portfolio securities at their then current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

       Due to the relatively high cost of handling small investments, the Eureka Funds reserve the right to redeem, at net asset value, the Shares in an account with a value of less than $1,000. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he thereafter redeems some of his Shares. Before the Eureka Funds exercises its right to redeem such Shares, the Shareholder will be given notice that the value of his Shares of a Fund is less than the minimum amount and will be allowed 60 days to make an additional investment to increase the value of the account to at least $1,000.


       Each class of Shares of the Funds are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services. In addition to purchasing Shares directly from BISYS Fund Services, Class A Shares, Class B Shares, and Trust Shares may be purchased through procedures established by BISYS Fund Services in connection with the requirements of accounts at Sanwa, or Sanwa's affiliated or correspondent banks. Customers purchasing Shares of the Eureka Funds may include officers, directors, employees of Sanwa or Sanwa's affiliated or correspondent banks, employees of BISYS Fund Services or Trustees of the Eureka Funds.


Matters Affecting Redemption

       The Eureka Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Eureka Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.


       The Eureka Funds may redeem any class of Shares involuntarily if redemption appears appropriate. See "Valuation of the Money Market Funds" above.

                           ADDITIONAL TAX INFORMATION

DIVIDENDS AND TAXES


       Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net income and net realized capital gains.


       Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.


       The net investment income of each Money Market Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Money Market Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. However, any such capital gains will be distributed no more than twice a year after deduction for any available capital loss carryforward.



       The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares and Class B Shares due to the Distribution and Shareholder Services Plan fee and Services Plan fee applicable to Class A Shares and Class B Shares.



       Dividends on the Shares of the Investment Grade Bond Fund are declared daily and paid monthly. A dividend on the Shares of the Global Asset Allocation Fund is declared and paid annually. A dividend on the Shares of the Equity Fund is declared and paid monthly. [A dividend on the Shares of the Active OTC Stock Fund is declared and paid monthly.] Net realized capital gains, if any, are distributed at least annually to Shareholders of record after deduction for any available capital loss carryforward.



       A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be held in a non-interest bearing account pending further instructions from the Shareholder.

       Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.


       Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, and so-designated by the Funds may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.



       Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.



       Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. government agency securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. government agency securities directly. Distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.


       The foregoing is a summary of certain federal income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund including the application of state and local taxes to distributions received from a Fund.

General

       It is the policy of each of the Funds to qualify for the favorable tax treatment accorded regulated investment companies (a "RIC") under Subchapter M of the Code. By qualifying as a RIC, each Fund expects to eliminate or reduce to a nominal amount its federal income taxes.



       In order to qualify as a RIC and to qualify for the favorable tax treatment accorded RICs and their shareholders, a Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute each year at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.



       A non-deductible excise tax is imposed on RICs that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount at least equal to (i) 98% of their "ordinary income" (as defined) for the calendar year plus (ii) 98% of their capital gain net income for the 12 month period ending on October 31 of such calendar year plus (iii) any undistributed amounts from prior years. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.



       Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."



       A Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.



       Investment by the Fund in "passive foreign investment companies" could subject the Fund to federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."



       A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


       Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year a Fund does not qualify for the special federal tax treatment accorded a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

       Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

Additional Tax Information Concerning the California Money Fund



       FEDERAL TAXATION. As indicated in its Prospectus, the California Money Fund is designed to provide individual Shareholders with current tax-exempt interest income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Nor is the Fund designed for investors seeking maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts because such institutions, plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Fund's dividends being tax-exempt, and such dividends would ultimately be taxable to the plan and account beneficiaries when distributed to them.



       The Code permits a regulated investment company that invests at least 50% of its total assets in tax-free Municipal Securities (at the close of each quarter of the Fund's taxable year) to pass through to its investors, tax-free, net Municipal Securities interest income to the extent such interest would be exempt if earned directly. Because the Fund intends to be qualified to pay such exempt-interest dividends, the Fund will be limited in its ability to enter into taxable transactions, such as forward commitments, repurchase agreements, securities lending transactions, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets. The policy the Fund is to pay each year as dividends substantially all of the Fund's Municipal Securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof derived from interest excludable from gross income and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, but the aggregate of such dividends may not exceed the net Municipal Securities interest received by the Fund during the taxable year. The percentage of the dividends paid for any taxable year that qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends during such year, regardless of the period for which the Shares were held.



       Exempt-interest dividends may be treated by Shareholders of the California Money as items of interest excludable from their gross income. However, each Shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would remain excludable if such Shareholder were treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by the California Money Fund.. In addition, exempt-interest dividends may be taxable for federal alternative minimum tax purposes and for state and local purposes.



       The California Money Fund will distribute substantially all of any investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Distributions of such income will be taxable to Shareholders as ordinary income. The dividends-received deduction for corporations is not expected to apply to such distributions.



       Distributions designated by the California Money Fund as deriving from net gains on securities held for more than one year will be taxable to a Fund Shareholder as such, regardless of how long a time the Shareholder held the Fund's Shares. Such distributions will not be eligible for the dividends-received deduction. If a Shareholder disposes of Shares in the Fund at a loss before holding such Shares for longer than six months, such loss will be disallowed to the extent of any exempt-interest dividends paid thereon, and any remaining loss will be treated as a long-term capital loss to the extent the Shareholder has received a capital gain dividend on the Shares.



       Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital).



       Shareholders receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Fund).



       A Fund's investments in Municipal Securities issued at a discount and certain other portfolio positions will require the Fund to accrue and distribute income and gains not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore eliminate any tax liability at the Fund level.



       Like the other Funds, if for any taxable year the California Money Fund does not qualify for the special tax treatment afforded regulated investment companies, all of the Fund's taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to Shareholders), and Municipal Securities interest income, although not taxable to the California Money Fund, would be taxable to Shareholders as ordinary income when distributed as dividends.



       Depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the California Money Fund may be subject to the tax laws of such states or localities. For a summary of certain California tax considerations affecting the California Money Fund, see "California Taxation" below.



       As indicated in their Prospectuses, the California Money Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the Fund is to limit its acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on such Municipal Securities will be tax-exempt to the Fund. There is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences that may result from the acquisition of many of the types of puts that the California Money Fund could acquire under the 1940 Act. Therefore, although they will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.



       CALIFORNIA TAXATION. Under existing California law, if the California Money Fund continue to qualify for the special federal income tax treatment afforded regulated investment companies and if at the end of each quarter of the Fund's taxable year at least 50% of the value of the Fund's assets consists of obligations that, if held by an individual, would pay interest exempt from California taxation ("California Exempt-Interest Securities"), Shareholders of the Fund will be able to exclude from income, for California personal income tax purposes, "California exempt-interest dividends" received from the Fund during that taxable year. A "California exempt-interest dividend" is any dividend or portion thereof of the California Money Fund not exceeding the interest received by the Fund during the taxable year on California Exempt-Interest Securities (less direct and allocated expenses, which includes amortization of acquisition premium) and so designated by written notice to Shareholders within 60 days after the close of that taxable year.



       Distributions, other than of "California exempt-interest dividends," by the California Money Fund to California residents will be subject to California personal income taxation. Gains realized by California residents from a redemption or sale of Shares of the California Money Fund will also be subject to California personal income taxation. In general, California nonresidents, other than certain dealers, will not be subject to California personal income taxation on distributions by, or on gains from the redemption or sale of, Shares of the California Money Fund unless those Shares have acquired a California "business situs." (Such California nonresidents may, however, be subject to other state or local income taxes on such distributions or gains, depending on their residence.) Short-term capital losses realized by shareholders from a redemption of shares of the California Money Fund within six months from the date of their purchase will not be allowed for California personal income tax purposes to the extent of any tax-exempt dividends received with respect to such Shares during such period. No deduction will be allowed for California personal income tax purposes for interest on indebtedness incurred or continued in order to purchase or carry Shares of the Fund for any taxable year of a Shareholder during which the Fund distributes "California exempt-interest dividends."



       A statement setting forth the amount of "California exempt-interest dividends" distributed during each calendar year will be sent to Shareholders annually.



       The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Shareholders of the California Money Fund. This summary does not describe the California tax treatment of the California Money Fund. In addition, no attempt has been made to present a detailed explanation of the California personal income tax treatment of the Fund's Shareholders. Accordingly, this discussion is not intended as a substitute for careful planning. Further, "California exempt-interest dividends" are excludable from income for California personal income tax purposes only. Any dividends paid to Shareholders subject to California corporate franchise tax will be taxed as ordinary dividends to such Shareholders, notwithstanding that all or a portion of such dividends is exempt from California personal income tax. Accordingly, potential investors in the California Money Fund including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California tax situation, in general.


Additional Tax Information Concerning the Global Asset Allocation Fund


       Dividends and certain interest income earned by the Global Asset Allocation Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Global Asset Allocation Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If a Fund makes the election, the amount of such foreign taxes paid by a Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them). A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.



       The Global Asset Allocation Fund's transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.



                         MANAGEMENT OF THE EUREKA FUNDS

Trustees and Officers


       The Board of Trustees of the Eureka Funds has overall responsibility for the Funds. The Board of Trustees is elected by the Shareholders. There are currently five Trustees, two of whom are "interested persons" of the Eureka Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Eureka Funds to supervise its day-to-day operations.


       The Trustees and officers of each Fund, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                                Position with the
Name/Age                        Eureka Funds                     Principal Occupation
--------                        ------------                     --------------------

Larry D. Layne*                 Trustee; Chairman of the         Vice Chairman/Head-Commercial
58                              Board                            Banking Group - Sanwa Bank
                                                                 California, January 1999 to
                                                                 present; Group Executive Vice
                                                                 President/Head- Relationship
                                                                 Banking Group - Sanwa Bank
                                                                 California, 1992-Present

Donald H. Livingstone           Trustee                          Director - Center for
56                                                               Entrepreneurship, 1994-1999;
                                                                 Professor - Marriott School of
                                                                 Business, 1994-1997; Partner -
                                                                 Arthur Andersen LLP, 1976-1995

Walter F. Beran                 Trustee                          Chairman - Pacific Alliance
72                                                               Group, Present; Board Member -
                                                                 Compensation Resource Group,
                                                                 Present; Board Member -
                                                                 Fleetwood Enterprises, Inc.,
                                                                 Present; Board Member -
                                                                 Ventas, Inc., Present;

                                Position with the
Name/Age                        Eureka Funds                     Principal Occupation
--------                        ------------                     --------------------

                                                                 Retired, Vice Chairman - Ernst
                                                                 & Young, 1986

Takashi Muraoka*                Trustee                          Vice Chairman/Head-Corporate
46                                                               Development Group - Sanwa Bank
                                                                 California, November 1999 to
                                                                 present; Executive Vice
                                                                 President/ Deputy Head -
                                                                 Corporate Development Group -
                                                                 Sanwa Bank California, August
                                                                 1999 to October 1999; Deputy
                                                                 General Manager - Human
                                                                 Resources Department - The
                                                                 Sanwa Bank, Limited, Tokyo,
                                                                 November 1994 to July 1999

David L. Buell                  Trustee                          Chairman and Chief Executive
63                                                               Officer - Prime Bank February
                                                                 1998 to Present; Owner (50%) -
                                                                 Prime, LLC, 1996-1998;
                                                                 Founder, Chairman & CEO -
                                                                 Metrobank, 1978-1996

Irimga McKay                    President                        Senior Vice President, July
38                                                               1993 to date, prior thereto
                                                                 First Vice President of the
                                                                 Administrator and Distributor,
                                                                 November 1988 to July 1993;
                                                                 Regional Vice President,
                                                                 Continental Equities, June
                                                                 1987 to November 1988;
                                                                 Assistant Wholesaler, VMS
                                                                 Realty Partners (a real estate
                                                                 limited partnership), May 1986
                                                                 to June 1987

Sandra Souter                   Vice President                   Vice President of Client
38                                                               Services, BISYS Fund Services
                                                                 (June 1999 to present); Vice
                                                                 President, First Union Bank
                                                                 (1996-May 1999); Manager of
                                                                 Telewholesaling, BISYS Fund
                                                                 Services (1992-1995)

Martin R. Dean                  Secretary                        Vice President of
36                                                               Administration Services of
                                                                 BISYS Fund Services
                                                                 (1994-Present); Senior
                                                                 Manager,

                                Position with the
Name/Age                        Eureka Funds                     Principal Occupation
--------                        ------------                     --------------------

                                                                 KPMG Peat Marwick LLP
                                                                 (1987-1994)

Frank M. Deutchki               Treasurer                        Vice President, Financial
45                                                               Services Dept., BISYS Fund
                                                                 Services (April, 1996 to
                                                                 present); Vice President and
                                                                 Audit Director, Mutual Fund
                                                                 Services Co. (1989-1996)

Alaina V. Metz                  Assistant Secretary              Chief Administrative Officer
32                                                               of BISYS Fund Services - Blue
                                                                 Sky compliance (1995-Present);
                                                                 Alliance Capital Management,
                                                                 L.P. (1989-1995)


* Considered to be an "interested person" of the Funds as defined in the 1940 Act.


       The officers of the Eureka Funds receive no compensation directly from the Eureka Funds for performing the duties of their offices. BISYS Fund Services receives fees from the Eureka Funds for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Eureka Funds for acting as Transfer Agent and for providing fund accounting services to the Eureka Funds.

                              COMPENSATION TABLE(1)


------------------------------------------------------------------------------------------------------------
                                                                                                 Total
                                                         Pension or                           Compensation
                                     Aggregate           Retirement      Estimated Annual   from the Eureka
                                    Compensation      Benefits Accrued     Benefits upon     Funds Paid to
                                  from the Eureka     as Part of Fund       Retirement         Directors
  Name of Person, Position             Funds              Expenses
------------------------------------------------------------------------------------------------------------
Walter F. Beran, Trustee                 $                      None             None             $
                                          ------                                                   ------
------------------------------------------------------------------------------------------------------------
David L. Buell, Trustee                  $                      None             None             $
                                          ------                                                   ------
------------------------------------------------------------------------------------------------------------
Donald H. Livingstone, Trustee           $                      None             None             $
                                          ------                                                   ------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Larry Layne, Trustee                     $                      None             None             $
                                          ------                                                   ------
------------------------------------------------------------------------------------------------------------
Takashi Muraoka, Trustee                 $                      None             None             $
                                          ------                                                   ------
------------------------------------------------------------------------------------------------------------



1      Compensation figures are for the fiscal year ended on September 30, 2000.


Investment Adviser


       Investment advisory and management services are provided to each Fund by Sanwa pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated October 21, 1997.



       The Advisory Agreement provides that Sanwa shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Eureka Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty under the 1940 Act with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Sanwa in the performance of its duties, or from reckless disregard by Sanwa of its obligations and duties under the Advisory Agreement.



       The Advisory Agreement will continue in effect until May 31, 2001, and if not terminated, shall continue in effect as to a particular Fund for successive periods of twelve months, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not parties to the Advisory Agreement or interested persons of any party to the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the vote of a majority of the Trust's Board of Trustees or by the vote of a majority of the outstanding voting securities of such Fund. The Advisory Agreement is terminable as to a particular Fund at any time on 60 days written notice, without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by the vote of a majority of the outstanding voting securities of such Fund) or by Sanwa. The Advisory Agreement will immediately terminate in the event of its assignment, as defined in the 1940 Act.



       Under an investment advisory agreement between the Eureka Funds and Sanwa, the fee payable to Sanwa by each Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of thirty one-hundredths of one percent (0.30%) of the Prime Money Market Fund's average daily net assets; twenty one-hundredths of one percent (0.20%) of the U.S. Treasury Obligations Fund's average daily net assets; twenty one-hundredths of one percent (0.20%) of the California Money Fund, sixty one-hundredths of one percent (0.60%) of the Investment Grade Bond Fund's average daily net assets; ninety one-hundredths of one percent (0.90%) of the Global Asset Allocation Fund's average daily net assets; seventy five one-hundredths of one percent (0.75%) of the Equity Fund's average daily net assets; and ninety-five one-hundredths of one percent (0.95%) of the Active OTC Stock Fund, or (b) such fee as may from time to time be agreed upon by the Eureka Funds and Sanwa. The fee agreed to from time to time by the Eureka Funds and Sanwa may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.



Sanwa received the following fees for investment advisory services:


                                FISCAL YEAR ENDED


                                      September 30, 2000                  September 30, 1999
                                      ------------------                  ------------------
                                                   Additional                     Additional
                                                       Amount                         Amount
                                       Paid            Waived              Paid       Waived
                                       ----            ------              ----       ------
U.S. Treasury Obligations Fund                                         $111,492     $111,489
                                      -----             -----
Prime Money Market Fund                                                $399,512     $199,752
                                      -----             -----
Investment Grade Bond Fund                                             $738,773     $147,752
                                      -----             -----
Global Asset Allocation Fund                                           $662,224      $82,778
                                      -----             -----
Equity Fund                                                          $1,295,200     $199,260
                                      -----             -----


Portfolio Transactions


       Pursuant to the Advisory Agreement, Sanwa determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Eureka Funds, where possible, will deal directly with dealers who make a market in the securities involved unless better price and execution are available elsewhere. While Sanwa generally seeks competitive spreads or commissions, the Eureka Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

       Allocation of transactions, including their frequency, to various dealers is determined by Sanwa in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions. Brokerage will at times be allocated to firms that supply research, statistical data and similar services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to, and not in lieu of, services required to be performed by Sanwa and does not reduce the advisory fees payable to Sanwa. Such information may be useful to Sanwa in serving both the Eureka Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Sanwa in carrying out its obligations to the Eureka Funds.



       Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable rules and regulations, Sanwa will not execute portfolio transactions on behalf of the Funds through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Sanwa, BISYS Fund Services, or their affiliates, and will not give preference to Sanwa's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.



       Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by Sanwa. Other investment companies or accounts may also invest in the same securities as the Eureka Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of the Eureka Funds, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which Sanwa believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Sanwa may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Eureka Funds, Sanwa will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Eureka Funds is a customer of Sanwa or their parents, subsidiaries, or affiliates, and, in dealing with their customers, Sanwa and their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Eureka Funds.



       In determining when and to what extent to use Sanwa Universal Securities, LLC, Sanwa Futures LLC or any other affiliated broker-dealer as its broker for executing orders for the Funds on securities exchanges, Sanwa will consider (if relevant) whether the compensation to be paid Sanwa Universal Securities, LLC, Sanwa Futures LLC or any other affiliated broker-dealer will be (i) fair and reasonable, (ii) at least as favorable to the Funds as commissions that would be charged by other qualified brokers having comparable execution capabilities and (iii) at least as favorable as commissions contemporaneously charged by Sanwa Universal Securities, LLC, Sanwa Futures LLC or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of Sanwa Universal Securities, LLC, Sanwa Futures LLC or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Funds do not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate and (iii) considers quarterly whether or not the commissions charged by Sanwa Universal Securities, LLC, Sanwa Futures LLC or any other affiliated broker-dealer have met the standards.


       Brokerage services Sanwa Universal Securities, LLC, or Sanwa Futures LLC provides to the Funds are also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Funds to use Sanwa Universal Securities, LLC, or Sanwa Futures LLC as a broker provided certain conditions are met. Among these requirements are that members of the exchange not associated with Sanwa Universal Securities, LLC, or Sanwa Futures LLC perform the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) that the orders to such members be transmitted from off the exchange floor and that neither Sanwa Universal Securities, LLC, Sanwa Futures LLC nor an associated person of Sanwa Universal Securities, LLC, or Sanwa Futures LLC participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Sanwa Universal Securities, LLC, or Sanwa Futures LLC acts as broker for the Funds, Sanwa Universal Securities, LLC, or Sanwa Futures LLC, while not permitted to perform floor brokerage (which is undertaken by members Sanwa Universal Securities, LLC, or Sanwa Futures LLC selects who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Sanwa Universal Securities, LLC, or Sanwa Futures LLC pays the fees charged by those persons performing the described floor brokerage elements. Sanwa Universal Securities, LLC, or Sanwa Futures LLC will not trade directly with the Funds in any transactions in which Sanwa Universal Securities, LLC, or Sanwa Futures LLC or an affiliate acts as principal.

The Funds paid aggregate brokerage commissions in the following amounts:

                                FISCAL YEAR ENDED


                                         September 30, 2000              September 30, 1999
                                         ------------------              ------------------

Global Asset Allocation Fund                                                      $61,956
                                                ------
Equity Fund                                                                      $268,417
                                                ------

ANY OTHER FUNDS?

Glass-Steagall Act


       In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.



       Sanwa believes that they possess the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Sanwa from continuing to perform such services for the Eureka Funds. Depending upon the nature of any changes in the services which could be provided by Sanwa, the Board of Trustees of the Eureka Funds would review the Eureka Funds' relationship with Sanwa and consider taking all action necessary in the circumstances.



       Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Sanwa or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the Eureka Funds, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Eureka Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.


Administrator

       BISYS Fund Services serves as administrator (the "Administrator") to each Fund pursuant to the Administration Agreement dated as of October 21, 1997. The Administrator assists in supervising operations of each Fund (other than those performed by Sanwa under the Advisory Agreement, those performed by The Bank of New York under its custodial services agreements with the Eureka Funds, and those performed by BISYS Fund Services, Inc. under its transfer agency, shareholder service and fund accounting agreements with the Eureka Funds). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.



       Under the Administration Agreement, the Administrator has agreed to monitor the net asset value of the Money Market Funds, to maintain office facilities for the Eureka Funds, to maintain the Eureka Funds' financial accounts and records, and to furnish the Eureka Funds statistical and research data and certain bookkeeping services, and certain other services required by the Eureka Funds. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Eureka Funds' operations (other than those performed by Sanwa under the Advisory Agreement, and those performed by The Bank of New York, under its custodial services agreements with the Eureka Funds, and those performed by BISYS Fund Services, Inc. under its transfer agency, shareholder service and fund accounting agreements with the Eureka Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.



       Under the Administration Agreement, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate set forth below, subject to a per Fund annual minimum of $75,000: twenty one-hundredths of one percent (0.20%) of a Fund's average daily net assets up to $500 million; eighteen and one-half one-hundredths of one percent (0.185%) of a Fund's average daily net assets in excess of $500 million up to $1 billion; and seventeen and one-half one-hundredths of one percent (0.175%) of a Fund's average daily net assets in excess of $1 billion, or (b) such fee as may from time to time be agreed upon by the Eureka Funds and the Administrator. A fee agreed to from time to time by the Eureka Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.


       The Administration Agreement will continue until May 31, 2000. Thereafter, the Administration Agreement shall be renewed automatically for successive two year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by the Eureka Funds' Board of Trustees or by the Administrator.


       The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Eureka Funds in connection with the matters to which the Administration Agreement relates, except a loss, action or error resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of reckless disregard by the Administrator of its obligations and duties thereunder.


       For administration services for the fiscal year ended September 30, 2000, the Administrator received the following amounts after voluntary fee reductions:
0.10% of the average daily net assets of the Prime Money Market Fund, 0.16% of the average daily net assets of the U.S. Treasury Obligations Fund, ____ of the average daily net assets of the California Money Fund, 0.20% of the average daily net assets of the Investment Grade Bond Fund, 0.20% of the average daily net assets of the Global Asset Allocation Fund, 0.20% of the average daily net assets of the Equity Fund, and ____% of the average daily net assets of the Active OTC Stock Fund.


BISYS Fund Services received the following fees for administration services:

                                FISCAL YEAR ENDED


                                         September 30, 2000                    September 30, 1999
                                         ------------------                    ------------------
                                                     Additional                        Additional
                                                         Amount                            Amount
                                         Paid            Waived                Paid        Waived
                                         ----            ------                ----        ------

U.S. Treasury Obligations Fund                                             $217,347        $439
                                        -----             -----
Prime Money Market Fund                                                    $270,242    $119,850
                                        -----             -----
Investment Grade Bond Fund                                                 $288,577          $0
                                        -----             -----
Global Asset Allocation Fund                                               $161,661          $0
                                        -----             -----
Equity Fund                                                                $389,186          $0
                                        -----             -----


Distributor

       BISYS Fund Services serves as distributor to each Fund pursuant to a Distribution Agreement dated October 21, 1997. The Distribution Agreement will continue in effect for one-year periods if such continuance is approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

       BISYS Fund Services is entitled to a fee of 0.25% of the average daily net assets of Class A Shares and Class B Shares of each Fund payable under the Fund's Distribution Plan, for its services as Distributor.


BISYS Fund Services received the following fees for distribution services:

                                FISCAL YEAR ENDED


                                    September 30, 2000       September 30, 1999
                                    ------------------       ------------------

U.S. Treasury Obligations Fund                                         $3,182
                                           -----
Prime Money Market Fund                                               $31,086
                                           -----
Investment Grade Bond Fund                                             $7,718
                                           -----
Global Asset Allocation Fund                                           $8,397
                                           -----
Equity Fund                                                            $5,644
                                           -----



       The Distribution Plan was initially approved on October 21, 1997 by the Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). The Distribution Plan provides for fees only upon the Class A Shares and Class B Shares of each Fund.



       In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares and Class B Shares of that Fund. The Distribution Plan may be amended by vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class A Shares and/or Class B Shares. The Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.


Service Plan


       Under the Service Plan, a Fund will pay a monthly service fee to BISYS Fund Services ("BISYS") as compensation for services in connection with the Service Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund. BISYS may periodically waive all or a portion of the fee with respect to a Fund. BISYS may use the service fee to pay banks, other financial institutions and intermediaries, broker-dealers, Sanwa and Sanwa's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of administrative services or to provide administrative services to the holders of Class A Shares.

Any payments by BISYS for services under the Service Plan will be made pursuant to an agreement (a "Service Agreement") between BISYS and such bank, financial institution or intermediary, broker-dealer, or affiliate or subsidiary ("Participating Organization"). A Service Agreement will relate to the provision of administrative services to the Participating Organization's customers owning a Fund's Class A Shares. Under the Service Plan, a Participating Organization may include Sanwa or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Service Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Service Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.


Distribution Plan


       The Eureka Funds' Class A Shares and Class B Shares are sold on a continuous basis by the Distributor under a Distribution Agreement. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares and one-hundredth of one percent (1.00%) of the average daily net assets Class B Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund's Class A Shares and Class B Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class A Shares and Class B Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class A Shares or Class B Shares. Under the Distribution Plan, a Participating Organization may include Sanwa or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

       The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.



       The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Eureka Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.


Expenses


Sanwa and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. The Eureka Funds is responsible for all of its expenses and liabilities. As a general matter, expenses are allocated to the Class A Shares, Class B Shares, and Trust Shares of a Fund on the basis of the relative net asset value of each class. At present, the expenses that will be borne by Class A Shares and Class B Shares are sales charges, expenses associated with the relative net asset value of the class, expenses under the Eureka Funds' Distribution and Shareholder Services Plan ("Distribution Plan"), and a Service Plan which relate only to the Class A Shares.





Custodian


       The Bank of New York serves as the Eureka Funds' Custodian.


Transfer Agent and Fund Accounting Services

       Under the Transfer Agency Agreement, BISYS Fund Services, Inc., the Transfer Agent, receives a fee from each Fund at the annual rate of $15,000 in addition to various annual per account fees.


       BISYS Fund Services, Inc. also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Eureka Funds. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, subject to a minimum annual fee.


Independent Auditors


       The financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Eureka Funds incorporated by reference into this Statement of Additional Information which have been audited by Ernst & Young LLP, independent auditors, as set forth in their report incorporated by reference herein. The address of Ernst & Young LLP, is 10 West Broad Street, Columbus, Ohio 43215.


Legal Counsel

       Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 serve as counsel to the Eureka Funds.

                             PERFORMANCE INFORMATION

Yields of the Money Market Funds


       From time to time, a Money Market Fund's annualized "yield" and "effective yield" and total return may be presented in advertisements, sales literature and shareholder reports. The "yield" of a Money Market Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Eureka Funds and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of the assumed reinvestment.



       The "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.


       The yield and effective yield of each Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of each Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.


       For the seven-day and thirty-day periods ended September 30, 2000, the yield and effective yield, of the Trust Shares and Class A Shares of the U.S. Treasury Obligations Fund, and the Prime Money Market Fund calculated as described above was as follows:



                                                                   7-Day                   30-Day
                                                     7-Day       Effective     30-Day     Effective
           Fund                        Class         Yield         Yield         Yield      Yield
           ----                        -----         -----       ---------     -------    ---------
U.S. Treasury Obligations Fund         Trust             %             %            %            %
                                                     ----          ----         ----         ----
Prime Money Market Fund                Trust             %             %            %            %
                                                     ----          ----         ----         ----
U.S. Treasury Obligations Fund         Class A           %             %            %            %
                                                     ----          ----         ----         ----
Prime Money Market Fund                Class A           %             %            %            %
                                                     ----          ----         ----         ----


Yields of the Variable NAV Funds

       The yields of the Variable NAV Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period, according to the following formula:
a-b

                                                    6
                        30-Day Yield = 2[( ----- +1) -1]
                                              cd


       In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

       Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Variable NAV Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Eureka Funds allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each Fund.


       Investors in the Variable NAV Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.


       For the 30-day period ending September 30, 2000, the yield of the Trust Shares and Class A Shares of the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, calculated as described above was as follows:



   Fund                                   Class           Yield
   ----                                   -----           -----
Investment Grade Bond Fund                 Trust              %
                                                          ----
Global Asset Allocation Fund               Trust              %
                                                          ----
Equity Fund                                Trust              %
                                                          ----

Investment Grade Bond Fund               Class A              %
                                                          ----
Global Asset Allocation Fund             Class A              %
                                                          ----
Equity Fund                              Class A              %
                                                          ----


Calculation of Total Return

       Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash.

       Total return is calculated for the past year and the period since the establishment of each Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

       At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.


For the period since inception through September 30, 2000, aggregate total return was as follows:



                                                                          Aggregate
   Fund                               Class               Inception date  Total Return
   ----                               -----               ----------------------------
U.S. Treasury Obligations Fund         Trust            November 3, 1997                %
                                                                                    ----
Prime Money Market Fund                Trust            November 1, 1997                %
                                                                                    ----
Investment Grade Bond Fund             Trust            November 1, 1997                %
                                                                                    ----
Global Asset Allocation Fund           Trust            November 1, 1997                %
                                                                                    ----
Equity Fund                            Trust            November 1, 1997                %
                                                                                    ----
U.S. Treasury Obligations Fund         Class A          February 3, 1998                %
                                                                                    ----
Prime Money Market Fund                Class A          February 3, 1998                %
                                                                                    ----
Investment Grade Bond Fund             Class A          February 3, 1998                %
                                                                                    ----
Global Asset Allocation Fund           Class A          February 3, 1998                %
                                                                                    ----
Equity Fund                            Class A          February 3, 1998                %
                                                                                    ----



For the period since inception through September 30, 2000, average annual total return was as follows:



                                                                          Average Annual
   Fund                                Class              Inception date  Total Return
   ----                                -----              ----------------------------
U.S. Treasury Obligations Fund         Trust            November 3, 1997                %
                                                                                    ----
Prime Money Market Fund                Trust            November 1, 1997                %
                                                                                    ----
Investment Grade Bond Fund             Trust            November 1, 1997                %
                                                                                    ----

Global Asset Allocation Fund           Trust            November 1, 1997                %
                                                                                    ----
Equity Fund                            Trust            November 1, 1997                %
                                                                                    ----
U.S. Treasury Obligations Fund         Class A          February 3, 1998                %
                                                                                    ----
Prime Money Market Fund                Class A          February 3, 1998                %
                                                                                    ----
Investment Grade Bond Fund             Class A          February 3, 1998                %
                                                                                    ----
Global Asset Allocation Fund           Class A          February 3, 1998                %
                                                                                    ----
Equity Fund                            Class A          February 3, 1998                %
                                                                                    ----



For the one-year period through September 30, 2000, average annual total return was as follows:



                                                  Average Annual
   Fund                              Class         Total Return
   ----                              -----         ------------
U.S. Treasury Obligations Fund       Trust                %
                                                      ----
Prime Money Market Fund              Trust                %
                                                      ----
Investment Grade Bond Fund           Trust                %
                                                      ----
Global Asset Allocation Fund         Trust                %
                                                      ----
Equity Fund                          Trust                %
                                                      ----
U.S. Treasury Obligations Fund       Class A              %
                                                      ----
Prime Money Market Fund              Class A              %
                                                      ----

Investment Grade Bond Fund           Class A              %
                                                      ----
Global Asset Allocation Fund         Class A              %
                                                      ----
Equity Fund                          Class A              %
                                                      ----


Performance Comparisons

       Yield and Total Return. From time to time, performance information for the Funds showing their total return and/or yield may be included in advertisements. Performance figures are based on historical earnings and are not intended to indicate future performance.

       From time to time, the Eureka Funds may include the following types of information in advertisements, supplemental sales literature and reports to present or prospective shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Eureka Funds, (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market indices, industry indices, blended indices (including indices created by the Adviser combining two or more indices), or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.


       Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.

       The Morgan Stanley Capital International Europe, Australasia and the Far East Index ("EAFE") is an index composed of a sample of companies representative of the market structure of twenty European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks.

       The Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government; all quasi-federal corporations; all corporate debt guaranteed by the U.S. government; and mortgage backed securities. Corporate issues must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated investment grade by a NRSRO. Flower bonds and foreign targeted issues are also included in the Aggregate Bond Index.

       Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by Sanwa or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

       The Investment Grade Bond Fund, the Global Asset Allocation Fund, the Equity Fund, and the Active OTC Stock Fund may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. The Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature.

       Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Trust Shares are not subject to Distribution Plan fees or Service

Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A Shares and Class B Shares for the same period.



       Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.



       Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Eureka Funds' performance information.



       Further information about the performance of a Fund is contained in that Fund's annual report to Shareholders, which may be obtained without charge by contacting the Eureka Funds at P.O. Box 182792, Columbus, Ohio 43218-2792.


                             ADDITIONAL INFORMATION

Organization and Description of Shares


       The Eureka Funds organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated April 7, 1997, under the name "Sanwa Fund." A copy of the Eureka Funds' Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Eureka Funds presently have seven series of Shares offered to the public. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Eureka Funds into one or more additional series.


       Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Eureka Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

       Shares of the Eureka Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A Shares and Class B Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to Class A and Class B Shares. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Eureka Funds and filed with the Eureka Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Eureka Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.


Shareholder and Trustee Liability


       Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Eureka Funds. However, the Declaration of Trust disclaims Shareholder liability for acts or obligations of the Eureka Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Eureka Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.



       The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Eureka Funds shall be personally liable in connection with the administration or preservation of the assets of the Eureka Funds or the conduct of the Eureka Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Eureka Funds shall look solely to the assets of the Eureka Funds for payment.

Miscellaneous


       The Eureka Funds may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the Eureka Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the Eureka Funds for the most recent fiscal year or half-year and to provide the views of the Sanwa and/or Eureka Funds officers regarding expected trends and strategies.



       The organizational expenses of each Fund except for the California Money Fund and the Active OTC Stock Fund have been capitalized and are being amortized in the first five years of each Fund's operations. Such amortization will reduce the amount of income available for payment as dividends. On June 30, 1998, the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the California Money Fund and the Active OTC Fund will be paid during its first fiscal year. In the event any of the initial Shares of the Eureka Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the Eureka Funds subsequent to the date of the Prospectus and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.


       The Eureka Funds are registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Eureka Funds.


       As of ________, 2000, the trustees and officers of the Trust, as a group, owned less than 1% of the Trust Shares, the Class A Shares, and Class B Shares of any of the Eureka Funds.



       As of ________, 2000, Sanwa, 601 S. Figueroa Street, Los Angeles, California 90017 was the beneficial shareholder of the outstanding voting shares of the Trust Shares of the Funds as follows: __% of the U.S. Treasury Obligations Fund, __% of the Prime Money Market Fund, __% of the Investment Grade Bond Fund, __% of the Global Asset Allocation Fund, and __% of the Equity Fund.

           The following table indicates the ownership of record of the shareholders who, to the best knowledge of the Trust, were the owners of 5% or more of the outstanding shares of the Trust, as of ________, 2000:



U.S. TREASURY OBLIGATIONS FUND - CLASS A SHARES

Sanwa Bank California                                                %
1977 Saturn St., OC4-4.                                          ----
Monterey Park, CA  91754

PRIME MONEY MARKET FUND - CLASS A SHARES

Sanwa Bank California                                                %
1977 Saturn St., OC4-4.                                          ----
Monterey Park, CA  91754

INVESTMENT GRADE BOND FUND - CLASS A SHARES

BISYS Brokerage Services, Inc.                                       %
P.O. Box 4054                                                    ----
Concord, CA 94524

GLOBAL ASSET ALLOCATION FUND - CLASS A SHARES

BISYS Brokerage Services, Inc.                                       %
P.O.Box 4054                                                     ----
Concord, CA 94524

EQUITY FUND - CLASS A SHARES

BISYS Brokerage Services, Inc.                                       %
P.O.Box 4054                                                     ----
Concord, CA 94524

Linda Rogers                                                         %
Test Trust of Collece M. McGalliard                              ----
P.O.Box 85484
San Diego, CA 92186

Union Bank of California                                             %
Thelma B. Johnson Trust                                          ----
P.O. Box 85484
San Diego, CA 92186

U.S. TREASURY OBLIGATIONS FUND - CLASS B SHARES



PRIME MONEY MARKET FUND - CLASS B SHARES



INVESTMENT GRADE BOND FUND- CLASS B SHARES



GLOBAL ASSET ALLOCATION FUND - CLASS B SHARES



EQUITY FUND - CLASS B SHARES



U.S. TREASURY OBLIGATIONS FUND - TRUST SHARES

Taylor & Co.                                                         %
P.O. Box 60078  OC4-5                                            ----
Los Angeles, CA  90060

PRIME MONEY MARKET FUND - TRUST SHARES

Taylor & Co.                                                         %
P.O. Box 60078  OC4-5                                            ----
Los Angeles, CA  90060

Sanwa Bank California                                                %
Norwest Bank MN                                                  ----
2700 Snelling Avenue, N Suite 300
Minneapolis, MN 55479-2205


INVESTMENT GRADE BOND FUND - TRUST SHARES

Taylor & Co.                                                         %
P.O. Box 60078  OC4-5                                            ----
Los Angeles, CA  90060

Chase Manhattan Bank                                                 %
Sanwa Bank CA Ret Plan 29074491                                  ----
4 New York Plaza, 2nd Floor
New York, NY 10004

GLOBAL ASSET ALLOCATION FUND - TRUST SHARES

Taylor & Co.                                                         %
P.O. Box 60078  OC4-5                                            ----
Los Angeles, CA  90060

Sanwa Bank California                                                %
P.O. Box 60540                                                   ----
Los Angeles, CA  90060-0540

Chase Manhattan Bank                                                 %
Sanwa Bank CA Ret Plan 29074491                                  ----
4 New York Plaza, 2nd Floor
New York, NY 10004

EQUITY FUND - TRUST SHARES

Taylor & Co.                                                         %
P.O. Box 60078  OC4-5                                            ----
Los Angeles, CA  90060

Sanwa Bank California                                                %
P.O. Box 60540                                                   ----
Los Angeles, CA  90060

Chase Manhattan Bank                                                 %
Sanwa Bank CA Ret Plan 29074491                                  ----
4 New York Plaza, 2nd Floor
New York, NY 10004


       The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

       The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

                                    APPENDIX



The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NSRO. The NSROs that may be utilized by the Funds and the description of each NSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.



Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)


Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):



       Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



       Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.



       A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


       Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



       Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



                     Description of the five highest long-term debt ratings by S
              & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):



       AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.



       AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



       A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



       BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

              Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



       BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:



       AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.



       AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



       A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


 Short -Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)


Moody's description of its three highest short-term debt ratings:

       Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                            - Leading market positions in well-established industries.

                            -      High rates of return on funds employed.

                            - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                            -      Well-established access to a range of
                                   financial markets and assured sources of alternate liquidity.

       Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


S & P's description of its three highest short-term debt ratings:






       A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.



       A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.



       A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



Fitch IBCA's description of its three highest short-term debt ratings:






       F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.






       F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.



       F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


       Short -Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:



       MIG 1/VMIG 1  This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.



       MIG 2/VMIG 2  This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.





SHORT -TERM DEBT RATINGS


       Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.



                     BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.



The TBW Short -Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.






The TBW Short -Term Rating apply only to unsecured instruments that have a maturity of one year or less.



The TBW Short -Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.


       TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

       TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


       TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.


       TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS

                           (a) (1) Declaration of Trust, dated April 7, 1997, is incorporated by reference from
                                        Exhibit 1 to the Funds' initial
                                        Registration Statement filed on July 31,
                                        1997 on Form N-1A.

                           (a) (2) Amended and Restated Agreement and Declaration of Trust, dated October 17, 1997, is incorporated by reference from
                                        Exhibit 1(b) to Post-Effective Amendment
                                        No. 4 to the Fund's Registration
                                        Statement (filed on November 25, 1998)
                                        on Form N- 1A.

                           (b) Form of By-Laws is incorporated by reference from Exhibit 2 to the Funds' initial Registration Statement filed on July 31, 1997 on Form N-1A.

                           (c) (1) Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VIII,
                                        Section 4; and Article IX, Sections 1, 4 and 7 of the Declaration of Trust is filed herewith.

                           (c) (2)      Article 9; Article  10, Section 6; and
                                        Article 11 of the By-laws is filed
                                        herewith.

                           (d) Investment Advisory Agreement between Registrant and Sanwa Bank California, dated October 21, 1997, is incorporated by reference from Exhibit 5 to Post-Effective Amendment No. 1 to the Fund's Registration Statement (filed February 20, 1998) on Form N-1A.

                           (e)          Distribution Agreement between
                                        Registrant and BISYS Fund Services
                                        Limited Partnership, dated October 31,
                                        1997, is incorporated by reference from
                                        Exhibit 6 to Post-Effective Amendment
                                        No. 3 to the Funds' Registration
                                        Statement (filed on April 29, 1998) on
                                        Form N-1A.

                           (f)          None.

                           (g) (1) Custody Agreement between Registrant and The Bank of New York, dated November 3, 1997, is incorporated by reference from
                                        Exhibit 8(a) to Post-Effective Amendment
                                        No. 3 to the

                                        Funds' Registration Statement (filed on
                                        April 29, 1998) on Form N-1A.

                               (2)      Form of Foreign Custody Manager
                                        Agreement between Registrant and The
                                        Bank of New York is incorporated by
                                        reference to Exhibit 8(b) to
                                        Pre-Effective Amendment No. 2 to the
                                        Registrant's Registration Statement
                                        filed on October 3, 1997 on Form N-1A.

                           (h) (1) Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., dated October 31, 1997, is incorporated by reference from Exhibit 9(a) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.

                               (2)      Fund Accounting Agreement between
                                        Registrant and BISYS Fund Services,
                                        Inc., dated October 31, 1997, is
                                        incorporated by reference from Exhibit
                                        9(b) to Post-Effective Amendment No. 3
                                        to the Funds' Registration Statement
                                        (filed on April 29, 1998) on Form N-1A.

                               (3)      Administration Agreement between
                                        Registrant and BISYS Fund Services
                                        Limited Partnership, dated October 31,
                                        1997, is incorporated by reference from
                                        Exhibit 9(c) to Post-Effective Amendment
                                        No. 3 to the Funds' Registration
                                        Statement (filed on April 29, 1998) on
                                        Form N-1A.

                               (4) Form of Service Plan is incorporated by reference from Exhibit 9(d) to Pre-Effective Amendment No. 2 to the Funds' Registration Statement filed on October 3, 1997 on Form N-1A.

                  (5) Forms of service agreements pursuant to Service Plan referred to herein as Exhibit 9(d) is incorporated by reference from
         Exhibit 9(e) to Pre-Effective Amendment No. 2 to the Funds' Registration Statement filed on October 3, 1997 on Form N-1A.

                           (i) Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.


                           (j)          Consent of Ropes & Gray is filed
                                        herewith.


                           (k)          Omitted financial statements: None.

                           (l)          Purchase Agreement between the
                                        Registrant and BISYS Fund Services,
                                        dated September 26, 1997, is
                                        incorporated by reference from Exhibit
                                        13 to Post-Effective Amendment No. 3 to
                                        the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.

                           (m)(1)       Distribution and Shareholder
                                        Services Plan between the Registrant and BISYS Fund Services Limited Partnership, dated October 21, 1997, is incorporated by reference from Exhibit 15(a) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.

                               (2) Forms of Servicing Agreement pursuant to Distribution and Shareholder Services Plan referred to herein as Exhibit 15(a) are incorporated by reference from
                                        Exhibit 15(b) to Pre-Effective Amendment
                                        No. 2 to the Registrant's Registration
                                        Statement filed on October 3, 1997 on
                                        Form N-1A.


                           (n) Multiple Class Plan, dated October 21, 1997, is incorporated by reference from
                                        Exhibit 18 to Post-Effective Amendment
                                        No. 3 to the Funds' Registration
                                        Statement (filed on April 29, 1998) on
                                        Form N-1A.

                           (P)(1) Code of Ethics for the Eureka Funds is filed herewith.

                           (P)(2) Code of Ethics for the Sanwa Bank California is filed herewith.

                           (P)(3) Code of Ethics for BISYS Fund Services is filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


                  As of the date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

                  Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR


                  Sanwa Bank California ("SBCL"), performs investment advisory services for the Registrant. SBCL is a wholly owned subsidiary of The Sanwa Bank Limited, of Japan. Its principal offices are located at 601 South Figueroa Street, Los Angeles, California 90017. Established in 1972, SBCL provides a full range of personal and business banking services through a network of more than 100 branches and offices statewide. SBCL has approximately $9.4 billion in assets.


                  To the knowledge of Registrant, none of the directors or officers of SBCL, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of SBCL also hold positions with The Sanwa Bank Limited, of Japan or its other subsidiaries.

                  Listed below are the directors and certain principal executive officers of SBCL, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

NAME AND POSITION              OTHER BUSINESS, PROFESSION, VOCATION, OR EMPLOYMENT
-----------------              ---------------------------------------------------

Teruyoshi Yasufuky             Chairman of the Board, SBCL; Counselor, Sanwa Research Institute

Steven D. Broidy               Director, SBCL; Vice Chairman and Chief Administrative Officer, City National Bank

Robert C. Cooke                Director, SBCL

Robert C. Corteway             Director, SBCL

Vilma Martinez                 Director, SBCL; Litigation Partner, Munger, Tolles & Olson

James M. Rosser, Ph.D.         Director, SBCL; President, California State University at Los Angeles

Cynthia Ann Telles, Ph.D.      Director, SBCL; Director, Spanish Speaking Psychosocial Clinic, The Neuropsychiatric Institute
                               and Hospital Department of Psychiatry and Behavioral Sciences, UCLA School of Medicine

James C. Van Horne             Director, SBCL; A.P. Gianniani Professor of Finance at the Graduate School of Business at
                               Stanford University

Tamio Takakura                 President and Chief Executive Officer, SBCL

Kazuyoshi Kuwahata             Vice Chairman & Chief Line Officer, SBCL

Howard N. Gould                Vice Chairman & Chief Administrative Officer, SBCL


ITEM 27. PRINCIPAL UNDERWRITER

(a)             BISYS Fund Services acts as distributor for the Registrant.
                BISYS Fund Services also distributes the securities of the following investment companies: Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, The Coventry Group, The Eureka Funds, Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Old Westbury Funds, Inc., Pacific Capital Funds, Republic Advisor Funds Trust, Republic Funds Trust, Summit Investment Trust, USAllianz Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage
                Mutual Funds, Inc., and WHATIFI Funds. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.

         (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                                   Positions and                      Positions and
Name and Principal                                 Offices with The                   Offices with
Business Addresses                                 Winsbury Company                   The Registrant
------------------                                 ----------------                   --------------
BISYS Fund Services, Inc.                          Sole General                        None
3435 Stelzer Road                                     Partner
Columbus, OH  43219
WC Subsidiary Corporation                          Sole Limited Partner                None
150 Clove Road
Little Falls, NJ 07424


ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (1) Sanwa Bank California, 601 S. Figueroa Street, Los Angeles, California 90017 (records relating to the Advisor's functions as investment adviser).

                  (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor).

                  (3) The Bank of New York, 100 Church Street, New York, New York 10286 (records relating to its function as custodian).

                  (4) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, By-Laws, and Minute Books).

                  (5) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and fund accountant).

ITEM 29.          MANAGEMENT SERVICES

                  None.

ITEM 30.          UNDERTAKINGS

                  Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 17th day of November 2000.


                                             Eureka Funds

                                             By: /s/ Larry Layne*
                                                 ----------------------------
                                                 Larry Layne
                                                 Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of the Eureka Funds has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                   Capacity                            Date
---------                                   --------                            ----

                                            Chairman of the Board
/s/ Larry Layne*                            and Trustee                         November 17, 2000
    ------------------------
    Larry Layne

/s/ Walter F. Beran*                        Trustee                             November 17, 2000
    ------------------------
    Walter F. Beran

/s/ David L. Buell*                         Trustee                             November 17, 2000
    ------------------------
    David L. Buell

/s/ Donald H. Livingstone*                  Trustee                             November 17, 2000
    ------------------------
    Donald H. Livingstone

/s/ Takashi Muraoka*                        Trustee                             November 17, 2000
    ------------------------
    Takashi Muraoka

/s/ Irimga McKay*                           President                           November 17, 2000
    ------------------------
    Irimga McKay

/s/ Frank Deutchki*                         Treasurer                           November 17, 2000
    ------------------------
    Frank Deutchki

*By:    Alyssa Albertelli
        --------------------
        Alyssa Albertelli
        Attorney-In-Fact

                                POWER OF ATTORNEY

        The undersigned, each being a Trustee of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                                   CAPACITY                                    DATE
---------                                   --------                                    ----

/s/ Larry Layne                             Trustee                                     October 21, 1997
-----------------------
Larry Layne

/s/ Kazuyoshi Kuwahata                      Trustee                                     October  21, 1997
-----------------------
Kazuyoshi Kuwahata

/s/ Walter F. Beran                         Trustee                                     October 21, 1997
-----------------------
Walter F. Beran

/s/ David L. Buell                          Trustee                                     October 21, 1997
-----------------------
David L. Buell

/s/ Donald H. Livingstone                   Trustee                                     October 21, 1997
------------------------
Donald H. Livingstone

                                POWER OF ATTORNEY

        The undersigned, being the President of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   CAPACITY                                    DATE
---------                                   --------                                    ----
/s/ Irimga McKay                            President                                   February 20, 1998
----------------
Irimga McKay

                                POWER OF ATTORNEY

        The undersigned, being a Trustee of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   CAPACITY                                    DATE
---------                                   --------                                    ----

/s/ Takashi Muraoka                         Trustee                                     November 30, 1999
-------------------
Takashi Muraoka

                                POWER OF ATTORNEY

        The undersigned, being the Treasurer of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   CAPACITY                                    DATE
---------                                   --------                                    ----

/s/ Frank Deutchki                          Treasurer                                   December 1, 1999
------------------
Frank Deutchki

                                  Exhibit Index

Exhibit No.                Description                                                           Page
-----------                -----------                                                           ----


(c)(1)            Instruments Defining Rights of Security Holders - Declaration of Trust.
(c)(2)            Instruments Defining Rights of Security Holders - By-laws.
(i)               Opinion and Consent of Counsel.
(j)               Consent of Ropes & Gray.
(p)(1)            Code of Ethics for the Eureka Funds.
(p)(2)            Code of Ethics for the Sanwa Bank California.
(p)(3)            Code of Ethics for BISYS Fund Services.